UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number           811- 02753

Guggenheim Variable Funds Trust

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Guggenheim Variable Funds Trust
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end:      December 31

Date of reporting period:      January 1, 2024 – June 30, 2024

Item 1.	Reports to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Series A (StylePlus—Large Core Series)

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Series A (StylePlus—Large Core Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$61	1.14%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 15.31%, outperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period.

What factors materially affected the fund's performance over the last six months?

The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the fund's benchmark, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with fund's benchmark (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series A (StylePlus—Large Core Series)	15.31%	25.15%	14.41%	12.39%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Fund Statistics as of 6.30.24
Net Assets	$249,083,822
Number of Portfolio Holdings	85
Portfolio Turnover Rate	26%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund III	24.5%
Guggenheim Variable Insurance Strategy Fund III	23.8%
Guggenheim Strategy Fund II	14.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	11.6%
Microsoft Corp.	1.9%
Apple, Inc.	1.7%
NVIDIA Corp.	1.3%
Alphabet, Inc. — Class C	0.7%
Amazon.com, Inc.	0.7%
Broadcom, Inc.	0.5%
Top 10 Total	80.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000027852-063024

Guggenheim Investments	2

Series B (Large Cap Value Series)

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Series B (Large Cap Value Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$40	0.77%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 8.72%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the Russell 1000 Value Index, which returned 6.62% for the same period.

The fund's broad-based securities market index was changed from the Russell 1000 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund's stock selection was the most significant contributor to outperformance relative to the Russell 1000 Value Index for the reporting period, due to the AI-driven Technology holdings in Alphabet, Inc.- Class A, Qualcomm Inc, KLA Corp, Teradyne Inc., and Applied Materials. Positions in Diamondback Energy and Leidos Holdings in the Energy and Professional Services sectors also contributed meaningfully.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series B (Large Cap Value Series)	8.72%	13.80%	10.58%	8.52%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Value Index	6.62%	13.06%	9.01%	8.23%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 1000 Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Fund Statistics as of 6.30.24
Net Assets	$203,542,452
Number of Portfolio Holdings	83
Portfolio Turnover Rate	8%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
iShares Russell 1000 Value ETF	3.6%
Bank of America Corp.	2.7%
Berkshire Hathaway, Inc. — Class B	2.6%
Chevron Corp.	2.6%
Verizon Communications, Inc.	2.5%
Walmart, Inc.	2.3%
Alphabet, Inc. — Class A	2.1%
ConocoPhillips	2.1%
Diamondback Energy, Inc.	1.9%
JPMorgan Chase & Co.	1.8%
Top 10 Total	24.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000027862-063024

Guggenheim Investments	2

Series D (World Equity Income Series)

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Series D (World Equity Income Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$45	0.87%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 9.83%, underperforming the fund's benchmark, the MSCI World (Net) Index, which returned 11.75% for the same period.

What factors materially affected the fund's performance over the last six months?

An underweight in the Health Care sector and good selection in Financials were the largest positive contributors to the fund's return. The leading overall detractor from return was allocation, with the Information Technology and Communication Services sectors responsible for most of the relative underperformance. The fund was also most underweight relative to the Benchmark in the Information Technology sector, which exacerbated the underperformance. From a country perspective, Security selection in Australia was a large positive contributor to return. Europe as a whole contributed to return, with the largest relative contributions from Italy, France, and Sweden. The U.S. was the single largest relative detractor from return. The UK and Germany were the other leading detractors from return on a relative basis. The top relative individual contributor to the fund was Dell Technologies, Inc. The biggest detractor was an underweight in Nvidia Corp.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series D (World Equity Income Series)	9.83%	16.98%	9.44%	6.86%
MSCI World (Net) Index	11.75%	20.19%	11.78%	9.16%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The MSCI World (Net) Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Fund Statistics as of 6.30.24
Net Assets	$115,943,933
Number of Portfolio Holdings	146
Portfolio Turnover Rate	56%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Country Diversification (% of Total Investments) as of 6.30.24
Geographic Region	% of Net Assets
United States	69.5%
Japan	3.6%
Netherlands	3.6%
Denmark	2.7%
Australia	2.2%
France	2.2%
Canada	2.1%
Other	14.1%
Total Investments	100.0%
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
NVIDIA Corp.	3.4%
Apple, Inc.	3.4%
Microsoft Corp.	3.3%
Alphabet, Inc. — Class C	2.4%
Amazon.com, Inc.	2.0%
Novo Nordisk A/S — Class B	1.5%
Walmart, Inc.	1.3%
Johnson & Johnson	1.2%
Berkshire Hathaway, Inc. — Class B	1.2%
UnitedHealth Group, Inc.	1.1%
Top 10 Total	20.8%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000027864-063024

Guggenheim Investments	2

Series E (Total Return Bond Series)

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Series E (Total Return Bond Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$43	0.87%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 0.21%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (0.71%) for the same period.

What factors materially affected the fund's performance over the last six months?

The fund's relative outperformance to the Benchmark was primarily driven by security selection, sector allocation and the fund's carry advantage over the benchmark. Carry is the difference between the cost of financing an asset and the interest received on that asset. Duration was a detractor from absolute returns as interest rates rose roughly 50 basis points over the performance period but only a modest detractor in relative terms. The fund benefited from an overweight allocation to asset-backed securities, as securitized credit spreads broadly outperformed corporate credit spreads. Security selection within agency residential mortgage-backed securities, investment grade corporates, and high yield corporates were key contributors to relative performance.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series E (Total Return Bond Series)	0.21%	4.12%	0.65%	2.45%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index is an unmanaged index and, unlike the fund, has no management fees or operating expenses to reduce its reported return.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Fund Statistics as of 6.30.24
Net Assets	$160,389,829
Number of Portfolio Holdings	538
Portfolio Turnover Rate	41%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 6.30.24
Credit Quality	% of Net Assets
AAA	46.1%
AA	6.2%
A	13.6%
BBB	14.6%
BB	5.4%
B	1.3%
CCC	0.3%
CC	1.4%
C	0.1%
NR3	3.2%
Other Instruments	7.8%
10 Largest Holdings4 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Total Return Bond Fund — R6-Class	3.9%
U.S. Treasury Notes, 4.13% due 03/31/31	2.7%
Uniform MBS 30 Year due 09/01/24	2.7%
Uniform MBS 30 Year due 09/01/24	2.6%
U.S. Treasury Bonds due 05/15/53	2.2%
U.S. Treasury Notes, 4.00% due 02/15/34	2.1%
U.S. Treasury Notes, 4.50% due 05/31/29	2.0%
U.S. Treasury Notes, 4.63% due 04/30/31	1.6%
Uniform MBS 15 Year due 08/01/24	1.3%
Freddie Mac, 5.00% due 06/01/53	1.1%
Top 10 Total	22.2%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000027865-063024

Guggenheim Investments	2

Series F (Floating Rate Strategies Series)

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Series F (Floating Rate Strategies Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$58	1.14%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 3.12%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (0.71%) for the same period and underperforming the fund's secondary index, the Credit Suisse Leveraged Loan Index, which returned 4.44% for the same period.

The fund's broad-based securities market index was changed from the Credit Suisse Leveraged Loan Index to the Bloomberg U.S. Aggregate Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

Above-average returns for both the fund and the Credit Suisse Leveraged Loan Index (the "Index") continued to be driven by high all-in coupon. Interest return accounted for over 100% of overall return for both the fund and the benchmark during the first half of the year (more than offsetting a negative return from price movement). From a supply/demand perspective, record collateralized loan obligation issuance pushed the supply deficit to all-time highs as robust primary activity remained primarily opportunistic (refinancings/repricings). Comparing the fund to the Index, credit issues in the consumer and communications sectors were the primary detractors to performance during the reporting period. Relative performance benefited from an overweight to the consumer non-cyclicals sector and from the fund's small high yield bond allocation.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series F (Floating Rate Strategies Series)	3.12%	8.48%	3.66%	3.47%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Credit Suisse Leveraged Loan Index	4.44%	11.04%	5.36%	4.61%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and Credit Suisse Leveraged Loan Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Fund Statistics as of 6.30.24
Net Assets	$56,876,119
Number of Portfolio Holdings	235
Portfolio Turnover Rate	31%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 6.30.24
Credit Quality	% of Net Assets
BBB	6.7%
BB	35.3%
B	46.5%
CCC	3.0%
CC	0.1%
NR3	0.2%
Other Instruments	8.2%
10 Largest Holdings4 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Floating Rate Strategies Fund — Class R6	2.6%
SPDR Blackstone Senior Loan ETF	2.6%
Arsenal AIC Parent LLC, 9.10%	0.9%
Planview Parent, Inc., 9.08%	0.9%
Restaurant Brands, 7.09%	0.9%
WMG Acquisition Corp.	0.9%
McGraw Hill LLC, 10.20%	0.9%
American Builders & Contractors Supply Co., Inc., 7.34%	0.9%
Summit Behavioral Healthcare LLC, 9.60%	0.9%
Beacon Roofing Supply, Inc., 7.34%	0.9%
Top 10 Total	12.4%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000125779-063024

Guggenheim Investments	2

Series J (StylePlus—Mid Growth Series)

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Series J (StylePlus—Mid Growth Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$63	1.23%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 7.60%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the Russell Midcap Growth Index, which returned 5.98% for the same period.

The fund's broad-based securities market index was changed from the Russell Midcap Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund outperformed the Russell Midcap Growth Index (the "Index") for the reporting period. The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the Index, the active equity sleeve contributed to performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with the Index (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series J (StylePlus—Mid Growth Series)	7.60%	16.93%	9.55%	9.96%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell Midcap Growth Index	5.98%	15.05%	9.93%	10.51%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and Russell Midcap Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Fund Statistics as of 6.30.24
Net Assets	$173,487,396
Number of Portfolio Holdings	150
Portfolio Turnover Rate	34%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	26.8%
Guggenheim Strategy Fund III	26.5%
Guggenheim Strategy Fund II	20.2%
Guggenheim Ultra Short Duration Fund — Institutional Class	1.7%
Owens Corning	0.5%
Neurocrine Biosciences, Inc.	0.5%
Pure Storage, Inc. — Class A	0.4%
Lennox International, Inc.	0.4%
Toll Brothers, Inc.	0.4%
United Therapeutics Corp.	0.4%
Top 10 Total	77.8%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000027868-063024

Guggenheim Investments	2

Series N (Managed Asset Allocation Series)

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Series N (Managed Asset Allocation Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$50	0.98%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 5.88%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (0.71%) for the same period and underperforming the fund's secondary index, the S&P 500 Index, which returned 15.29% for the same period.

What factors materially affected the fund's performance over the last six months?

Strong earnings growth in large cap technology stocks propelled the equity market, more particularly the U.S. large cap equity market, to historical records multiple times during the reporting period. Smaller U.S. stocks and international equity markets performed less strongly. Bond markets have struggled with the oscillating outlook on whether or how frequently the Federal Reserve might cut interest rates this year. Treasury and high quality bonds, in general, declined. S&P 500 futures and ETFs, the S&P Mid Cap ETF, and MSCI EAFE Index futures and ETFs were the biggest contributors to the fund's return, while the biggest detractors were the Bloomberg U.S. Aggregate Bond ETF, iShares iBoxx Investment Grade Bond ETF, and the 10-year U.S. Treasury ETF and related futures.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series N (Managed Asset Allocation Series)	5.88%	11.59%	6.29%	6.12%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and S&P 500 Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Fund Statistics as of 6.30.24
Net Assets	$35,573,951
Number of Portfolio Holdings	23
Portfolio Turnover Rate	1%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Vanguard S&P 500 ETF	23.3%
Schwab U.S. Aggregate Bond ETF	14.5%
SPDR S&P 500 ETF Trust	12.5%
iShares MSCI EAFE ETF	8.6%
iShares 7-10 Year Treasury Bond ETF	7.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.1%
iShares 1-3 Year Treasury Bond ETF	6.6%
iShares Core S&P Mid-Cap ETF	6.2%
Guggenheim Variable Insurance Strategy Fund III	3.1%
Guggenheim Strategy Fund II	3.0%
Top 10 Total	92.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000027869-063024

Guggenheim Investments	2

Series O (All Cap Value Series)

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Series O (All Cap Value Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$44	0.85%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 6.52%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the Russell 3000 Value Index, which returned 6.18% for the same period.

The fund's broad-based securities market index was changed from the Russell 3000 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund slightly outperformed the Russell 3000 Value Index for the reporting period. It benefited from its underweight to the Health Care and REITs sectors. Its overweight to smaller-market-cap companies detracted from performance as the larger, mega-cap companies in the market performed best. The fund's stock selection was the most significant contributor to outperformance due to the AI-driven technology holdings in Alphabet, KLA Corp, Teradyne, and Qualcomm as well as holdings in Diamondback Energy, Jefferies Financial, Leidos, and Encompass Health.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series O (All Cap Value Series)	6.52%	11.34%	10.10%	8.16%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 3000 Value Index	6.18%	12.93%	8.89%	8.10%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 3000 Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Fund Statistics as of 6.30.24
Net Assets	$93,533,140
Number of Portfolio Holdings	141
Portfolio Turnover Rate	12%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Jefferies Financial Group, Inc.	2.4%
Chevron Corp.	2.3%
Diamondback Energy, Inc.	2.1%
Berkshire Hathaway, Inc. — Class B	2.0%
JPMorgan Chase & Co.	2.0%
Bank of America Corp.	1.9%
OGE Energy Corp.	1.9%
Walmart, Inc.	1.8%
Verizon Communications, Inc.	1.7%
Pinnacle West Capital Corp.	1.7%
Top 10 Total	19.8%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000027853-063024

Guggenheim Investments	2

Series P (High Yield Series)

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Series P (High Yield Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$54	1.07%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 2.49%, outperforming the fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned (0.71%) for the same period and underperforming the fund's secondary index, the Bloomberg U.S. Corporate High Yield Index, which returned 2.58% for the same period.

The fund's broad-based securities market index was changed from the Bloomberg U.S. Corporate High Yield Index to the Bloomberg U.S. Aggregate Bond Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

Overall, lower financing costs and borrower sentiment spurred heavy new issuance volume while strong market conditions kept spreads tight. The primary contributors to the fund's performance were exposure to higher quality credit and a restructured equity position, and the primary detractor was weaker performance from consumer cyclical holdings.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series P (High Yield Series)	2.49%	9.84%	3.40%	3.58%
Bloomberg U.S. Aggregate Bond Index	-0.71%	2.63%	-0.23%	1.35%
Bloomberg U.S. Corporate High Yield Index	2.58%	10.44%	3.92%	4.31%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Bloomberg U.S. Aggregate Bond Index and the Bloomberg U.S. Corporate High Yield Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Fund Statistics as of 6.30.24
Net Assets	$32,004,941
Number of Portfolio Holdings	273
Portfolio Turnover Rate	24%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
Portfolio Composition by Quality Rating2 (% of Total Investments) as of 6.30.24
Credit Quality	% of Net Assets
BBB	3.1%
BB	46.7%
B	39.3%
CCC	6.5%
CC	0.1%
NR3	0.1%
Other Instruments	4.2%
10 Largest Holdings4 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Terraform Global Operating, LP, 6.13%	1.3%
CPI CG, Inc., 8.63%	1.1%
Cheplapharm Arzneimittel GmbH, 5.50%	1.1%
Enviri Corp., 5.75%	1.0%
CVR Energy, Inc., 5.75%	1.0%
ITT Holdings LLC, 6.50%	0.9%
VZ Secured Financing BV, 5.00%	0.9%
CPI CG, Inc., 10.00%	0.9%
Trinity Industries, Inc., 7.75%	0.9%
GrafTech Finance, Inc., 4.63%	0.8%
Top 10 Total	9.9%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled "NR" have been rated by Moody's, Standard & Poor's ("S&P"), or Fitch, each of which is a Nationally Recognized Statistical Rating Organization ("NRSRO"). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

[3]	NR (not rated) securities do not necessarily indicate low credit quality.

[4]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000027854-063024

Guggenheim Investments	2

Series Q (Small Cap Value Series)

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Series Q (Small Cap Value Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$55	1.11%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 0.32%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the Russell 2000 Value Index, which returned (0.85%) for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund outperformed the Russell 2000 Value Index for the reporting period. However, the return was subdued relative to many other equity benchmarks, as the AI-driven large cap technology growth stocks drove many indices much higher. The fund benefited from its underweight to banks, REITs, and consumer discretionary sectors. There was meaningful contribution from holdings in Kirby Corp, Pioneer Natural Resources, Encompass Health, Stifel Financial, Crocs, and Radnet.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series Q (Small Cap Value Series)	0.32%	9.04%	7.82%	5.20%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2000 Value Index	-0.85%	10.90%	7.07%	6.23%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and Russell 2000 Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Fund Statistics as of 6.30.24
Net Assets	$57,391,967
Number of Portfolio Holdings	103
Portfolio Turnover Rate	13%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
SPDR S&P Biotech ETF	3.1%
iShares Russell 2000 Value ETF	2.5%
Encompass Health Corp.	2.4%
Stifel Financial Corp.	2.2%
Liberty Energy, Inc. — Class A	2.0%
MGP Ingredients, Inc.	2.0%
Murphy Oil Corp.	2.0%
Rush Enterprises, Inc. — Class A	2.0%
Kirby Corp.	2.0%
OGE Energy Corp.	1.9%
Top 10 Total	22.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000027855-063024

Guggenheim Investments	2

Series V (SMid Cap Value Series)

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Series V (SMid Cap Value Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$44	0.88%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 2.98%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the Russell 2500 Value Index, which returned 1.50% for the same period.

The fund's broad-based securities market index was changed from the Russell 2500 Value Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund outperformed the Russell 2500 Value Index for the reporting period. However, the return was subdued relative to many other equity benchmarks, as the AI-driven large cap technology growth stocks drove many indices much higher. The fund benefited from its industry allocations (overweight in Utilities and Technology while underweight in Consumer Discretionary and REITs) as well as strong individual stock performance from Jefferies Financial, Stifel Financial, Leidos and Crocs.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series V (SMid Cap Value Series)	2.98%	8.91%	9.57%	7.18%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2500 Value Index	1.50%	11.24%	8.01%	6.77%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2500 Value Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Fund Statistics as of 6.30.24
Net Assets	$155,845,824
Number of Portfolio Holdings	91
Portfolio Turnover Rate	17%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Unum Group	2.8%
Jefferies Financial Group, Inc.	2.5%
Teradyne, Inc.	2.4%
Stifel Financial Corp.	2.4%
Pinnacle West Capital Corp.	2.4%
OGE Energy Corp.	2.3%
Teledyne Technologies, Inc.	2.3%
Old Republic International Corp.	2.2%
Evergy, Inc.	2.2%
Diamondback Energy, Inc.	2.2%
Top 10 Total	23.7%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000027857-063024

Guggenheim Investments	2

Series X (StylePlus—Small Growth Series)

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Series X (StylePlus—Small Growth Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$64	1.26%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 3.93%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the Russell 2000 Growth Index, which returned 4.44% for the same period.

The fund's broad-based securities market index was changed from the Russell 2000 Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund underperformed the Russell 2000 Growth Index (the "Index") for the reporting period. The equity sleeve was allocated 20%-30% to actively managed equity and 70%-80% to passive equity. Relative to the Index, the active equity sleeve detracted from performance. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with the Index (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series X (StylePlus—Small Growth Series)	3.93%	10.34%	6.50%	7.62%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 2000 Growth Index	4.44%	9.14%	6.17%	7.39%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and the Russell 2000 Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Fund Statistics as of 6.30.24
Net Assets	$26,201,956
Number of Portfolio Holdings	137
Portfolio Turnover Rate	40%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Variable Insurance Strategy Fund III	27.3%
Guggenheim Strategy Fund III	26.2%
Guggenheim Strategy Fund II	16.5%
Guggenheim Ultra Short Duration Fund — Institutional Class	1.2%
Mueller Industries, Inc.	0.6%
Boise Cascade Co.	0.4%
Meritage Homes Corp.	0.4%
Abercrombie & Fitch Co. — Class A	0.4%
Fabrinet	0.4%
InterDigital, Inc.	0.4%
Top 10 Total	73.8%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000027859-063024

Guggenheim Investments	2

Series Y (StylePlus—Large Growth Series)

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Series Y (StylePlus—Large Growth Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$69	1.26%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 20.67%, outperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and underperforming the fund's secondary index, the Russell 1000 Growth Index, which returned 20.70% for the same period.

The fund's broad-based securities market index was changed from the Russell 1000 Growth Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The fund slightly underperformed the Russell 1000 Growth Index (the "Index") for the reporting period. The equity sleeve was allocated 15%-25% to actively managed equity and 75%-85% to passive equity. Relative to the Index, the active equity sleeve returns were roughly in line. The passive equity component, which accounted for most of the fund's exposure to the broad equity market, consisted of equity index swaps and equity index futures, and generated performance roughly in line with the Index (before costs associated with derivatives); the active fixed income sleeve generated excess returns over the costs of equity index derivatives.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series Y (StylePlus—Large Growth Series)	20.67%	32.98%	18.08%	15.54%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
Russell 1000 Growth Index	20.70%	33.48%	19.34%	16.33%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and Russell 1000 Growth Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Fund Statistics as of 6.30.24
Net Assets	$55,059,332
Number of Portfolio Holdings	63
Portfolio Turnover Rate	21%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
Guggenheim Strategy Fund III	25.9%
Guggenheim Variable Insurance Strategy Fund III	23.0%
Guggenheim Strategy Fund II	19.4%
Guggenheim Ultra Short Duration Fund — Institutional Class	7.6%
Microsoft Corp.	2.6%
Apple, Inc.	2.4%
NVIDIA Corp.	2.2%
Alphabet, Inc. — Class C	1.5%
Amazon.com, Inc.	1.3%
Meta Platforms, Inc. — Class A	0.7%
Top 10 Total	86.6%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000027860-063024

Guggenheim Investments	2

Series Z (Alpha Opportunity Series)

Variable Annuity

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about the Series Z (Alpha Opportunity Series) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the fund at GuggenheimInvestments.com/variable-insurance-funds. You can also request this information by contacting 800 820 0888 or GuggenheimClientServices@mufg-is.com.

What were the fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a % of a $10,000 Investment
Variable Annuity	$102	1.97%
How did the fund perform over the last six months?*

For the period of January 1, 2024 to June 30, 2024, the fund returned 9.07%, underperforming the fund's benchmark, the S&P 500 Index, which returned 15.29% for the same period and outperforming the fund's secondary index, the ICE BofA 3-Month U.S. Treasury Bill Index, which returned 2.65% for the same period.

The fund's broad-based securities market index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the S&P 500 Index to comply with the regulation that requires the fund's broad-based securities market index to represent the overall applicable market.

What factors materially affected the fund's performance over the last six months?

The global growth outlook remained modestly bullish and steady during the reporting period, while inflation seemed to be finally tamed, which could foreshadow interest rate cuts in the second half of 2024. This optimism helped the S&P 500 Index to gain more than 15% during the reporting period. The fund significantly outperformed the ICE BofA 3-Month U.S. Treasury Bill Index. Among the fundamental factors, the fund's exposure in higher profitability, lower volatility, and higher momentum names paid off well. The overall contribution of the industry tilts (overweights/underweights) was moderate whereas security selection was quite strong during the reporting period.

How did the fund perform over the last 10 years?

Cumulative performance* for the fund's most recently completed 10 years, assuming a $10,000 initial investment.

Average Annual Total Returns*,† as of 6.30.24
	6 Month‡	One Year	Five Years	Ten Years
Series Z (Alpha Opportunity Series)	9.07%	12.88%	4.57%	2.41%
S&P 500 Index	15.29%	24.56%	15.05%	12.86%
ICE BofA 3-Month U.S. Treasury Bill Index	2.65%	5.43%	2.17%	1.52%

The fund's past performance is not a good predictor of the fund's future performance.

*

The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The S&P 500 Index and ICE BofA 3-Month U.S. Treasury Bill Index are unmanaged indices and, unlike the fund, have no management fees or operating expenses to reduce their reported returns.

†	Performance figures do not reflect fees and expenses associated with an investment in variable insurance products. If returns had taken into account these fees and expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.
‡	6 month returns are not annualized.

Guggenheim Investments	1

Fund Statistics as of 6.30.24
Net Assets	$3,621,693
Number of Portfolio Holdings	162
Portfolio Turnover Rate	153%
What did the fund invest in?
Holdings Diversification1 (Market Exposure as % of Net Assets) as of 6.30.24
10 Largest Holdings2 (% of Net Assets) as of 6.30.24
Top 10	% of Net Assets
United Therapeutics Corp.	1.1%
Gilead Sciences, Inc.	1.0%
AT&T, Inc.	1.0%
Dropbox, Inc. — Class A	1.0%
Cisco Systems, Inc.	1.0%
Yelp, Inc. — Class A	1.0%
General Motors Co.	1.0%
Amdocs Ltd.	1.0%
ONE Gas, Inc.	1.0%
Innoviva, Inc.	1.0%
Top 10 Total	10.1%

[1]

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments, investments in Guggenheim Strategy Funds Trust mutual funds, or investments in Guggenheim Ultra Short Duration Fund.

[2]	"10 Largest Holdings" excludes any temporary cash or derivative investments.

What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with fund accountants for the period.

For additional information, including the fund's prospectus, financial information, holdings and proxy voting information, go to GuggenheimInvestments.com/variable-insurance-funds or, call 800 820 0888.

SAR-C000027861-063024

Guggenheim Investments	2

(b)	Not applicable.

Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

(a)	Not applicable to this registrant.

(b)	Not applicable to this registrant.

Item 6.	Investments.

(a) The Schedule of Investments is included under Item 7 of this Form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

6.30.2024

Guggenheim Variable Funds Trust Semi-Annual
Financial Report

Series
Series A	(StylePlus—Large Core Series)
Series B	(Large Cap Value Series)
Series D	(World Equity Income Series)
Series E	(Total Return Bond Series)
Series F	(Floating Rate Strategies Series)
Series J	(StylePlus—Mid Growth Series)
Series N	(Managed Asset Allocation Series)
Series O	(All Cap Value Series)
Series P	(High Yield Series)
Series Q	(Small Cap Value Series)
Series V	(SMid Cap Value Series)
Series X	(StylePlus—Small Growth Series)
Series Y	(StylePlus—Large Growth Series)
Series Z	(Alpha Opportunity Series)

GuggenheimInvestments.com	GVFT-SEMI-0624x1224

TABLE OF CONTENTS

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Financial Report)
SERIES A (STYLEPLUS—LARGE CORE SERIES)	2
SERIES B (LARGE CAP VALUE SERIES)	8
SERIES D (WORLD EQUITY INCOME SERIES)	13
SERIES E (TOTAL RETURN BOND SERIES)	19
SERIES F (FLOATING RATE STRATEGIES SERIES)	41
SERIES J (STYLEPLUS—MID GROWTH SERIES)	53
SERIES N (MANAGED ASSET ALLOCATION SERIES)	60
SERIES O (ALL CAP VALUE SERIES)	66
SERIES P (HIGH YIELD SERIES)	72
SERIES Q (SMALL CAP VALUE SERIES)	83
SERIES V (SMID CAP VALUE SERIES)	89
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)	95
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)	102
SERIES Z (ALPHA OPPORTUNITY SERIES)	108
NOTES TO FINANCIAL STATEMENTS	121
OTHER INFORMATION	143
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies	144
Item 9: Proxy Disclosures for Open-End Management Investment Companies	145
Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies	146
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract	147

THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 1

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
SERIES A (STYLEPLUS—LARGE CORE SERIES)

	Shares	Value
COMMON STOCKS† - 22.6%

Technology - 8.1%
Microsoft Corp.	10,414	$4,654,538
Apple, Inc.	20,505	4,318,763
NVIDIA Corp.	26,610	3,287,399
Broadcom, Inc.	841	1,350,251
Applied Materials, Inc.	3,469	818,649
QUALCOMM, Inc.	3,953	787,359
International Business Machines Corp.	4,440	767,898
KLA Corp.	872	718,973
Skyworks Solutions, Inc.	6,245	665,592
Qorvo, Inc.*	5,702	661,660
NXP Semiconductor N.V.	2,337	628,863
NetApp, Inc.	4,767	613,990
Fair Isaac Corp.*	288	428,734
HP, Inc.	9,948	348,379
Akamai Technologies, Inc.*	2,152	193,852
Total Technology		20,244,900

Consumer, Non-cyclical - 3.6%
Merck & Company, Inc.	7,297	903,368
AbbVie, Inc.	5,188	889,846
Amgen, Inc.	2,435	760,816
Philip Morris International, Inc.	7,187	728,259
Regeneron Pharmaceuticals, Inc.*	672	706,292
Gilead Sciences, Inc.	10,125	694,676
Vertex Pharmaceuticals, Inc.*	1,448	678,707
Bristol-Myers Squibb Co.	15,864	658,832
Altria Group, Inc.	13,968	636,242
United Rentals, Inc.	949	613,747
Molina Healthcare, Inc.*	1,857	552,086
DaVita, Inc.*	3,334	461,992
HCA Healthcare, Inc.	1,011	324,814
Eli Lilly & Co.	314	284,289
UnitedHealth Group, Inc.	329	167,547
Total Consumer, Non-cyclical		9,061,513

Communications - 2.8%
Alphabet, Inc. — Class C	10,053	1,843,921
Amazon.com, Inc.*	8,645	1,670,646
Cisco Systems, Inc.	17,133	813,989
Meta Platforms, Inc. — Class A	1,482	747,254
Motorola Solutions, Inc.	1,704	657,829
eBay, Inc.	10,976	589,631
F5, Inc.*	3,372	580,760
Total Communications		6,904,030

Industrial - 2.7%
Caterpillar, Inc.	2,330	776,123
Deere & Co.	1,817	678,886
Lockheed Martin Corp.	1,449	676,828
Dover Corp.	3,236	583,936
Allegion plc	4,779	564,639
Masco Corp.	8,464	564,295
A O Smith Corp.	6,872	561,992
Snap-on, Inc.	2,116	553,101
Builders FirstSource, Inc.*	3,861	534,401
Illinois Tool Works, Inc.	2,244	531,738
Keysight Technologies, Inc.*	1,799	246,013
Garmin Ltd.	1,116	181,819
TransDigm Group, Inc.	123	157,146
Total Industrial		6,610,917

Financial - 2.5%
Synchrony Financial	13,309	628,052
MetLife, Inc.	8,628	605,599
Prudential Financial, Inc.	5,167	605,521
Travelers Companies, Inc.	2,922	594,160
Hartford Financial Services Group, Inc.	5,857	588,863
Fifth Third Bancorp	16,002	583,913
Everest Group Ltd.	1,501	571,911
Loews Corp.	7,551	564,362
Berkshire Hathaway, Inc. — Class B*	945	384,426
American Express Co.	1,388	321,391
Arch Capital Group Ltd.*	2,869	289,453
American International Group, Inc.	3,789	281,295
JPMorgan Chase & Co.	892	180,416
Total Financial		6,199,362

Consumer, Cyclical - 2.0%
General Motors Co.	13,593	631,531
WW Grainger, Inc.	672	606,305
Cummins, Inc.	2,140	592,630
DR Horton, Inc.	4,183	589,510
PACCAR, Inc.	5,678	584,493
Domino’s Pizza, Inc.	1,103	569,512
Lennar Corp. — Class A	3,799	569,356
PulteGroup, Inc.	5,119	563,602
BorgWarner, Inc.	6,662	214,783
Tesla, Inc.*	945	186,997
Total Consumer, Cyclical		5,108,719

Energy - 0.6%
Valero Energy Corp.	4,015	629,391
Marathon Petroleum Corp.	3,610	626,263
Exxon Mobil Corp.	1,473	169,572
Total Energy		1,425,226

Basic Materials - 0.2%
CF Industries Holdings, Inc.	7,434	551,008

Utilities - 0.1%
NRG Energy, Inc.	3,327	259,040

Total Common Stocks
(Cost $46,681,697)		56,364,715

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES A (STYLEPLUS—LARGE CORE SERIES)

	Shares	Value
MUTUAL FUNDS† - 74.1%
Guggenheim Strategy Fund III[1]	2,467,337	$61,017,234
Guggenheim Variable Insurance Strategy Fund III[1]	2,394,514	59,168,442
Guggenheim Strategy Fund II1	1,433,991	35,347,871
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	2,910,363	28,929,009
Total Mutual Funds
(Cost $185,158,078)		184,462,556

MONEY MARKET FUND***,† - 3.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[2]	8,825,316	8,825,316
Total Money Market Fund
(Cost $8,825,316)		8,825,316

Total Investments - 100.2%
(Cost $240,665,091)		$249,652,587
Other Assets & Liabilities, net - (0.2)%		(568,765)
Total Net Assets - 100.0%		$249,083,822

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	14	Sep 2024	$3,866,450	$(16,696)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	S&P 500 Index	Pay	6.12% (Federal Funds Rate + 0.79%)	At Maturity	9/30/24	15,934	$189,728,528	$—

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2024.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 3

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
SERIES A (STYLEPLUS—LARGE CORE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$56,364,715	$—		$—	$56,364,715
Mutual Funds	184,462,556	—		—	184,462,556
Money Market Fund	8,825,316	—		—	8,825,316
Equity Index Swap Agreements**	—	—	*	—	—
Total Assets	$249,652,587	$—		$—	$249,652,587

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$16,696	$—	$—	$16,696

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$33,013,461	$10,949,374	$(8,796,179)	$172,515	$8,700	$35,347,871	1,433,991	$952,966
Guggenheim Strategy Fund III	55,350,435	5,245,612	—	—	421,187	61,017,234	2,467,337	1,559,210
Guggenheim Ultra Short Duration Fund — Institutional Class	27,939,102	732,150	—	—	257,757	28,929,009	2,910,363	737,155
Guggenheim Variable Insurance Strategy Fund III	52,343,502	6,424,440	—	—	400,500	59,168,442	2,394,514	1,509,205
	$168,646,500	$23,351,576	$(8,796,179)	$172,515	$1,088,144	$184,462,556		$4,758,536

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES A (STYLEPLUS—LARGE CORE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $55,507,013)	$65,190,031
Investments in affiliated issuers, at value (cost $185,158,078)	184,462,556
Cash	5
Segregated cash with broker	421,000
Prepaid expenses	13,506
Receivables:
Swap settlement	5,448,479
Dividends	813,744
Interest	31,556
Fund shares sold	22,233
Total assets	256,403,110

Liabilities:
Segregated cash due to broker	6,150,000
Payable for:
Securities purchased	763,454
Fund shares redeemed	164,256
Management fees	103,964
Distribution and service fees	47,489
Variation margin on futures contracts	15,750
Transfer agent/maintenance fees	2,140
Fund accounting/administration fees	1,760
Trustees’ fees*	1,475
Miscellaneous	69,000
Total liabilities	7,319,288
Net assets	$249,083,822

Net assets consist of:
Paid in capital	$194,983,484
Total distributable earnings (loss)	54,100,338
Net assets	$249,083,822
Capital shares outstanding	5,300,395
Net asset value per share	$46.99

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $724)	$395,064
Dividends from securities of affiliated issuers	4,758,536
Interest	234,435
Total investment income	5,388,035

Expenses:
Management fees	891,526
Distribution and service fees	297,175
Transfer agent/maintenance fees	12,595
Interest expense	339,930
Fund accounting/administration fees	50,034
Professional fees	15,073
Trustees’ fees*	8,010
Custodian fees	4,002
Line of credit fees	2,438
Miscellaneous	9,677
Total expenses	1,630,460
Less:
Expenses reimbursed by Adviser	(8)
Expenses waived by Adviser	(275,787)
Earnings credits applied	(1,738)
Total waived/reimbursed expenses	(277,533)
Net expenses	1,352,927
Net investment income	4,035,108

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	4,201,802
Investments in affiliated issuers	172,515
Swap agreements	39,630,379
Futures contracts	305,367
Net realized gain	44,310,063
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	3,108,172
Investments in affiliated issuers	1,088,144
Swap agreements	(18,411,216)
Futures contracts	(158,294)
Net change in unrealized appreciation (depreciation)	(14,373,194)
Net realized and unrealized gain	29,936,869
Net increase in net assets resulting from operations	$33,971,977

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 5

SERIES A (STYLEPLUS—LARGE CORE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,035,108	$7,520,223
Net realized gain on investments	44,310,063	16,107,826
Net change in unrealized appreciation (depreciation) on investments	(14,373,194)	26,755,730
Net increase in net assets resulting from operations	33,971,977	50,383,779

Distributions to shareholders	—	(3,382,567)

Capital share transactions:
Proceeds from sale of shares	2,327,779	4,913,388
Distributions reinvested	—	3,382,567
Cost of shares redeemed	(14,719,785)	(23,907,800)
Net decrease from capital share transactions	(12,392,006)	(15,611,845)
Net increase in net assets	21,579,971	31,389,367

Net assets:
Beginning of period	227,503,851	196,114,484
End of period	$249,083,822	$227,503,851

Capital share activity:
Shares sold	53,645	134,474
Shares issued from reinvestment of distributions	—	88,758
Shares redeemed	(336,160)	(654,163)
Net decrease in shares	(282,515)	(430,931)

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES A (STYLEPLUS—LARGE CORE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$40.75	$32.61	$56.79	$49.39	$44.24	$36.80
Income (loss) from investment operations:
Net investment income (loss)[b]	.74	1.30	.64	.26	.38	.68
Net gain (loss) on investments (realized and unrealized)	5.50	7.43	(11.88)	13.22	7.46	10.06
Total from investment operations	6.24	8.73	(11.24)	13.48	7.84	10.74
Less distributions from:
Net investment income	—	(.59)	(.27)	(.41)	(.74)	(.91)
Net realized gains	—	—	(12.67)	(5.67)	(1.95)	(2.39)
Total distributions	—	(.59)	(12.94)	(6.08)	(2.69)	(3.30)
Net asset value, end of period	$46.99	$40.75	$32.61	$56.79	$49.39	$44.24

Total Return[c]	15.31%	26.90%	(20.67%)	28.48%	18.78%	29.97%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$249,084	$227,504	$196,114	$269,971	$230,088	$218,082
Ratios to average net assets:
Net investment income (loss)	3.39%	3.58%	1.54%	0.49%	0.88%	1.65%
Total expenses[d]	1.37%	1.31%	1.18%	1.14%	1.22%	1.27%
Net expenses[e,f]	1.14%	1.03%	0.92%	0.85%	0.89%	0.95%
Portfolio turnover rate	26%	52%	63%	34%	63%	41%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

6/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.85%	0.84%	0.87%	0.84%	0.87%	0.89%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
SERIES B (LARGE CAP VALUE SERIES)

	Shares	Value
COMMON STOCKS† - 92.2%

Financial - 18.5%
Bank of America Corp.	138,250	$5,498,202
Berkshire Hathaway, Inc. — Class B*	12,951	5,268,467
JPMorgan Chase & Co.	18,035	3,647,759
First Horizon Corp.	224,284	3,536,959
Jefferies Financial Group, Inc.	66,119	3,290,081
American Tower Corp. — Class A REIT	14,076	2,736,093
Charles Schwab Corp.	34,239	2,523,072
Wells Fargo & Co.	39,933	2,371,621
Synovus Financial Corp.	51,898	2,085,781
Unum Group	39,083	1,997,532
Mastercard, Inc. — Class A	4,281	1,888,606
Goldman Sachs Group, Inc.	3,383	1,530,198
STAG Industrial, Inc. REIT	34,679	1,250,525
Total Financial		37,624,896

Consumer, Non-cyclical - 15.5%
Johnson & Johnson	21,775	3,182,634
Tyson Foods, Inc. — Class A	55,425	3,166,985
Medtronic plc	34,609	2,724,074
Humana, Inc.	7,086	2,647,684
Encompass Health Corp.	28,767	2,467,921
PayPal Holdings, Inc.*	39,093	2,268,567
Merck & Company, Inc.	18,090	2,239,542
Coca-Cola Co.	33,195	2,112,862
Ingredion, Inc.	17,910	2,054,277
Archer-Daniels-Midland Co.	33,763	2,040,973
HCA Healthcare, Inc.	6,126	1,968,161
Bunge Global S.A.	16,341	1,744,729
Euronet Worldwide, Inc.*	12,016	1,243,656
MGP Ingredients, Inc.	12,554	934,017
Pfizer, Inc.	26,058	729,103
Total Consumer, Non-cyclical		31,525,185

Energy - 11.3%
Chevron Corp.	33,255	5,201,747
ConocoPhillips	37,877	4,332,371
Diamondback Energy, Inc.	19,179	3,839,444
Coterra Energy, Inc. — Class A	84,827	2,262,336
Equities Corp.	50,365	1,862,498
Marathon Oil Corp.	62,440	1,790,155
Kinder Morgan, Inc.	82,457	1,638,421
Exxon Mobil Corp.	8,886	1,022,956
Range Resources Corp.	29,996	1,005,766
Total Energy		22,955,694

Technology - 10.7%
Microsoft Corp.	7,429	3,320,392
Leidos Holdings, Inc.	21,429	3,126,063
Fiserv, Inc.*	15,738	2,345,591
Fortinet, Inc.*	38,345	2,311,053
Applied Materials, Inc.	9,397	2,217,598
Teradyne, Inc.	14,622	2,168,296
QUALCOMM, Inc.	10,495	2,090,394
KLA Corp.	2,414	1,990,367
NXP Semiconductor N.V.	6,849	1,842,998
Intel Corp.	12,988	402,238
Total Technology		21,814,990

Consumer, Cyclical - 10.0%
Walmart, Inc.	69,112	4,679,573
Levi Strauss & Co. — Class A	116,809	2,252,078
Ferguson plc	10,801	2,091,614
Las Vegas Sands Corp.	44,138	1,953,107
Crocs, Inc.*	12,308	1,796,229
Lear Corp.	15,549	1,775,851
Delta Air Lines, Inc.	36,325	1,723,258
Southwest Airlines Co.	47,188	1,350,049
H&E Equipment Services, Inc.	21,423	946,254
BorgWarner, Inc.	27,517	887,148
Advance Auto Parts, Inc.	13,809	874,524
Total Consumer, Cyclical		20,329,685

Industrial - 7.6%
Curtiss-Wright Corp.	12,698	3,440,904
Knight-Swift Transportation Holdings, Inc.	52,061	2,598,885
Advanced Energy Industries, Inc.	23,086	2,510,833
L3Harris Technologies, Inc.	10,925	2,453,537
Teledyne Technologies, Inc.*	4,553	1,766,473
Eagle Materials, Inc.	7,586	1,649,651
Johnson Controls International plc	15,821	1,051,622
Total Industrial		15,471,905

Communications - 6.8%
Verizon Communications, Inc.	124,002	5,113,843
Alphabet, Inc. — Class A	23,889	4,351,382
AT&T, Inc.	117,235	2,240,361
T-Mobile US, Inc.	7,508	1,322,759
Walt Disney Co.	8,839	877,624
Total Communications		13,905,969

Utilities - 6.3%
OGE Energy Corp.	99,731	3,560,396
Edison International	39,837	2,860,695
Pinnacle West Capital Corp.	30,934	2,362,739
Exelon Corp.	61,531	2,129,588
Duke Energy Corp.	18,730	1,877,308
Total Utilities		12,790,726

Basic Materials - 5.5%
Freeport-McMoRan, Inc.	48,972	2,380,039
Westlake Corp.	15,443	2,236,455
Nucor Corp.	13,164	2,080,965
DuPont de Nemours, Inc.	21,889	1,761,846
Reliance, Inc.	5,518	1,575,941
Huntsman Corp.	48,718	1,109,309
Total Basic Materials		11,144,555

Total Common Stocks
(Cost $143,330,206)		187,563,605

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
SERIES B (LARGE CAP VALUE SERIES)

	Shares	Value
EXCHANGE-TRADED FUND**,† - 3.6%
iShares Russell 1000 Value ETF	42,314	$7,382,523
Total Exchange-Traded Fund
(Cost $6,435,561)		7,382,523

MONEY MARKET FUND**,† - 4.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[1]	8,758,486	8,758,486
Total Money Market Fund
(Cost $8,758,486)		8,758,486

Total Investments - 100.1%
(Cost $158,524,253)		$203,704,614
Other Assets & Liabilities, net - (0.1)%		(162,162)
Total Net Assets - 100.0%		$203,542,452

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of June 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$187,563,605	$—	$—	$187,563,605
Exchange-Traded Fund	7,382,523	—	—	7,382,523
Money Market Fund	8,758,486	—	—	8,758,486
Total Assets	$203,704,614	$—	$—	$203,704,614

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 9

SERIES B (LARGE CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value (cost $158,524,253)	$203,704,614
Prepaid expenses	823
Receivables:
Dividends	182,906
Fund shares sold	31,083
Interest	24,872
Total assets	203,944,298

Liabilities:
Payable for:
Fund shares redeemed	274,047
Management fees	63,664
Distribution and service fees	39,178
Transfer agent/maintenance fees	1,952
Fund accounting/administration fees	1,568
Trustees’ fees*	375
Due to Investment Adviser	110
Miscellaneous	20,952
Total liabilities	401,846
Net assets	$203,542,452

Net assets consist of:
Paid in capital	$132,536,890
Total distributable earnings (loss)	71,005,562
Net assets	$203,542,452
Capital shares outstanding	4,678,542
Net asset value per share	$43.51

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $2,557)	$2,222,758
Interest	74,677
Total investment income	2,297,435

Expenses:
Management fees	656,391
Distribution and service fees	252,458
Transfer agent/maintenance fees	12,423
Fund accounting/administration fees	43,184
Professional fees	23,786
Trustees’ fees*	7,100
Custodian fees	3,092
Line of credit fees	2,761
Miscellaneous	5,169
Recoupment of previously waived fees	587
Total expenses	1,006,951
Less:
Expenses reimbursed by Adviser	(3,965)
Expenses waived by Adviser	(222,918)
Total waived/reimbursed expenses	(226,883)
Net expenses	780,068
Net investment income	1,517,367

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,404,955
Net realized gain	6,404,955
Net change in unrealized appreciation (depreciation) on:
Investments	8,962,205
Net change in unrealized appreciation (depreciation)	8,962,205
Net realized and unrealized gain	15,367,160
Net increase in net assets resulting from operations	$16,884,527

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES B (LARGE CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,517,367	$3,474,246
Net realized gain on investments	6,404,955	17,795,975
Net change in unrealized appreciation (depreciation) on investments	8,962,205	(3,543,005)
Net increase in net assets resulting from operations	16,884,527	17,727,216

Distributions to shareholders	—	(23,233,407)

Capital share transactions:
Proceeds from sale of shares	1,576,554	1,355,855
Distributions reinvested	—	23,233,407
Cost of shares redeemed	(14,493,651)	(31,845,544)
Net decrease from capital share transactions	(12,917,097)	(7,256,282)
Net increase (decrease) in net assets	3,967,430	(12,762,473)

Net assets:
Beginning of period	199,575,022	212,337,495
End of period	$203,542,452	$199,575,022

Capital share activity:
Shares sold	37,334	33,854
Shares issued from reinvestment of distributions	—	595,576
Shares redeemed	(345,129)	(792,039)
Net decrease in shares	(307,795)	(162,609)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 11

SERIES B (LARGE CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$40.02	$41.24	$46.81	$37.61	$40.55	$36.14
Income (loss) from investment operations:
Net investment income (loss)[b]	.31	.69	.67	.52	.82	.72
Net gain (loss) on investments (realized and unrealized)	3.18	3.00	(1.48)	9.58	(.51)	6.93
Total from investment operations	3.49	3.69	(.81)	10.10	.31	7.65
Less distributions from:
Net investment income	—	(.71)	(.60)	(.90)	(.74)	(.72)
Net realized gains	—	(4.20)	(4.16)	— [c]	(2.51)	(2.52)
Total distributions	—	(4.91)	(4.76)	(.90)	(3.25)	(3.24)
Net asset value, end of period	$43.51	$40.02	$41.24	$46.81	$37.61	$40.55

Total Return[d]	8.72%	9.27%	(1.32%)	27.03%	2.21%	21.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$203,542	$199,575	$212,337	$236,817	$208,548	$226,968
Ratios to average net assets:
Net investment income (loss)	1.50%	1.72%	1.53%	1.20%	2.40%	1.86%
Total expenses[e]	1.00%	1.02%	1.02%	1.03%	1.09%	1.07%
Net expenses[f,g,h]	0.77%	0.77%	0.78%	0.79%	0.79%	0.80%
Portfolio turnover rate	8%	22%	25%	22%	19%	32%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from realized gains are less than $0.01 per share.
[d]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions of expense reimbursements for the years presented was as follows:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.00%*	—	—	—	—	—

*	Less than 0.01%.

[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.77%	0.77%	0.78%	0.79%	0.79%	0.80%

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
SERIES D (WORLD EQUITY INCOME SERIES)

	Shares	Value
COMMON STOCKS† - 97.3%

Financial - 22.8%
Berkshire Hathaway, Inc. — Class B*	3,330	$1,354,644
Goldman Sachs Group, Inc.	2,740	1,239,357
Westpac Banking Corp.	59,330	1,074,316
ING Groep N.V.	62,100	1,067,558
AvalonBay Communities, Inc. REIT	4,736	979,831
Simon Property Group, Inc. REIT	6,440	977,592
National Australia Bank Ltd.	39,210	945,575
AXA S.A.	28,600	937,710
Public Storage REIT	3,250	934,863
United Overseas Bank Ltd.	40,500	934,503
Allianz AG	3,330	925,290
Intesa Sanpaolo SpA	242,800	902,781
Synchrony Financial	19,100	901,329
Aon plc — Class A	2,890	848,446
BNP Paribas S.A.	12,900	825,380
Skandinaviska Enskilda Banken AB — Class A	55,500	820,867
VICI Properties, Inc. REIT	28,600	819,104
Capital One Financial Corp.	5,900	816,855
Banco Bilbao Vizcaya Argentaria S.A.	80,370	807,183
Swedbank AB — Class A	38,200	787,158
Svenska Handelsbanken AB — Class A	80,800	772,435
Danske Bank A/S	24,100	718,938
Aviva plc	116,400	700,989
Tryg A/S	28,700	627,170
Generali	23,900	595,253
American International Group, Inc.	7,900	586,496
Banco Santander S.A.	104,500	486,449
NN Group N.V.	9,600	446,409
Swiss Life Holding AG	590	433,155
Mediobanca Banca di Credito Finanziario SpA	28,840	422,365
Allstate Corp.	2,600	415,116
UniCredit SpA	9,600	355,429
FirstService Corp.	1,900	289,207
Societe Generale S.A.	11,900	279,917
Gaming and Leisure Properties, Inc. REIT	4,800	217,008
Sampo Oyj — Class A	4,800	207,096
Total Financial		26,453,774

Technology - 20.4%
NVIDIA Corp.	32,070	3,961,928
Apple, Inc.	18,435	3,882,780
Microsoft Corp.	8,566	3,828,574
Broadcom, Inc.	723	1,160,798
International Business Machines Corp.	6,400	1,106,880
NXP Semiconductor N.V.	4,060	1,092,505
Texas Instruments, Inc.	5,450	1,060,189
Dell Technologies, Inc. — Class C	6,960	959,854
Skyworks Solutions, Inc.	8,600	916,588
Cognizant Technology Solutions Corp. — Class A	12,400	843,200
CGI, Inc.*	8,390	837,583
Constellation Software, Inc.	260	749,292
Workday, Inc. — Class A*	3,340	746,690
Crowdstrike Holdings, Inc. — Class A*	1,910	731,893
Super Micro Computer, Inc.*	710	581,738
QUALCOMM, Inc.	2,140	426,245
Descartes Systems Group, Inc.*	2,900	281,029
Applied Materials, Inc.	1,190	280,828
Lam Research Corp.	240	255,564
Total Technology		23,704,158

Consumer, Non-cyclical - 14.5%
Novo Nordisk A/S — Class B	12,300	1,760,265
Johnson & Johnson	9,487	1,386,620
UnitedHealth Group, Inc.	2,554	1,300,650
PepsiCo, Inc.	7,523	1,240,768
Colgate-Palmolive Co.	10,739	1,042,113
Elevance Health, Inc.	1,910	1,034,952
McKesson Corp.	1,756	1,025,574
Altria Group, Inc.	21,500	979,325
CVS Health Corp.	15,000	885,900
Bunge Global S.A.	8,100	864,837
Kraft Heinz Co.	26,100	840,942
Amgen, Inc.	2,374	741,756
CK Hutchison Holdings Ltd.	149,232	711,887
Sysco Corp.	8,950	638,941
Royalty Pharma plc — Class A	16,600	437,742
Eli Lilly & Co.	480	434,582
Japan Tobacco, Inc.	14,000	379,174
Cencora, Inc. — Class A	1,660	373,998
United Rentals, Inc.	480	310,430
Cigna Group	720	238,011
HCA Healthcare, Inc.	720	231,322
Total Consumer, Non-cyclical		16,859,789

Consumer, Cyclical - 8.8%
Walmart, Inc.	22,080	1,495,037
General Motors Co.	23,880	1,109,464
PACCAR, Inc.	8,800	905,872
Sumitomo Corp.	33,170	833,429
Home Depot, Inc.	2,415	831,339
Sekisui House Ltd.	34,480	766,449
Stellantis N.V.	38,200	755,529
Bayerische Motoren Werke AG	7,900	747,633
Aptiv plc*	9,600	676,032
WW Grainger, Inc.	670	604,501
Isuzu Motors Ltd.	39,300	522,557
Singapore Airlines Ltd.	68,900	350,198
Ford Motor Co.	23,800	298,452
Target Corp.	1,900	281,276
Total Consumer, Cyclical		10,177,768

Communications - 8.7%
Alphabet, Inc. — Class C	15,416	2,827,603
Amazon.com, Inc.*	11,828	2,285,761
Cisco Systems, Inc.	23,200	1,102,232
Meta Platforms, Inc. — Class A	2,140	1,079,031
Verizon Communications, Inc.	20,180	832,223
HKT Trust & HKT Ltd.	505,000	566,462

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES D (WORLD EQUITY INCOME SERIES)

	Shares	Value
Arista Networks, Inc.*	1,430	$501,186
T-Mobile US, Inc.	2,100	369,978
Motorola Solutions, Inc.	720	277,956
eBay, Inc.	4,500	241,740
Total Communications		10,084,172

Industrial - 6.5%
Lockheed Martin Corp.	2,388	1,115,435
General Dynamics Corp.	2,850	826,899
Snap-on, Inc.	2,746	717,777
Westrock Co.	14,100	708,666
Mitsui OSK Lines Ltd.	23,100	694,652
Martin Marietta Materials, Inc.	1,190	644,742
Parker-Hannifin Corp.	1,200	606,972
Bouygues S.A.	14,300	459,887
Amphenol Corp. — Class A	6,580	443,294
Aena SME S.A.[1]	2,100	425,449
Caterpillar, Inc.	960	319,776
TransDigm Group, Inc.	238	304,071
FedEx Corp.	950	284,848
Total Industrial		7,552,468

Utilities - 6.5%
Southern Co.	14,140	1,096,840
Duke Energy Corp.	10,700	1,072,461
Entergy Corp.	8,400	898,800
Consolidated Edison, Inc.	9,940	888,835
DTE Energy Co.	7,210	800,382
Exelon Corp.	21,550	745,845
NRG Energy, Inc.	8,900	692,954
American Electric Power Company, Inc.	4,800	421,152
Public Service Enterprise Group, Inc.	4,100	302,170
Chubu Electric Power Company, Inc.	23,800	281,203
FirstEnergy Corp.	7,200	275,544
Total Utilities		7,476,186

Energy - 5.3%
Phillips 66	7,380	1,041,835
Marathon Petroleum Corp.	5,870	1,018,328
Valero Energy Corp.	6,430	1,007,967
Idemitsu Kosan Company Ltd.	101,300	658,512
Aker BP ASA	21,400	546,895
Ampol Ltd.	25,270	543,529
HF Sinclair Corp.	10,130	540,334
Cheniere Energy, Inc.	1,700	297,211
Pembina Pipeline Corp.	7,100	263,484
DCC plc	2,600	181,465
Total Energy		6,099,560

Basic Materials - 3.8%
Nucor Corp.	5,500	869,440
Dow, Inc.	15,500	822,275
Reliance, Inc.	2,870	819,672
LyondellBasell Industries N.V. — Class A	8,060	771,020
Yara International ASA	19,000	547,609
Celanese Corp. — Class A	2,600	350,714
Rio Tinto plc	2,600	170,581
Total Basic Materials		4,351,311

Total Common Stocks
(Cost $96,546,929)		112,759,186

PREFERRED STOCK† - 0.6%
Consumer, Cyclical - 0.6%
Volkswagen AG	6,500	734,295
Total Preferred Stock
(Cost $838,707)		734,295

EXCHANGE-TRADED FUNDS***,† - 0.8%
iShares MSCI EAFE ETF	6,225	487,604
SPDR S&P 500 ETF Trust	895	487,077
Total Exchange-Traded Funds
(Cost $988,766)		974,681

MONEY MARKET FUND***,† - 0.1%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares,5.16%[2]	76,324	76,324
Total Money Market Fund
(Cost $76,324)		76,324

Total Investments - 98.8%
(Cost $98,450,726)		$114,544,486
Other Assets & Liabilities, net - 1.2%		1,399,447
Total Net Assets - 100.0%		$115,943,933

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Currency Futures Contracts Sold Short†
Japanese Yen Futures Contracts	53	Sep 2024	$4,167,456	$63,189

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
SERIES D (WORLD EQUITY INCOME SERIES)

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
[1]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $425,449 (cost $412,277), or 0.4% of total net assets.

[2]	Rate indicated is the 7-day yield as of June 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$112,759,186	$—	$—	$112,759,186
Preferred Stock	734,295	—	—	734,295
Exchange-Traded Funds	974,681	—	—	974,681
Money Market Fund	76,324	—	—	76,324
Currency Futures Contracts**	63,189	—	—	63,189
Total Assets	$114,607,675	$—	$—	$114,607,675

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 15

SERIES D (WORLD EQUITY INCOME SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value (cost $98,450,726)	$114,544,486
Foreign currency, at value (cost 34,113)	34,115
Cash	6,102
Segregated cash with broker	170,000
Prepaid expenses	412
Receivables:
Securities sold	1,034,438
Foreign tax reclaims	155,399
Dividends	106,795
Fund shares sold	16,999
Variation margin on futures contracts	2,650
Interest	1,348
Total assets	116,072,744

Liabilities:
Payable for:
Management fees	44,003
Fund shares redeemed	24,063
Distribution and service fees	22,232
Professional fees	16,323
Custodian fees	7,891
Transfer agent/maintenance fees	2,071
Trustees’ fees*	1,735
Fund accounting /administration fees	1,244
Due to Investment Adviser	71
Miscellaneous	9,178
Total liabilities	128,811
Net assets	$115,943,933

Net assets consist of:
Paid in capital	$93,243,285
Total distributable earnings (loss)	22,700,648
Net assets	$115,943,933
Capital shares outstanding	7,804,392
Net asset value per share	$14.86

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $178,990)	$1,876,581
Interest	12,344
Total investment income	1,888,925

Expenses:
Management fees	400,617
Distribution and service fees	143,077
Transfer agent/maintenance fees	12,534
Fund accounting /administration fees	26,419
Professional fees	16,043
Custodian fees	10,937
Trustees’ fees*	7,599
Line of credit fees	1,612
Miscellaneous	7,685
Recoupment of previously waived fees	374
Total expenses	626,897
Less:
Expenses waived by Adviser	(127,791)
Earnings credits applied	(80)
Total waived expenses	(127,871)
Net expenses	499,026
Net investment income	1,389,899

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	4,143,790
Futures contracts	(166,729)
Foreign currency transactions	(15,147)
Net realized gain	3,961,914
Net change in unrealized appreciation (depreciation) on:
Investments	5,289,981
Futures contracts	63,189
Foreign currency translations	(2,815)
Net change in unrealized appreciation (depreciation)	5,350,355
Net realized and unrealized gain	9,312,269
Net increase in net assets resulting from operations	$10,702,168

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES D (WORLD EQUITY INCOME SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,389,899	$2,453,661
Net realized gain on investments	3,961,914	1,242,126
Net change in unrealized appreciation (depreciation) on investments	5,350,355	9,073,987
Net increase in net assets resulting from operations	10,702,168	12,769,774

Distributions to shareholders	—	(2,923,384)

Capital share transactions:
Proceeds from sale of shares	812,081	1,311,195
Distributions reinvested	—	2,923,384
Cost of shares redeemed	(8,456,799)	(14,528,906)
Net decrease from capital share transactions	(7,644,718)	(10,294,327)
Net increase (decrease) in net assets	3,057,450	(447,937)

Net assets:
Beginning of period	112,886,483	113,334,420
End of period	$115,943,933	$112,886,483

Capital share activity:
Shares sold	56,534	102,968
Shares issued from reinvestment of distributions	—	226,795
Shares redeemed	(592,779)	(1,150,112)
Net decrease in shares	(536,245)	(820,349)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 17

SERIES D (WORLD EQUITY INCOME SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$13.53	$12.37	$17.74	$14.79	$14.45	$12.96
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.28	.32	.34	.22	.33
Net gain (loss) on investments (realized and unrealized)	1.16	1.22	(2.01)	2.86	.66	2.36
Total from investment operations	1.33	1.50	(1.69)	3.20	.88	2.69
Less distributions from:
Net investment income	—	(.34)	(.36)	(.25)	(.40)	(.40)
Net realized gains	—	—	(3.32)	—	(.14)	(.80)
Total distributions	—	(.34)	(3.68)	(.25)	(.54)	(1.20)
Net asset value, end of period	$14.86	$13.53	$12.37	$17.74	$14.79	$14.45

Total Return[c]	9.83%	12.28%	(9.12%)	21.74%	6.65%	21.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$115,944	$112,886	$113,334	$138,193	$126,007	$133,758
Ratios to average net assets:
Net investment income (loss)	2.43%	2.22%	2.25%	2.02%	1.70%	2.37%
Total expenses[d]	1.10%	1.14%	1.10%	1.15%	1.20%	1.19%
Net expenses[e,f,g]	0.87%	0.87%	0.88%	0.89%	0.89%	0.90%
Portfolio turnover rate	56%	177%	140%	185%	196%	139%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.00*	—	—	—	—	—

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.86%	0.87%	0.88%	0.89%	0.89%	0.90%

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
SERIES E (TOTAL RETURN BOND SERIES)

	Shares	Value
COMMON STOCKS† - 0.0%

Communications - 0.0%
Vacasa, Inc. — Class A*	167	$813

Financial - 0.0%
Pershing Square Tontine Holdings, Ltd. — Class A*,†††,1	76,590	8

Total Common Stocks
(Cost $33,288)		821

PREFERRED STOCKS†† - 2.4%
Financial - 2.4%
Equitable Holdings, Inc.
4.95%	550,000	541,436
Citigroup, Inc.
4.00%	200,000	191,535
3.88%	200,000	189,282
7.63%[2]	100,000	104,118
Wells Fargo & Co.
3.90%	500,000	478,463
Charles Schwab Corp.
4.00%	500,000	427,007
MetLife, Inc.
3.85%	400,000	387,144
Bank of New York Mellon Corp.
3.75%	400,000	369,115
Markel Group, Inc.
6.00%	360,000	357,505
JPMorgan Chase & Co.
3.65%	250,000	236,465
Goldman Sachs Group, Inc.
3.80%[2]	150,000	141,372
CNO Financial Group, Inc.
5.13% due 11/25/60	6,000	116,400
Kuvare US Holdings, Inc.
7.00% due 02/17/51[3]	100,000	99,500
Bank of America Corp.
4.38%	100,000	94,573
Selective Insurance Group, Inc.
4.60%	4,000	72,600
Assurant, Inc.
5.25% due 01/15/61	75	1,569
First Republic Bank
4.25%*	16,525	331
4.50%*	675	14
Total Financial		3,808,429

Total Preferred Stocks
(Cost $4,481,558)		3,808,429

WARRANTS† - 0.0%
Ginkgo Bioworks Holdings, Inc.
Expiring 09/16/26	684	19
Pershing Square SPARC Holdings, Ltd.
Expiring 12/31/49*,†††,1	23,402	3
Pershing Square Tontine Holdings, Ltd.
Expiring 07/24/25*,†††,1	8,510	—
Total Warrants
(Cost $1,584)		22

MUTUAL FUNDS† - 3.9%
Guggenheim Total Return Bond Fund — R6-Class[4]	271,603	6,347,351
Total Mutual Funds
(Cost $7,152,446)		6,347,351

MONEY MARKET FUNDS***,† - 1.7%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[5]	2,142,426	2,142,426
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 5.18%[5]	663,940	663,940
Total Money Market Funds
(Cost $2,806,366)		2,806,366

	Face Amount~
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 32.3%
Government Agency - 21.5%
Uniform MBS 30 Year
due 09/01/24[16]	4,300,735	4,311,444
due 09/01/24[16]	4,840,000	4,119,256
due 08/01/24[16]	1,669,920	1,674,312
due 09/01/24[16]	1,200,000	983,859
due 09/01/24[16]	1,210,000	947,206
due 09/01/24[16]	801,027	791,358
Fannie Mae
5.00% due 05/01/53	2,655,164	2,576,000
5.00% due 04/01/53	1,438,058	1,391,717
3.00% due 05/01/52	1,419,365	1,208,890
5.00% due 06/01/53	994,364	961,259
5.50% due 05/01/53	705,140	697,120
5.00% due 12/01/53	660,644	638,571
5.00% due 08/01/53	537,512	520,155
5.50% due 06/01/54	411,933	406,352
5.00% due 01/01/54	202,168	195,413
5.00% due 09/01/52	195,788	189,614
Freddie Mac
5.00% due 06/01/53	1,864,541	1,802,182
5.50% due 06/01/54	1,417,127	1,397,927
5.00% due 04/01/53	1,409,218	1,363,372
5.50% due 06/01/53	1,168,337	1,155,339
5.50% due 09/01/53	1,016,879	1,014,139
5.50% due 05/01/53	806,630	795,966
5.00% due 09/01/52	520,815	504,631
5.00% due 03/01/53	462,307	447,483
5.00% due 01/01/54	210,076	203,047
Uniform MBS 15 Year
due 08/01/24[16]	2,137,500	2,118,878
due 09/01/24[16]	362,500	359,215

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Ginnie Mae
due 08/01/24[16]	526,257	$528,415
due 08/01/24[16]	498,939	495,039
due 09/01/24[16]	263,088	264,004
due 09/01/24[16]	249,431	247,374
Fannie Mae-Aces
1.59% (WAC) due 03/25/35◊,6	2,532,654	237,442
Total Government Agency		34,546,979

Residential Mortgage-Backed Securities - 8.6%
OBX Trust
2024-NQM3, 6.43% due 12/25/63[7]	466,063	465,117
2024-NQM5, 6.29% due 12/01/64[3,7]	238,741	238,615
2024-NQM2, 6.18% due 12/25/63[3,7]	234,245	232,888
2022-NQM1, 6.50% (WAC) due 11/25/62◊,3	200,476	199,559
2024-NQM6, 6.85% due 02/25/64[3,7]	146,977	148,114
2024-NQM9, 6.44% due 01/25/64[3,7]	100,000	99,669
2024-NQM8, 6.59% due 05/25/64[3,7]	99,188	99,549
2022-NQM9, 6.45% due 09/25/62[3,7]	85,117	85,099
PRPM LLC
2022-1, 3.72% due 02/25/27[3,7]	648,068	636,795
2021-5, 4.79% due 06/25/26[3,7]	337,894	335,194
2023-1, 6.88% (WAC) due 02/25/28◊,3	126,024	126,476
BRAVO Residential Funding Trust
2022-R1, 3.13% due 01/29/70[3,7]	468,561	440,879
2024-NQM1, 6.40% due 12/01/63[3,7]	229,992	230,037
2023-NQM2, 4.50% due 05/25/62[7]	222,723	213,727
JP Morgan Mortgage Trust
2021-12, 2.50% (WAC) due 02/25/52◊,3	639,295	577,902
2021-13, 2.50% (WAC) due 04/25/52◊,3	282,081	254,182
CSMC Trust
2020-RPL5, 4.71% (WAC) due 08/25/60◊,3	391,788	389,988
2021-RPL4, 4.04% (WAC) due 12/27/60◊,3	337,257	330,689
Legacy Mortgage Asset Trust
2021-GS3, 4.75% due 07/25/61[3,7]	348,384	339,013
2021-GS5, 2.25% due 07/25/67[3,7]	347,466	338,180
Angel Oak Mortgage Trust
2024-2, 6.25% due 01/25/69[3,7]	474,834	471,485
2023-1, 4.75% due 09/26/67[3,7]	178,110	170,586
Starwood Mortgage Residential Trust
2020-1, 2.41% (WAC) due 02/25/50◊,3	666,581	623,787
JP Morgan Mortgage Acquisition Trust
2006-WMC4, 5.58% (1 Month Term SOFR + 0.23%, Rate Floor: 0.12%) due 12/25/36◊	1,145,290	597,001
Ameriquest Mortgage Securities Trust
2006-M3, 5.62% (1 Month Term SOFR + 0.27%, Rate Floor: 0.16%) due 10/25/36◊	1,985,733	570,268
Securitized Asset-Backed Receivables LLC Trust
2007-BR2, 5.82% (1 Month Term SOFR + 0.47%, Rate Floor: 0.36%) due 02/25/37◊,3	565,508	465,838
GCAT Trust
2023-NQM3, 6.89% due 08/25/68[3,7]	441,778	447,264
Home Equity Loan Trust
2007-FRE1, 5.65% (1 Month Term SOFR + 0.30%, Rate Floor: 0.19%) due 04/25/37◊	454,013	422,462
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[3,7]	424,925	416,249
Credit Suisse Mortgage Capital Certificates
2021-RPL9, 2.44% (WAC) due 02/25/61◊,3	380,041	377,516
OSAT Trust
2021-RPL1, 5.12% due 05/25/65[3,7]	365,463	363,996
Master Asset-Backed Securities Trust
2006-WMC4, 5.76% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 10/25/36◊	1,084,899	352,963
FIGRE Trust
2024-HE2, 6.38% (WAC) due 05/25/54◊,3	243,861	245,880
2024-HE1, 6.17% (WAC) due 03/25/54◊,3	94,597	94,578
First Franklin Mortgage Loan Trust
2006-FF16, 5.88% (1 Month Term SOFR + 0.53%, Rate Floor: 0.42%) due 12/25/36◊	831,886	336,032
Top Pressure Recovery Turbines
7.51% due 11/01/69	300,000	300,150
NovaStar Mortgage Funding Trust Series
2007-2, 5.66% (1 Month Term SOFR + 0.31%, Rate Cap/Floor: 11.00%/0.20%) due 09/25/37◊	307,268	295,349
HarborView Mortgage Loan Trust
2006-14, 5.75% (1 Month Term SOFR + 0.41%, Rate Floor: 0.30%) due 01/25/47◊	295,651	260,381
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[6]	1,655,867	234,754
RCKT Mortgage Trust
2024-CES4, 6.15% due 06/25/44[3,7]	198,643	199,895
Imperial Fund Mortgage Trust
2022-NQM2, 4.20% (WAC) due 03/25/67◊,3	166,491	153,181
Sequoia Mortgage Trust
2024-5, 6.00% (WAC) due 06/25/54◊,3	148,040	147,595
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 5.99% (1 Year CMT Rate + 0.84%, Rate Floor: 0.84%) due 11/25/46◊	184,420	144,959
Saluda Grade Alternative Mortgage Trust
2023-FIG4, 6.72% (WAC) due 11/25/53◊,3	136,242	137,903
LSTAR Securities Investment Ltd.
2024-1, 8.43% (30 Day Average SOFR + 3.10%, Rate Floor: 3.10%) due 01/01/29◊,3	88,360	87,789
Morgan Stanley Re-REMIC Trust
2010-R5, 5.75% due 06/26/36	28,478	25,114
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	7,424	7,388
Total Residential Mortgage-Backed Securities		13,732,035

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Commercial Mortgage-Backed Securities - 1.2%
BX Commercial Mortgage Trust
2022-LP2, 7.29% (1 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 02/15/39◊,3	395,365	$389,437
2021-VOLT, 7.44% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 09/15/36◊,3	350,000	345,406
GS Mortgage Securities Trust
2020-GC45, 0.77% (WAC) due 02/13/53◊,6	9,821,557	264,542
BX Trust
2024-VLT4, 7.46% (1 Month Term SOFR + 2.14%, Rate Floor: 2.14%) due 07/15/29◊,3	150,000	149,297
2024-VLT4, 7.26% (1 Month Term SOFR + 1.94%, Rate Floor: 1.94%) due 07/15/29◊,3	100,000	99,571
Life Mortgage Trust
2021-BMR, 7.79% (1 Month Term SOFR + 2.46%, Rate Floor: 2.35%) due 03/15/38◊,3	245,743	235,617
Extended Stay America Trust
2021-ESH, 7.69% (1 Month Term SOFR + 2.36%, Rate Floor: 2.25%) due 07/15/38◊,3	226,949	226,807
CFCRE Commercial Mortgage Trust
2016-C3, 1.14% (WAC) due 01/10/48◊,6	5,211,071	56,651
Citigroup Commercial Mortgage Trust
2016-GC37, 1.81% (WAC) due 04/10/49◊,6	2,761,080	53,898
Wells Fargo Commercial Mortgage Trust
2016-NXS5, 1.56% (WAC) due 01/15/59◊,6	3,183,410	53,382
COMM Mortgage Trust
2015-CR26, 1.04% (WAC) due 10/10/48◊,6	5,499,806	36,150
Total Commercial Mortgage-Backed Securities		1,910,758

Military Housing - 1.0%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,3	906,553	871,937
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 4.49% (WAC) due 11/25/55◊,3	893,957	780,208
Total Military Housing		1,652,145

Total Collateralized Mortgage Obligations
(Cost $54,060,020)		51,841,917

CORPORATE BONDS†† - 26.2%
Financial - 13.1%
Pershing Square Holdings Ltd.
3.25% due 10/01/31[3]	1,000,000	814,194
Reliance Standard Life Global Funding II
5.24% due 02/02/26[3]	800,000	791,434
Wilton RE Ltd.
6.00% †††,2,3,8	682,000	620,580
Citigroup, Inc.
2.57% due 06/03/31[2]	590,000	506,411
GLP Capital Limited Partnership / GLP Financing II, Inc.
4.00% due 01/15/31	290,000	259,998
5.30% due 01/15/29	250,000	246,318
Nippon Life Insurance Co.
2.75% due 01/21/51[2,3]	350,000	291,695
2.90% due 09/16/51[2,3]	200,000	164,919
Host Hotels & Resorts, LP
3.50% due 09/15/30	435,000	384,397
2.90% due 12/15/31	50,000	41,770
JPMorgan Chase & Co.
5.35% due 06/01/34[2]	305,000	303,648
2.96% due 05/13/31[2]	135,000	118,317
Jefferies Financial Group, Inc.
2.75% due 10/15/32	300,000	239,700
6.20% due 04/14/34	100,000	101,282
2.63% due 10/15/31	100,000	80,700
Fort Moore Family Communities LLC
6.09% due 01/15/51[3]	457,003	414,742
Assurant, Inc.
2.65% due 01/15/32	250,000	206,144
6.10% due 02/27/26	200,000	202,209
FS KKR Capital Corp.
2.63% due 01/15/27	250,000	225,673
3.25% due 07/15/27	200,000	181,140
Global Atlantic Finance Co.
4.70% due 10/15/51[2,3]	250,000	232,172
3.13% due 06/15/31[3]	195,000	161,280
Morgan Stanley
6.63% due 11/01/34[2]	220,000	237,601
5.94% due 02/07/39[2]	150,000	148,349
Safehold GL Holdings LLC
2.80% due 06/15/31	180,000	150,517
2.85% due 01/15/32	151,000	124,059
6.10% due 04/01/34	100,000	98,783
Macquarie Group Ltd.
2.87% due 01/14/33[2,3]	250,000	206,601
2.69% due 06/23/32[2,3]	200,000	165,785
Ares Finance Company II LLC
3.25% due 06/15/30[3]	410,000	365,431
CoStar Group, Inc.
2.80% due 07/15/30[3]	430,000	363,615
Blue Owl Capital GP LLC
7.21% due 08/22/43†††	350,000	358,514
OneMain Finance Corp.
7.13% due 03/15/26	350,000	355,654
Iron Mountain, Inc.
4.50% due 02/15/31[3]	261,000	235,599
5.63% due 07/15/32[3]	125,000	118,695
Fidelity National Financial, Inc.
3.40% due 06/15/30	255,000	226,163
2.45% due 03/15/31	150,000	122,219
Liberty Mutual Group, Inc.
4.30% due 02/01/61[3]	554,000	344,893

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Maple Grove Funding Trust I
4.16% due 08/15/51[3]	500,000	$337,866
Brookfield Finance, Inc.
3.50% due 03/30/51	280,000	193,643
5.68% due 01/15/35	100,000	98,930
4.70% due 09/20/47	50,000	42,345
United Wholesale Mortgage LLC
5.50% due 04/15/29[3]	300,000	285,018
5.50% due 11/15/25[3]	50,000	49,638
Standard Chartered plc
4.64% due 04/01/31[2,3]	350,000	333,235
First American Financial Corp.
4.00% due 05/15/30	360,000	323,317
LPL Holdings, Inc.
4.00% due 03/15/29[3]	174,000	162,197
6.00% due 05/20/34	160,000	159,760
Fairfax Financial Holdings Ltd.
3.38% due 03/03/31	250,000	217,121
5.63% due 08/16/32	100,000	98,575
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[3]	350,000	305,019
Nationwide Mutual Insurance Co.
4.35% due 04/30/50[3]	370,000	284,112
Reinsurance Group of America, Inc.
3.15% due 06/15/30	203,000	180,567
5.75% due 09/15/34	100,000	99,637
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[3]	410,000	276,219
BPCE S.A.
7.00% due 10/19/34[2,3]	250,000	267,253
Prudential Financial, Inc.
6.50% due 03/15/54[2]	150,000	151,422
3.70% due 10/01/50[2]	130,000	113,080
ABN AMRO Bank N.V.
2.47% due 12/13/29[2,3]	300,000	263,905
Belrose Funding Trust
2.33% due 08/15/30[3]	320,000	260,664
Macquarie Bank Ltd.
3.62% due 06/03/30[3]	290,000	258,100
Lazard Group LLC
6.00% due 03/15/31	250,000	252,658
Corebridge Financial, Inc.
6.88% due 12/15/52[2]	250,000	252,263
Credit Agricole S.A.
5.34% due 01/10/30[2,3]	250,000	247,331
UBS Group AG
2.10% due 02/11/32[2,3]	300,000	241,068
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[3]	250,000	230,617
SBA Communications Corp.
3.13% due 02/01/29	250,000	222,887
CNO Financial Group, Inc.
6.45% due 06/15/34	170,000	169,837
5.25% due 05/30/29	50,000	48,512
Stewart Information Services Corp.
3.60% due 11/15/31	250,000	206,681
Societe Generale S.A.
2.89% due 06/09/32[2,3]	250,000	203,949
TPG Operating Group II, LP
5.88% due 03/05/34	200,000	200,751
Lloyds Banking Group plc
5.46% due 01/05/28[2]	200,000	199,575
BNP Paribas S.A.
5.50% due 05/20/30[2,3]	200,000	199,205
Westpac Banking Corp.
3.02% due 11/18/36[2]	150,000	123,061
2.96% due 11/16/40	73,000	51,151
2.67% due 11/15/35[2]	27,000	22,311
Hunt Companies, Inc.
5.25% due 04/15/29[3]	200,000	181,762
Trustage Financial Group, Inc.
4.63% due 04/15/32[3]	200,000	175,538
Brown & Brown, Inc.
5.65% due 06/11/34	100,000	99,358
2.38% due 03/15/31	90,000	74,316
Bank of America Corp.
2.59% due 04/29/31[2]	190,000	164,277
Jane Street Group / JSG Finance, Inc.
7.13% due 04/30/31[3]	160,000	164,076
Americo Life, Inc.
3.45% due 04/15/31[3]	200,000	159,479
Capital One Financial Corp.
6.38% due 06/08/34[2]	150,000	153,894
AmFam Holdings, Inc.
2.81% due 03/11/31[3]	200,000	152,867
Equinix Europe 2 Financing Corporation LLC
5.50% due 06/15/34	150,000	149,756
Pacific Beacon LLC
5.51% due 07/15/36[3]	150,000	142,658
KKR Group Finance Company VIII LLC
3.50% due 08/25/50[3]	190,000	131,300
Dyal Capital Partners III (B) LP
6.55% due 06/15/44†††	132,000	129,743
PartnerRe Finance B LLC
4.50% due 10/01/50[2]	140,000	127,097
RGA Global Funding
5.50% due 01/11/31[3]	120,000	119,824
Aretec Group, Inc.
10.00% due 08/15/30[3]	100,000	108,759
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[3]	100,000	100,480
Pine Street Trust III
6.22% due 05/15/54[3]	100,000	99,904
Kennedy-Wilson, Inc.
4.75% due 03/01/29	109,000	93,258
Apollo Management Holdings, LP
2.65% due 06/05/30[3]	90,000	78,620
Assured Guaranty US Holdings, Inc.
3.60% due 09/15/51	100,000	69,089
American National Group, Inc.
5.00% due 06/15/27	69,000	67,416

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Western & Southern Life Insurance Co.
3.75% due 04/28/61[3]	100,000	$65,640
Penn Mutual Life Insurance Co.
3.80% due 04/29/61[3]	100,000	64,053
Kemper Corp.
2.40% due 09/30/30	76,000	62,148
Mutual of Omaha Insurance Co.
6.14% due 01/16/64[2,3]	50,000	49,412
Nationstar Mortgage Holdings, Inc.
5.00% due 02/01/26[3]	50,000	48,938
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[3]	35,000	34,742
Brookfield Finance LLC / Brookfield Finance, Inc.
3.45% due 04/15/50	50,000	34,392
Lincoln National Corp.
5.85% due 03/15/34	30,000	29,957
Total Financial		20,977,434[

Industrial - 2.7%
AP Grange Holdings
6.50% due 03/20/45	900,000	900,000
5.00% due 03/20/45	200,000	200,000
Amsted Industries, Inc.
4.63% due 05/15/30[3]	470,000	431,227
TD SYNNEX Corp.
2.65% due 08/09/31	210,000	172,764
2.38% due 08/09/28	150,000	133,604
6.10% due 04/12/34	100,000	100,278
Crown Americas LLC / Crown Americas Capital Corporation VI
4.75% due 02/01/26	400,000	393,115
Stadco LA LLC
3.75% due 05/15/56†††	500,000	336,591
Flowserve Corp.
3.50% due 10/01/30	270,000	240,272
2.80% due 01/15/32	100,000	82,068
Vontier Corp.
2.95% due 04/01/31	350,000	291,081
Berry Global, Inc.
5.80% due 06/15/31[3]	150,000	149,781
1.57% due 01/15/26	50,000	46,976
Weir Group plc
2.20% due 05/13/26[3]	200,000	187,712
Dyal Capital Partners III (A) LP
6.55% due 06/15/44†††	168,000	165,127
Boeing Co.
6.86% due 05/01/54[3]	100,000	102,617
6.53% due 05/01/34[3]	50,000	51,195
Owens Corning
5.95% due 06/15/54	110,000	110,879
Westinghouse Air Brake Technologies Corp.
5.61% due 03/11/34	100,000	100,550
Sealed Air Corp.
6.50% due 07/15/32[3]	100,000	99,439
Norfolk Southern Corp.
4.10% due 05/15/21	50,000	35,280
Total Industrial		4,330,556

Consumer, Cyclical - 2.2%
Warnermedia Holdings, Inc.
4.28% due 03/15/32	400,000	349,131
5.14% due 03/15/52	196,000	152,607
Hyatt Hotels Corp.
5.38% due 04/23/25	220,000	219,107
5.75% due 04/23/30	190,000	193,224
Delta Air Lines, Inc.
7.00% due 05/01/25[3]	367,000	369,776
Choice Hotels International, Inc.
3.70% due 01/15/31	360,000	317,609
5.85% due 08/01/34	30,000	29,568
International Game Technology plc
4.13% due 04/15/26[3]	230,000	223,906
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[3]	210,000	210,419
Flutter Treasury Designated Activity Co.
6.38% due 04/29/29[3]	200,000	201,267
LG Energy Solution Ltd.
5.50% due 07/02/34[3]	200,000	195,111
Ferguson Finance plc
4.65% due 04/20/32[3]	200,000	189,287
Walgreens Boots Alliance, Inc.
3.45% due 06/01/26	100,000	94,088
4.10% due 04/15/50	98,000	67,303
Hasbro, Inc.
6.05% due 05/14/34	150,000	149,761
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.50% due 10/20/25[3]	150,000	148,183
United Airlines, Inc.
4.38% due 04/15/26[3]	150,000	144,901
Air Canada
3.88% due 08/15/26[3]	150,000	142,679
Beacon Roofing Supply, Inc.
4.50% due 11/15/26[3]	100,000	97,193
British Airways Class A Pass Through Trust
2.90% due 03/15/35[3]	89,431	77,199
Total Consumer, Cyclical		3,572,319

Consumer, Non-cyclical - 2.2%
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
3.00% due 05/15/32	200,000	164,645
5.50% due 01/15/30	100,000	98,476
4.38% due 02/02/52	100,000	74,736
Smithfield Foods, Inc.
2.63% due 09/13/31[3]	300,000	240,011
3.00% due 10/15/30[3]	110,000	93,393
Global Payments, Inc.
2.90% due 05/15/30	195,000	169,758
2.90% due 11/15/31	140,000	117,225
3.20% due 08/15/29	15,000	13,476

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Altria Group, Inc.
3.70% due 02/04/51	350,000	$236,561
4.45% due 05/06/50	50,000	38,397
Medline Borrower Limited Partnership/Medline Company-Issuer, Inc.
6.25% due 04/01/29[3]	250,000	252,829
Brink’s Co.
6.75% due 06/15/32[3]	150,000	151,101
6.50% due 06/15/29[3]	100,000	101,048
Royalty Pharma plc
3.55% due 09/02/50	310,000	208,080
GXO Logistics, Inc.
6.25% due 05/06/29	100,000	101,720
6.50% due 05/06/34	100,000	101,481
IQVIA, Inc.
5.00% due 05/15/27[3]	200,000	195,141
Triton Container International Ltd.
3.15% due 06/15/31[3]	200,000	166,230
CVS Health Corp.
5.70% due 06/01/34	150,000	149,595
Graham Holdings Co.
5.75% due 06/01/26[3]	150,000	148,850
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[3]	150,000	144,090
Universal Health Services, Inc.
2.65% due 10/15/30	150,000	128,062
Transurban Finance Company Pty Ltd.
2.45% due 03/16/31[3]	150,000	125,349
AZ Battery Property LLC
6.73% due 02/20/46†††	100,000	100,670
Triton Container International Limited / TAL International Container Corp.
3.25% due 03/15/32	100,000	82,003
Tenet Healthcare Corp.
4.63% due 06/15/28	75,000	71,325
Catalent Pharma Solutions, Inc.
3.13% due 02/15/29[3]	43,000	41,154
Central Garden & Pet Co.
4.13% due 04/30/31[3]	42,000	37,014
Total Consumer, Non-cyclical		3,552,420

Energy - 2.0%
BP Capital Markets plc
4.88% [2,8]	516,000	486,465
Venture Global LNG, Inc.
9.50% due 02/01/29[3]	200,000	219,019
9.88% due 02/01/32[3]	100,000	108,842
Galaxy Pipeline Assets Bidco Ltd.
3.25% due 09/30/40[3]	328,000	248,387
Plains All American Pipeline Limited Partnership / PAA Finance Corp.
5.70% due 09/15/34	250,000	247,704
ITT Holdings LLC
6.50% due 08/01/29[3]	248,000	224,689
Greensaif Pipelines Bidco SARL
6.13% due 02/23/38[3]	200,000	203,263
Hess Midstream Operations, LP
5.63% due 02/15/26[3]	200,000	198,492
Venture Global Calcasieu Pass LLC
4.13% due 08/15/31[3]	200,000	179,473
Cheniere Energy Partners, LP
5.75% due 08/15/34[3]	150,000	150,598
Kinder Morgan, Inc.
5.20% due 06/01/33	150,000	145,549
Midwest Connector Capital Company LLC
4.63% due 04/01/29[3]	110,000	106,775
Viper Energy, Inc.
7.38% due 11/01/31[3]	100,000	103,569
Sunoco, LP
7.25% due 05/01/32[3]	100,000	103,436
TransCanada PipeLines Ltd.
6.20% due 03/09/26	100,000	100,049
NuStar Logistics, LP
5.63% due 04/28/27	100,000	99,158
Parkland Corp.
4.63% due 05/01/30[3]	100,000	91,204
Targa Resources Corp.
6.50% due 03/30/34	63,000	66,713
Energy Transfer, LP
7.38% due 02/01/31[3]	50,000	52,174
Targa Resources Partners Limited Partnership / Targa Resources Partners Finance Corp.
5.50% due 03/01/30	37,000	36,773
Total Energy		3,172,332

Communications - 1.5%
British Telecommunications plc
4.88% due 11/23/81[2,3]	350,000	313,897
9.63% due 12/15/30	100,000	122,101
Level 3 Financing, Inc.
3.88% due 10/15/30[3]	330,000	172,939
11.00% due 11/15/29[3]	71,086	72,743
4.00% due 04/15/31[3]	100,000	52,250
Virgin Media Secured Finance plc
4.50% due 08/15/30[3]	300,000	254,381
Paramount Global
4.90% due 08/15/44	132,000	91,804
5.90% due 10/15/40	86,000	68,970
5.25% due 04/01/44	46,000	33,501
4.85% due 07/01/42	35,000	25,068
4.60% due 01/15/45	20,000	13,354
Cable One, Inc.
4.00% due 11/15/30[3]	300,000	223,905
Vodafone Group plc
4.13% due 06/04/81[2]	250,000	212,912
Rogers Communications, Inc.
4.55% due 03/15/52	200,000	163,277
Sirius XM Radio, Inc.
4.13% due 07/01/30[3]	180,000	153,741

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Altice France S.A.
5.13% due 07/15/29[3]	200,000	$131,520
CSC Holdings LLC
4.13% due 12/01/30[3]	200,000	129,269
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[3]	55,000	49,668
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	50,000	31,354
McGraw-Hill Education, Inc.
5.75% due 08/01/28[3]	16,000	15,429
Total Communications		2,332,083

Technology - 1.2%
ACI Worldwide, Inc.
5.75% due 08/15/26[3]	400,000	397,808
Broadcom, Inc.
4.93% due 05/15/37[3]	277,000	260,522
3.19% due 11/15/36[3]	26,000	20,575
Leidos, Inc.
2.30% due 02/15/31	250,000	205,979
Foundry JV Holdco LLC
5.88% due 01/25/34[3]	200,000	198,290
Qorvo, Inc.
4.38% due 10/15/29	119,000	112,392
3.38% due 04/01/31[3]	100,000	85,719
Oracle Corp.
3.95% due 03/25/51	217,000	160,444
MSCI, Inc.
3.63% due 11/01/31[3]	150,000	131,611
Booz Allen Hamilton, Inc.
5.95% due 08/04/33	100,000	103,142
Constellation Software, Inc.
5.46% due 02/16/34[3]	100,000	100,012
Atlassian Corp.
5.50% due 05/15/34	100,000	99,085
Fiserv, Inc.
5.35% due 03/15/31	50,000	49,971
Twilio, Inc.
3.63% due 03/15/29	38,000	34,181
Total Technology		1,959,731

Basic Materials - 0.7%
Anglo American Capital plc
5.63% due 04/01/30[3]	200,000	201,294
2.63% due 09/10/30[3]	200,000	170,641
Alcoa Nederland Holding BV
5.50% due 12/15/27[3]	200,000	196,940
Minerals Technologies, Inc.
5.00% due 07/01/28[3]	190,000	180,331
International Flavors & Fragrances, Inc.
1.23% due 10/01/25[3]	170,000	160,786
Yamana Gold, Inc.
2.63% due 08/15/31	150,000	124,654
Arsenal AIC Parent LLC
8.00% due 10/01/30[3]	100,000	104,940
Total Basic Materials		1,139,586

Utilities - 0.5%
NRG Energy, Inc.
2.45% due 12/02/27[3]	200,000	180,494
7.00% due 03/15/33[3]	100,000	105,560
AES Corp.
3.95% due 07/15/30[3]	220,000	201,153
Enel Finance International N.V.
5.00% due 06/15/32[3]	200,000	190,018
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.88% due 08/20/26	100,000	96,898
Total Utilities		774,123

Transportation - 0.1%
Stolthaven Houston, Inc.
5.98% due 07/17/34	200,000	197,750
Total Corporate Bonds
(Cost $46,789,312)		42,008,334

ASSET-BACKED SECURITIES†† - 21.1%
Collateralized Loan Obligations - 11.7%
Octagon Investment Partners 49 Ltd.
2024-5A BR, 7.24% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 04/15/37◊,3	1,750,000	1,756,770
BXMT Ltd.
2020-FL2 AS, 6.59% (1 Month Term SOFR + 1.26%, Rate Floor: 1.26%) due 02/15/38◊,3	1,000,000	955,702
2020-FL3 C, 7.99% (1 Month Term SOFR + 2.66%, Rate Floor: 2.66%) due 11/15/37◊,3	250,000	212,695
Cerberus Loan Funding XXXIII, LP
2021-3A A, 7.15% (3 Month Term SOFR + 1.82%, Rate Floor: 1.56%) due 07/23/33◊,3	500,000	500,949
2021-3A B, 7.44% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 07/23/33◊,3	500,000	500,001
ABPCI Direct Lending Fund CLO II LLC
2021-1A A1R, 7.19% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 04/20/32◊,3	1,000,000	999,936
Palmer Square Loan Funding Ltd.
2022-1A A2, 6.93% (3 Month Term SOFR + 1.60%, Rate Floor: 1.60%) due 04/15/30◊,3	1,000,000	998,966
Cerberus Loan Funding XLIV LLC
2024-5A A, 7.45% (3 Month Term SOFR + 2.35%, Rate Floor: 2.35%) due 01/15/36◊,3	700,000	708,211

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
2024-5A B, 8.30% (3 Month Term SOFR + 3.20%, Rate Floor: 3.20%) due 01/15/36◊,3	250,000	$253,665
LCCM Trust
2021-FL3 A, 6.89% (1 Month Term SOFR + 1.56%, Rate Floor: 1.56%) due 11/15/38◊,3	536,089	530,392
2021-FL3 AS, 7.24% (1 Month Term SOFR + 1.91%, Rate Floor: 1.91%) due 11/15/38◊,3	400,000	387,138
Woodmont Trust
2020-7A A1A, 7.49% (3 Month Term SOFR + 2.16%, Rate Floor: 1.90%) due 01/15/32◊,3	871,261	871,261
Golub Capital Partners CLO 33M Ltd.
2021-33A AR2, 7.46% (3 Month Term SOFR + 2.12%, Rate Floor: 1.86%) due 08/25/33◊,3	750,000	745,840
STWD Ltd.
2019-FL1 B, 7.04% (1 Month Term SOFR + 1.71%, Rate Floor: 1.71%) due 07/15/38◊,3	750,000	738,893
Dryden 37 Senior Loan Fund
2015-37A Q, due 01/15/31[3,9]	1,000,000	693,871
KREF Ltd.
2021-FL2 C, 7.44% (1 Month Term SOFR + 2.11%, Rate Floor: 2.00%) due 02/15/39◊,3	500,000	467,251
2021-FL2 AS, 6.74% (1 Month Term SOFR + 1.41%, Rate Floor: 1.30%) due 02/15/39◊,3	150,000	145,430
Golub Capital Partners CLO 36M Ltd.
2018-36A A, 6.90% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 02/05/31◊,3	583,480	582,817
Cerberus Loan Funding XL LLC
2023-1A A, 7.73% (3 Month Term SOFR + 2.40%, Rate Floor: 2.40%) due 03/22/35◊,3	500,000	504,744
Cerberus Loan Funding XLII LLC
2023-3A A1, 7.81% (3 Month Term SOFR + 2.48%, Rate Floor: 2.48%) due 09/13/35◊,3	500,000	503,249
Golub Capital Partners CLO 16 Ltd.
2021-16A A1R2, 7.20% (3 Month Term SOFR + 1.87%, Rate Floor: 1.61%) due 07/25/33◊,3	500,000	502,751
Owl Rock CLO XVI
2024-16A A, 7.32% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/20/36◊,3	500,000	502,172
ABPCI Direct Lending Fund CLO I LLC
2021-1A A1A2, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.96%) due 07/20/33◊,3	500,000	501,245
THL Credit Lake Shore MM CLO I Ltd.
2021-1A A1R, 7.29% (3 Month Term SOFR + 1.96%, Rate Floor: 1.70%) due 04/15/33◊,3	500,000	499,876
Golub Capital Partners CLO 54M L.P
2021-54A C, 8.25% (3 Month Term SOFR + 2.91%, Rate Floor: 2.65%) due 08/05/33◊,3	500,000	498,444
HERA Commercial Mortgage Ltd.
2021-FL1 B, 7.05% (1 Month Term SOFR + 1.71%, Rate Floor: 1.60%) due 02/18/38◊,3	500,000	483,546
LoanCore Issuer Ltd.
2021-CRE6 C, 7.74% (1 Month Term SOFR + 2.41%, Rate Floor: 2.30%) due 11/15/38◊,3	500,000	469,633
Fortress Credit Opportunities XI CLO Ltd.
2018-11A A1T, 6.89% (3 Month Term SOFR + 1.56%, Rate Floor: 0.00%) due 04/15/31◊,3	341,539	340,845
Fortress Credit BSL XV Ltd.
2024-2A BR, 7.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 10/18/33◊,3	300,000	300,000
Cerberus Loan Funding XLVII LLC
2024-3A B, 7.35% (3 Month Term SOFR + 1.95%, Rate Floor: 1.95%) due 07/15/36◊,3	300,000	300,000
Owl Rock CLO IV Ltd.
2021-4A A1R, 7.18% (3 Month Term SOFR + 1.86%, Rate Floor: 1.60%) due 08/20/33◊,3	250,000	250,796
CIFC Funding 2017-II Ltd.
2021-2A CR, 7.44% (3 Month Term SOFR + 2.11%, Rate Floor: 1.85%) due 04/20/30◊,3	250,000	250,462
Owl Rock CLO XVII LLC
2024-17A B, due 07/15/36◊,3	250,000	250,000
Ares Direct Lending CLO 1 LLC
2024-1A B, 7.59% (3 Month Term SOFR + 2.20%, Rate Floor: 2.20%) due 04/25/36◊,3	250,000	249,956
Owl Rock CLO III Ltd.
2024-3A AR, 7.23% (3 Month Term SOFR + 1.85%, Rate Floor: 1.85%) due 04/20/36◊,3	250,000	249,950
Golub Capital Partners CLO 17 Ltd.
2017-17A A1R, 7.24% (3 Month Term SOFR + 1.91%, Rate Floor: 0.00%) due 10/25/30◊,3	141,149	141,254
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[3,9]	162,950	544
Copper River CLO Ltd.
2007-1A INC, due 01/20/21[9,10]	600,000	60
Total Collateralized Loan Obligations		18,849,315

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Financial - 1.7%
Station Place Securitization Trust
due 08/11/25◊	325,000	$325,000
due 07/11/26◊	325,000	325,000
KKR Core Holding Company LLC
4.00% due 08/12/31†††	520,311	466,107
Project Onyx I
8.45% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	412,131	411,341
LVNV Funding LLC
7.80% due 11/05/28†††	250,000	254,730
Thunderbird A
5.50% due 03/01/37†††	260,000	238,588
Lightning A
5.50% due 03/01/37†††	260,000	238,589
Project Onyx II
8.45% (3 Month Term SOFR + 3.15%, Rate Floor: 3.15%) due 01/26/27◊,†††	124,470	123,652
Nassau LLC
2019-1, 3.98% due 08/15/34[3]	115,488	110,519
LVNV Funding LLC
6.84% due 06/12/29	100,000	100,000
Oxford Finance Funding
2020-1A, 3.10% due 02/15/28[3]	92,585	91,377
Total Financial		2,684,903

Net Lease - 1.6%
STORE Master Funding I-VII
2016-1A, 3.96% due 10/20/46[3]	845,172	801,039
CF Hippolyta Issuer LLC
2022-1A, 6.11% due 08/15/62[3]	244,283	239,686
2020-1, 2.28% due 07/15/60[3]	224,888	210,111
Capital Automotive REIT
2021-1A, 2.76% due 08/15/51[3]	496,354	392,233
SVC ABS LLC
2023-1A, 5.15% due 02/20/53[3]	347,667	334,147
CMFT Net Lease Master Issuer LLC
2021-1, 3.44% due 07/20/51[3]	400,000	317,208
CARS-DB4, LP
2020-1A, 3.81% due 02/15/50[3]	246,198	213,842
Total Net Lease		2,508,266

Transport-Aircraft - 1.6%
AASET Trust
2021-1A, 2.95% due 11/16/41[3]	332,723	306,647
2024-1A, 6.26% due 05/16/49[10]	250,000	250,207
Navigator Aircraft ABS Ltd.
2021-1, 2.77% due 11/15/46[3]	408,496	367,242
Lunar Structured Aircraft Portfolio Notes
2021-1, 2.64% due 10/15/46[3]	388,804	347,521
WAVE LLC
2019-1, 3.60% due 09/15/44[3]	330,895	299,460
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[3]	310,886	289,146
Sapphire Aviation Finance II Ltd.
2020-1A, 3.23% due 03/15/40[3]	306,654	281,398
Castlelake Aircraft Structured Trust
2021-1A, 3.47% due 01/15/46[3]	165,776	155,935
Sprite Ltd.
2021-1, 3.75% due 11/15/46[3]	157,532	147,452
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42[3]	55,376	53,161
Total Transport-Aircraft		2,498,169

Whole Business - 1.6%
Arbys Funding LLC
2020-1A, 3.24% due 07/30/50[3]	770,000	714,038
Applebee’s Funding LLC / IHOP Funding LLC
2019-1A, 4.72% due 06/05/49[3]	495,000	477,022
SERVPRO Master Issuer LLC
2021-1A, 2.39% due 04/25/51[3]	485,000	427,514
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[3]	328,125	321,793
Subway Funding LLC
2024-1A, 6.27% due 07/30/54[3]	200,000	202,636
2024-1A, 6.51% due 07/30/54[3]	100,000	101,793
ServiceMaster Funding LLC
2020-1, 3.34% due 01/30/51[3]	235,726	198,503
DB Master Finance LLC
2019-1A, due 05/20/49[3,16]	95,250	92,199
Total Whole Business		2,535,498

Infrastructure - 1.1%
Stack Infrastructure Issuer LLC
2023-1A, 5.90% due 03/25/48[3]	500,000	498,352
Switch ABS Issuer LLC
2024-2A, 5.44% due 06/25/54[3]	300,000	291,116
2024-1A, 6.28% due 03/25/54[3]	100,000	100,326
Hotwire Funding LLC
2021-1, 2.31% due 11/20/51[3]	250,000	230,495
2024-1A, 5.89% due 06/20/54[3]	150,000	151,844
VB-S1 Issuer LLC - VBTEL
2022-1A, 4.29% due 02/15/52[3]	250,000	232,924
Aligned Data Centers Issuer LLC
2021-1A, 1.94% due 08/15/46[3]	250,000	230,252
Total Infrastructure		1,735,309

Single Family Residence - 0.8%
FirstKey Homes Trust
2021-SFR1, 1.79% due 08/17/38[3]	600,000	551,019
2020-SFR2, 4.50% due 10/19/37[3]	150,000	143,532
2020-SFR2, 4.00% due 10/19/37[3]	150,000	143,234
2020-SFR2, 3.37% due 10/19/37[3]	100,000	94,995
Tricon Residential Trust
2023-SFR2, 5.00% due 12/17/40[3]	250,000	240,467
2024-SFR2, 5.70% due 06/17/28[3]	100,000	99,176
Total Single Family Residence		1,272,423

Transport-Container - 0.4%
CLI Funding VIII LLC
2021-1A, 1.64% due 02/18/46[3]	325,155	288,913
Textainer Marine Containers Ltd.
2021-3A, 1.94% due 08/20/46[3]	232,000	199,477

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~	Value
Textainer Marine Containers VII Ltd.
2020-1A, 2.73% due 08/21/45[3]	143,797	$134,657
TIF Funding III LLC
2024-1A, 5.48% due 04/20/49[3]	98,125	97,613
Total Transport-Container		720,660

Collateralized Debt Obligations - 0.4%
Anchorage Credit Funding 4 Ltd.
2021-4A AR, 2.72% due 04/27/39[3]	750,000	678,859

Insurance - 0.1%
Obra Longevity
8.48% due 06/30/39	180,000	180,000
due 06/30/39	270,000	—
Total Insurance		180,000

Unsecured Consumer Loans - 0.1%
Service Experts Issuer LLC
2024-1A, 6.39% due 11/20/35[3]	150,000	150,882
Total Asset-Backed Securities
(Cost $34,814,760)		33,814,284

U.S. GOVERNMENT SECURITIES†† - 18.0%
U.S. Treasury Notes
4.13% due 03/31/31	4,430,100	4,371,782
4.00% due 02/15/34	3,540,000	3,436,013
4.50% due 05/31/29	3,200,000	3,221,750
4.63% due 04/30/31	2,500,000	2,540,234
4.13% due 03/31/29	1,660,000	1,643,076
4.00% due 02/29/28	560,000	551,469
U.S. Treasury Bonds
due 05/15/53[11,12]	12,650,000	3,540,144
4.38% due 11/15/39	1,690,000	1,670,922
due 11/15/52[11,12]	3,400,000	973,353
due 02/15/46[6,11]	2,550,000	903,402
due 05/15/44[6,11]	2,230,000	855,351
due 02/15/52[11,12]	2,180,000	633,254
due 02/15/54[11,12]	1,200,000	328,733
due 11/15/44[6,11]	500,000	187,323
United States Treasury Inflation Indexed Bonds
0.13% due 10/15/25	1,449,912	1,402,013
0.13% due 04/15/25	1,432,201	1,393,170
0.13% due 04/15/27	666,216	564,520
0.38% due 01/15/27	623,054	456,244
1.38% due 07/15/33	196,131	185,191
Total U.S. Government Securities
(Cost $30,572,778)		28,857,944

SENIOR FLOATING RATE INTERESTS††,◊ - 1.8%
Financial - 0.9%
Higginbotham Insurance Agency, Inc.
10.94% (1 Month Term SOFR + 5.50%, Rate Floor: 6.50%) due 11/24/28†††	413,942	410,480
Worldpay
due 01/31/31	250,000	249,965
Jane Street Group LLC
7.96% (3 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/26/28	224,309	224,002
Citadel Securities, LP
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30	199,017	199,515
CPI Holdco B LLC
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/10/31	150,000	149,766
Eisner Advisory Group
9.34% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/22/31	100,000	100,792
HighTower Holding LLC
9.59% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 04/21/28	54,898	54,950
Total Financial		1,389,470

Consumer, Cyclical - 0.3%
First Brands Group LLC
10.59% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	344,879	342,186
MB2 Dental Solutions, LLC
11.33% (1 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 01/29/31†††	134,796	134,536
13.50% (Commercial Prime Lending Rate + 5.00%, Rate Floor: 5.75%) due 01/29/31†††	2,200	1,940
Pacific Bells LLC
10.10% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28	89,575	89,463
Total Consumer, Cyclical		568,125

Consumer, Non-cyclical - 0.3%
Midwest Veterinary Partners LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 04/28/28	146,250	146,177
Quirch Foods Holdings LLC
10.64% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/27/27	145,732	141,542
Southern Veterinary Partners LLC
9.09% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/05/27	105,177	105,244
HAH Group Holding Co. LLC
10.45% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27	33,823	33,865
Elanco Animal Health, Inc.
7.18% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 08/02/27	24,238	24,137
Total Consumer, Non-cyclical		450,965

Industrial - 0.2%
EMRLD Borrower, LP
due 06/18/31	100,000	99,875
7.84% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30	99,500	99,397

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES E (TOTAL RETURN BOND SERIES)

	Face Amount~		Value
Mileage Plus Holdings LLC
10.74% (3 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 06/21/27		150,000	$152,914
Total Industrial			352,186

Technology - 0.1%
Datix Bidco Ltd.
10.70% (1 Month GBP SONIA + 5.50%, Rate Floor: 5.50%) due 04/30/31†††	GBP	71,200	88,248
10.82% (1 Month Term SOFR + 5.50%, Rate Floor: 6.00%) due 04/30/31†††		20,000	19,609
Total Technology			107,857

Total Senior Floating Rate Interests
(Cost $2,855,806)			2,868,603

FEDERAL AGENCY BONDS†† - 1.1%
Tennessee Valley Authority
4.25% due 09/15/65		1,000,000	848,293
5.38% due 04/01/56		750,000	777,476
Tennessee Valley Authority Principal Strips
due 01/15/48[11,12]		500,000	149,025
Total Federal Agency Bonds
(Cost $2,556,214)			1,774,794

MUNICIPAL BONDS†† - 0.2%
Illinois - 0.2%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38		333,333	339,058
Total Municipal Bonds
(Cost $338,608)			339,058

U.S. TREASURY BILLS†† - 0.2%
U.S. Treasury Bills
5.21% due 07/05/24[13]		300,000	299,824
Total U.S. Treasury Bills
(Cost $299,826)			299,824

REPURCHASE AGREEMENTS††,14 - 0.3%
J.P. Morgan Securities LLC
issued 06/28/24 at 5.41% due 07/01/24		138,280	138,280
BofA Securities, Inc.
issued 06/28/24 at 5.39% due 07/01/24		138,279	138,279
BNP Paribas
issued 06/28/24 at 5.40% due 07/01/24		124,451	124,451
Bank of Montreal
issued 06/28/24 at 5.39% due 07/01/24		43,995	43,995
Total Repurchase Agreements
(Cost $445,005)			445,005

	Notional Value
OTC INTEREST RATE SWAPTIONS PURCHASED††,15 - 0.0%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap Expiring December 2024 with exercise rate of 2.92% (Notional Value $5,754,226)	EUR	5,369,000	24,191
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap Expiring December 2024 with exercise rate of 2.21% (Notional Value $1,264,665)	EUR	1,180,000	5,892
Total OTC Interest Rate Swaptions Purchased
(Cost $33,697)			30,083

Total Investments - 109.2%
(Cost $187,241,268)			$175,242,835

OTC INTEREST RATE SWAPTIONS WRITTEN††,15 - (0.0)%
Call Swaptions on:
Interest Rate Swaptions
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap Expiring December 2024 with exercise rate of 2.36% (Notional Value $5,754,226)	EUR	5,369,000	(7,236)
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap Expiring December 2024 with exercise rate of 2.71% (Notional Value $1,264,665)	EUR	1,180,000	(21,541)
Total OTC Interest Rate Swaptions Written
(Premiums received $33,697)			(28,777)
Other Assets & Liabilities, net - (9.2)%			(14,824,229)
Total Net Assets - 100.0%			$160,389,829

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES E (TOTAL RETURN BOND SERIES)

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
3-Month SOFR Futures Contracts	15	Mar 2026	$3,600,938	$2,413
3-Month SOFR Futures Contracts	15	Dec 2025	3,595,500	913
3-Month SOFR Futures Contracts	15	Sep 2025	3,588,375	(586)
			$10,784,813	$2,740

Centrally Cleared Credit Default Swap Agreements Protection Purchased††
Counterparty	Exchange	Index	Protection Premium Rate	Payment Frequency	Maturity Date	Notional Amount~		Value	Upfront Premiums Received	Unrealized Appreciation**
BofA Securities, Inc.	ICE	ITRAXX.EUR.41.V1	1.00%	Quarterly	06/20/29	EUR	360,000	$(6,861)	$(8,080)	$1,219

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.48%	Annually	11/02/33	$2,380,000	$101,445	$106	$101,339
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.94%	Annually	06/05/30	12,200,000	56,050	1,734	54,316
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.50%	Annually	11/02/30	462,000	12,919	274	12,645
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.99%	Annually	10/11/25	9,089,000	8,332	206	8,126
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.96%	Annually	04/03/34	180,000	382	294	88
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	4.27%	Annually	06/27/27	4,500,000	(5,690)	310	(6,000)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.69%	Annually	02/06/34	300,000	(5,745)	290	(6,035)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.76%	Annually	02/06/29	3,000,000	(41,874)	288	(42,162)

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES E (TOTAL RETURN BOND SERIES)

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Appreciation (Depreciation)**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	3.40%	Annually	04/04/28	$5,000,000	$(135,941)	$242	$(136,183)
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	5,000,000	(215,691)	78	(215,769)
								$(225,813)	$3,822	$(229,635)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs International	GBP	Sell	71,000	90,442 USD	07/16/24	$680
Barclays Bank plc	EUR	Buy	43,000	46,261 USD	07/16/24	(157)
						$523

OTC Interest Rate Swaptions Purchased
Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap	Pay	6 Month EURIBOR	Semi-annual	2.92%	12/20/24	2.92%	$5,754,226	$24,191
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap	Pay	6 Month EURIBOR	Semi-annual	2.21%	12/20/24	2.21%	1,264,665	5,892
								$30,083

OTC Interest Rate Swaptions Written
Counterparty/ Description	Floating Rate Type	Floating Rate Index	Payment Frequency	Fixed Rate	Expiration Date	Exercise Rate	Swaption Notional Amount	Swaption Value
Call
Morgan Stanley Capital Services LLC 6-Month/2-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-annual	2.36%	12/20/24	2.36%	$5,754,226	$(7,236)
Morgan Stanley Capital Services LLC 6-Month/10-Year Interest Rate Swap	Receive	6 Month EURIBOR	Semi-annual	2.71%	12/20/24	2.71%	1,264,665	(21,541)
								$(28,777)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES E (TOTAL RETURN BOND SERIES)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Special Purpose Acquisition Company (SPAC).
[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $66,144,702 (cost $70,332,882), or 41.2% of total net assets.

[4]	Affiliated issuer.
[5]	Rate indicated is the 7-day yield as of June 30, 2024.
[6]	Security is an interest-only strip.
[7]

Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at June 30, 2024. See table below for additional step information for each security.

[8]	Perpetual maturity.
[9]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[10]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $250,267 (cost $249,992), or 0.2% of total net assets — See Note 9.

[11]	Zero coupon rate security.
[12]	Security is a principal-only strip.
[13]	Rate indicated is the effective yield at the time of purchase.
[14]

Repurchase Agreements - The interest rate on repurchase agreements is market driven and based on the underlying collateral obtained. See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.

[15]	Swaptions — See additional disclosure in the swaptions table above for more information on swaptions.
[16]	Security is unsettled at period end and does not have a stated effective rate.
BofA — Bank of America
CME — Chicago Mercantile Exchange
CMT — Constant Maturity Treasury
EUR — Euro
GBP — British Pound
ICE — Intercontinental Exchange
ITRAXX.EUR.41.V1 — iTraxx Europe Series 41 Index Version 1
plc — Public Limited Company
REMIC — Real Estate Mortgage Investment Conduit
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES E (TOTAL RETURN BOND SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$813	$—	$8	$821
Preferred Stocks	—	3,808,429	—	3,808,429
Warrants	19	—	3	22
Mutual Funds	6,347,351	—	—	6,347,351
Money Market Fund	2,806,366	—	—	2,806,366
Collateralized Mortgage Obligations	—	50,969,980	871,937	51,841,917
Corporate Bonds	—	40,297,109	1,711,225	42,008,334
Asset-Backed Securities	—	32,081,277	1,733,007	33,814,284
U.S. Government Securities	—	28,857,944	—	28,857,944
Senior Floating Rate Interests	—	2,213,790	654,813	2,868,603
Federal Agency Bonds	—	1,774,794	—	1,774,794
Municipal Bonds	—	339,058	—	339,058
U.S. Treasury Bills	—	299,824	—	299,824
Repurchase Agreements	—	445,005	—	445,005
Interest Rate Swaptions Purchased	—	30,083	—	30,083
Interest Rate Futures Contracts**	3,326	—	—	3,326
Credit Default Swap Agreements**	—	1,219	—	1,219
Interest Rate Swap Agreements**	—	176,514	—	176,514
Forward Foreign Currency Exchange Contracts**	—	680	—	680
Total Assets	$9,157,875	$161,295,706	$4,970,993	$175,424,574

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Interest Rate Swaptions Written	$—	$28,777	$—	$28,777
Interest Rate Futures Contracts**	586	—	—	586
Interest Rate Swap Agreements**	—	406,149	—	406,149
Forward Foreign Currency Exchange Contracts**	—	157	—	157
Unfunded Loan Commitments (Note 9)	—	—	2,004	2,004
Total Liabilities	$586	$435,083	$2,004	$437,673

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES E (TOTAL RETURN BOND SERIES)

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$1,198,014	Yield Analysis	Yield	6.5%-7.4%	7.0%
Asset-Backed Securities	534,993	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	871,937	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	8	Model Price	Liquidation Value	—	—
Corporate Bonds	1,090,645	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	620,580	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	518,337	Yield Analysis	Yield	9.9%-11.0%	10.1%
Senior Floating Rate Interests	136,476	Model Price	Purchase Price	—	—
Warrants	3	Model Price	Liquidation Value	—	—
Total Assets	$4,970,993
Liabilities:
Unfunded Loan Commitments	$2,004	Model Price	Purchase Price	—	—

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield or liquidation value would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2024, the Fund had securities with a total value of $620,580 transfer into Level 3 from Level 2 due to a lack of observable inputs and did not have any securities to transfer out of Level 3 into Level 2.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES E (TOTAL RETURN BOND SERIES)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2024:

	Assets							Liabilities
	Asset- Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Warrants	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$2,091,143	$908,966	$707,677	$1,296,906	$—	$8	$5,004,700	$(399)
Purchases/(Receipts)	74,667	—	400,000	287,050	—	—	761,717	(4,634)
(Sales, maturities and paydowns)/Fundings	(407,997)	(5,833)	—	(929,013)	—	—	(1,342,843)	703
Amortization of premiums/discounts	—	(1,810)	—	8,583	—	—	6,773	68
Total realized gains (losses) included in earnings	—	—	—	(36,613)	—	—	(36,613)	(406)
Total change in unrealized appreciation (depreciation) included in earnings	(24,806)	(29,386)	(17,032)	27,900	3	—	(43,321)	2,664
Transfers into Level 3	—	—	620,580	—	—	—	620,580	—
Transfers out of Level 3	—	—	—	—	—	—	—	—
Ending Balance	$1,733,007	$871,937	$1,711,225	$654,813	$3	$8	$4,970,993	$(2,004)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2024	$(24,992)	$(29,386)	$(17,032)	$123	$3	$—	$(71,284)	$2,265

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Angel Oak Mortgage Trust 2023-1, 4.75% due 09/26/67	5.75%	01/01/27	—	—
Angel Oak Mortgage Trust 2024-2, 6.25% due 01/25/69	7.25%	01/01/28	—	—
BRAVO Residential Funding Trust 2022-R1, 3.13% due 01/29/70	6.13%	01/30/25	—	—
BRAVO Residential Funding Trust 2024-NQM1, 6.40% due 12/01/63	7.40%	01/01/28	—	—
BRAVO Residential Funding Trust 2023-NQM2, 4.50% due 05/25/62	5.50%	02/01/27	—	—
GCAT Trust 2023-NQM3, 6.89% due 08/25/68	7.89%	09/01/27	—	—
Legacy Mortgage Asset Trust 2021-GS3, 4.75% due 07/25/61	5.75%	05/25/25	—	—
Legacy Mortgage Asset Trust 2021-GS5, 2.25% due 07/25/67	5.25%	11/25/24	6.25%	11/25/25
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26
OBX Trust 2024-NQM5, 6.29% due 12/01/64	7.29%	03/01/28	—	—
OBX Trust 2024-NQM2, 6.18% due 12/25/63	7.18%	01/01/28	—	—
OBX Trust 2024-NQM3, 6.43% due 12/25/63	7.43%	02/01/28	—	—
OBX Trust 2022-NQM9, 6.45% due 09/25/62	7.45%	11/01/26	—	—
OBX Trust 2024-NQM6, 6.85% due 02/25/64	7.85%	04/01/28	—	—
OBX Trust 2024-NQM8, 6.59% due 05/25/64	7.59%	05/01/28	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES E (TOTAL RETURN BOND SERIES)

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
OBX Trust 2024-NQM9, 6.44% due 01/25/64	7.66%	06/01/28	—	—
OSAT Trust 2021-RPL1, 5.12% due 05/25/65	6.12%	06/25/25	—	—
PRPM LLC 2022-1, 3.72% due 02/25/27	6.72%	02/25/25	7.72%	02/25/26
PRPM LLC 2021-5, 4.79% due 06/25/26	5.79%	06/25/25	—	—
RCKT Mortgage Trust 2024-CES4, 6.15% due 06/25/44	7.15%	05/01/28	—	—

Repurchase Agreements

The Fund may engage in repurchase agreements. Repurchase agreements are fixed income securities in the form of agreements backed by collateral. These agreements typically involve the acquisition by the Fund of securities from the selling institution coupled with the agreement that the selling institution will repurchase the underlying securities at a specified price and at a fixed time in the future. The Fund may accept a wide variety of underlying securities as collateral for the repurchase agreements entered into by the Fund. Any such securities serving as collateral are marked-to-market daily in order to maintain full collateralization. Securities purchased under repurchase agreements are reflected as an asset on the Fund’s Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Fund’s Statement of Operations. In the event that the Fund terminates a repurchase agreement prior to the contractually agreed upon repurchase date, the Fund is charged a breakage fee by the counterparty to compensate for the early termination. Such fees are recorded as repurchase agreement breakage fees on the Fund’s Statement of Operations.

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

The use of repurchase agreements involves certain risks. For example, if the selling institution defaults on its obligation to repurchase the underlying securities at a time when the value of securities has declined, the Fund may incur a loss upon disposition of them. In the event of an insolvency or bankruptcy by the selling institution, the Fund’s right to control the collateral could be affected and result in certain costs and delays. In addition, the Fund could incur a loss if the value of the underlying collateral falls below the agreed upon repurchase price.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Inflation Indexed Bonds
5.41%			0.13% - 1.63%
07/01/24	$138,280	$138,342	Due 04/15/25 - 04/15/28	$84,202	$81,597
			U.S. Treasury Notes
			2.88% - 4.63%
			Due 04/30/25 - 12/31/30	34,200	33,840
			U.S. Treasury Strips
			0.00%
			Due 02/15/27 - 05/15/49	22,046	19,645
			U.S. Treasury Bonds
			3.63% -6.88%
			Due 08/15/25 - 05/15/53	6,600	6,026
				147,048	141,108

BofA Securities, Inc.			U.S. Treasury Strips
5.39%			0.00%
Due 07/01/24	138,279	138,341	Due 5/15/29	174,287	141,046

BNP Paribas			U.S. Treasury Strips
5.40%			0.00%
Due 07/01/24	124,451	124,507	Due 8/15/44	321,100	127,019

Bank of Montreal
5.39%
Due 07/01/24	43,995	44,015	U.S. Treasury Note
			2.88%
			Due 5/15/32	49,600	44,944

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
SERIES E (TOTAL RETURN BOND SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Total Return Bond Fund — R6-Class	$6,323,894	$145,436	$—	$—	$(121,979)	$6,347,351	271,603	$146,219

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 37

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $179,643,817)	$168,450,479
Investments in affiliated issuers, at value (cost $7,152,446)	6,347,351
Repurchase agreements, at value (cost $445,005)	445,005
Cash	380,458
Segregated cash with broker	515,470
Unamortized upfront premiums paid on interest rate swap agreements	3,822
Unrealized appreciation on forward foreign currency exchange contracts	680
Prepaid expenses	904
Receivables:
Securities sold	18,546,393
Interest	1,287,641
Fund shares sold	605,540
Dividends	28,211
Variation margin on futures contracts	562
Total assets	196,612,516

Liabilities:
Unfunded loan commitments, at value (Note 8) (commitment fees received $4,270)	2,004
Options written, at value (premiums received $33,697)	28,777
Unamortized upfront premiums received on credit default swap agreements	8,080
Unrealized depreciation on forward foreign currency exchange contracts	157
Payable for:
Securities purchased	35,698,742
Variation margin on interest rate swap agreements	215,354
Due to Investment Adviser	41,129
Management fees	38,284
Distribution and service fees	30,046
Fund shares redeemed	4,985
Fund accounting/administration fees	2,904
Transfer agent/maintenance fees	2,112
Trustees’ fees*	2,020
Protection fees on credit default swap agreements	118
Swap settlement	82
Variation margin on credit default swap agreements	4
Miscellaneous	147,889
Total liabilities	36,222,687
Net assets	$160,389,829

Net assets consist of:
Paid in capital	$180,356,940
Total distributable earnings (loss)	(19,967,111)
Net assets	$160,389,829
Capital shares outstanding	11,119,758
Net asset value per share	$14.42

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers	$8,235
Dividends from securities of affiliated issuers	146,219
Interest (net of foreign withholding tax of $277)	4,178,048
Total investment income	4,332,502

Expenses:
Management fees	294,212
Distribution and service fees	188,598
Transfer agent/maintenance fees	12,608
Interest expense	77,201
Professional fees	34,126
Fund accounting/administration fees	33,398
Trustees’ fees*	8,190
Custodian fees	4,619
Line of credit fees	4,209
Miscellaneous	6,475
Recoupment of previously waived fees	41,129
Total expenses	704,765
Less:
Expenses reimbursed by Adviser	(4,410)
Expenses waived by Adviser	(40,767)
Earnings credits applied	(69)
Total waived/reimbursed expenses	(45,246)
Net expenses	659,519
Net investment income	3,672,983

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(1,150,217)
Swap agreements	(138,601)
Futures contracts	(50,953)
Options purchased	(51,002)
Forward foreign currency exchange contracts	(1,246)
Foreign currency transactions	590
Net realized loss	(1,391,429)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(733,377)
Investments in affiliated issuers	(121,979)
Swap agreements	(985,778)
Futures contracts	(106,889)
Options purchased	30,822
Options written	4,920
Forward foreign currency exchange contracts	6,103
Foreign currency translations	325
Net change in unrealized appreciation (depreciation)	(1,905,853)
Net realized and unrealized loss	(3,297,282)
Net increase in net assets resulting from operations	$375,701

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES E (TOTAL RETURN BOND SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$3,672,983	$6,281,614
Net realized loss on investments	(1,391,429)	(8,779,709)
Net change in unrealized appreciation (depreciation) on investments	(1,905,853)	12,027,856
Net increase in net assets resulting from operations	375,701	9,529,761

Distributions to shareholders	—	(5,275,065)

Capital share transactions:
Proceeds from sale of shares	21,268,860	33,336,930
Distributions reinvested	—	5,275,065
Cost of shares redeemed	(11,537,262)	(27,650,396)
Net increase from capital share transactions	9,731,598	10,961,599
Net increase in net assets	10,107,299	15,216,295

Net assets:
Beginning of period	150,282,530	135,066,235
End of period	$160,389,829	$150,282,530

Capital share activity:
Shares sold	1,486,625	2,359,120
Shares issued from reinvestment of distributions	—	378,412
Shares redeemed	(808,439)	(1,967,697)
Net increase in shares	678,186	769,835

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 39

SERIES E (TOTAL RETURN BOND SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$14.39	$13.97	$17.23	$18.09	$16.13	$15.85
Income (loss) from investment operations:
Net investment income (loss)[b]	.35	.62	.53	.44	.39	.38
Net gain (loss) on investments (realized and unrealized)	(.32)	.33	(3.29)	(.51)	1.88	.34
Total from investment operations	.03	.95	(2.76)	(.07)	2.27	.72
Less distributions from:
Net investment income	—	(.53)	(.46)	(.30)	(.31)	(.44)
Net realized gains	—	—	(.04)	(.49)	—	—
Total distributions	—	(.53)	(.50)	(.79)	(.31)	(.44)
Net asset value, end of period	$14.42	$14.39	$13.97	$17.23	$18.09	$16.13

Total Return[c]	0.21%	6.95%	(16.15%)	(0.43%)	14.21%	4.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$160,390	$150,283	$135,066	$174,203	$177,103	$128,209
Ratios to average net assets:
Net investment income (loss)	4.87%	4.44%	3.54%	2.51%	2.27%	2.33%
Total expenses[d]	0.93%	1.02%	0.90%	0.85%	0.88%	0.94%
Net expenses[e,f,g]	0.87%	0.95%	0.85%	0.78%	0.78%	0.78%
Portfolio turnover rate	41%	91%	51%	84%	123%	54%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.05%	—	—	—	—	—

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.77%	0.76%	0.76%	0.78%	0.77%	0.77%

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Shares	Value
COMMON STOCKS† - 0.4%

Industrial - 0.3%
API Heat Transfer Intermediate*,†††	123	$184,167
BP Holdco LLC*,†††,1	11,609	14,072
Vector Phoenix Holdings, LP*,†††	11,609	245
Total Industrial		198,484

Consumer, Non-cyclical - 0.1%
Endo, Inc.*	1,026	28,985
Endo, Inc.*,††,2	20	552
Total Consumer, Non-cyclical		29,537

Total Common Stocks
(Cost $226,670)		228,021

EXCHANGE-TRADED FUNDS**,† - 2.6%
SPDR Blackstone Senior Loan ETF	35,740	1,493,932
Total Exchange-Traded Funds
(Cost $1,494,953)		1,493,932

MUTUAL FUND† - 2.6%
Guggenheim Floating Rate Strategies Fund — Class R6[1]	61,829	1,503,689
Total Mutual Fund
(Cost $1,516,579)		1,503,689

MONEY MARKET FUND**,† - 2.8%
Federated Hermes U.S. Treasury Cash Reserves Fund — Institutional Shares, 5.17%[3]	1,601,440	1,601,440
Total Money Market Fund
(Cost $1,601,440)		1,601,440

	Face Amount~
SENIOR FLOATING RATE INTERESTS††,◊ - 94.6%
Consumer, Cyclical - 19.5%
Alterra Mountain Co.
8.59% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 08/17/28	300,000	300,501
due 05/31/30	200,000	200,876
Restaurant Brands
7.09% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 09/20/30	502,045	500,243
Dealer Tire LLC
due 06/24/31	500,000	498,750
PetSmart LLC
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28	499,557	497,473
Hanesbrands, Inc.
9.09% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 03/08/30	495,735	496,563
Truck Hero, Inc.
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 01/31/28	498,711	496,323

WIRB - Copernicus Group, Inc.
9.44% (1 Month Term SOFR + 4.11%, Rate Floor: 5.11%) due 01/08/27†††	491,443	493,131
First Brands Group LLC
10.59% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	497,429	493,544
Petco Health And Wellness Company, Inc.
8.85% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/03/28	476,931	438,710
Flutter Financing B.V.
7.58% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 11/18/30	437,800	437,529
Clarios Global, LP
due 05/06/30	400,000	400,500
American Tire Distributors, Inc.
11.84% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/20/28	439,875	317,123
Thevelia US LLC
9.48% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/18/29	245,000	246,455
9.08% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 06/01/29	39,800	39,974
Fertitta Entertainment LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 01/29/29	251,196	251,355
PCI Gaming Authority, Inc.
7.96% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/29/26	250,000	249,375
BCPE Empire Holdings, Inc.
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 12/11/28	248,750	248,626
Belron Finance US LLC
7.68% (3 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 04/13/29	248,125	248,435
Sweetwater Sound
9.71% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 08/07/28	245,134	245,609
Caesars Entertainment, Inc.
8.10% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/06/30	235,085	234,832
Eyemart Express LLC
8.46% (3 Month Term SOFR + 3.11%, Rate Floor: 4.11%) due 08/31/27	245,790	244,254
CCRR Parent, Inc.
9.71% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	286,733	242,470
Entain Holdings (Gibraltar) Ltd.
8.01% (6 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/31/29	232,734	232,942
Rent-A-Center, Inc.
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28	232,422	232,810
Go Daddy Operating Company LLC
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 11/09/29	228,939	229,163

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount~	Value
Ontario Gaming GTA, LP
9.58% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 08/01/30	219,421	$220,209
Eagle Parent Corp.
9.58% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29	219,938	213,458
Grant Thornton Advisors LLC
8.60% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 05/01/31	211,536	212,067
Galaxy US Opco, Inc.
10.08% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 04/30/29	246,250	198,847
Scientific Games Corp.
8.31% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 04/04/29	198,514	198,017
Peer Holding III BV
due 06/21/31	190,000	190,080
BIFM CA Buyer, Inc.
9.59% (1 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 05/31/28	188,316	189,022
Congruex Group LLC
11.23% (3 Month Term SOFR + 5.75%, Rate Floor: 6.50%) due 05/03/29	245,000	187,425
Guardian US HoldCo LLC
8.83% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 01/31/30	160,389	159,186
Apro LLC
due 06/26/31	150,000	149,813
Michaels Stores, Inc.
9.85% (3 Month Term SOFR + 4.51%, Rate Floor: 5.26%) due 04/15/28	158,581	142,068
TMF Sapphire Bidco BV
9.31% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 05/03/28	136,307	136,392
Packers Holdings LLC
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 03/09/28	245,019	132,433
Crash Champions Inc.
10.08% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 02/06/29	130,000	130,488
Bulldog Purchaser, Inc.
due 06/12/31	67,436	67,689
WW International, Inc.
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	94,500	34,965
EG Finco Ltd.
11.07% (6 Month Term SOFR + 5.93%, Rate Floor: 5.93%) due 02/07/28	22,027	21,706
Total Consumer, Cyclical		11,101,431

Industrial - 18.7%
American Builders & Contractors Supply Co., Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/25/31	498,754	499,442
Beacon Roofing Supply, Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/19/28	497,500	498,789
LTI Holdings, Inc.
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 09/08/25	496,715	488,644
American Bath Group LLC
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 11/23/27	490,527	477,818
Arcline FM Holdings LLC
10.35% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 06/23/28	471,663	472,030
Hunter Douglas, Inc.
8.84% (3 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 02/26/29	442,125	437,863
Park River Holdings, Inc.
8.81% (3 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 12/28/27	438,686	428,206
LBM Acquisition LLC
9.18% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 05/29/31	416,015	408,618
FCG Acquisitions, Inc
9.35% (3 Month Term SOFR + 4.01%, Rate Floor: 4.51%) due 04/03/28	338,886	338,629
Aegion Corp.
9.59% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/17/28	299,245	300,101
Michael Baker International LLC
10.09% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 12/01/28†††	283,287	283,641
Fugue Finance LLC
9.35% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 01/31/28	276,505	278,233
TricorBraun Holdings, Inc.
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 03/03/28	268,363	267,665
Quikrete Holdings, Inc.
7.84% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/14/31	141,313	141,533
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 03/19/29	108,063	108,063
Core & Main LP
7.59% (3 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 02/05/31	249,375	249,532
GYP Holdings III Corp.
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 05/13/30	248,752	249,219
Barnes Group, Inc.
7.84% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 08/31/30	248,454	248,764
EMRLD Borrower, LP
7.84% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 05/31/30	248,750	248,491
Service Logic Acquisition, Inc.
9.59% (3 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 10/29/27	247,449	248,068

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount~	Value
Harsco Corporation
7.71% (1 Month Term SOFR + 2.25%, Rate Floor: 2.75%) due 03/10/28	246,193	$245,526
United Airlines Inc.
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/24/31	240,000	240,214
USIC Holding, Inc.
9.08% ((1 Month Term SOFR + 3.50%) and (3 Month Term SOFR + 3.50%), Rate Floor: 4.25%) due 05/12/28	245,227	236,593
Installed Building Products, Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 03/21/31	229,425	230,643
DXP Enterprises, Inc.
10.16% (6 Month Term SOFR + 4.75%, Rate Floor: 5.75%) due 10/05/30	223,313	224,429
Pelican Products, Inc.
9.85% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	241,645	222,141
Ravago Holdings America, Inc.
10.00% (Commercial Prime Lending Rate + 1.50%, Rate Floor: 2.50%) due 03/06/28	215,371	215,011
TransDigm, Inc.
7.84% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 02/28/31	196,258	196,651
DG Investment Intermediate Holdings 2, Inc.
9.21% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/31/28	194,006	193,279
Protective Industrial Products, Inc.
9.46% (1 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 12/29/27	162,733	161,716
APi Group DE, Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 01/03/29	160,000	159,814
Genesee & Wyoming, Inc.
7.33% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/05/31	155,000	154,786
Berlin Packaging LLC
9.14% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 05/09/31	152,006	152,300
Foundation Building Materials Holding Company LLC
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/29/31	150,000	149,125
Spring Education Group, Inc.
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/04/30	145,341	145,855
API Heat Transfer
13.61% (3 Month Term SOFR + 8.00%, Rate Floor: 11.00%) due 11/10/27†††	80,863	80,863
10.61% (3 Month Term SOFR + 5.00%, Rate Floor: 8.00%) due 11/10/27†††	46,920	46,920
STS Operating, Inc.
9.44% (3 Month Term SOFR + 4.10%, Rate Floor: 4.10%) due 03/15/31	117,000	117,183
Artera Services LLC
9.83% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/06/31	114,713	115,122
ASP Dream Acquisiton Co. LLC
9.69% (1 Month Term SOFR + 4.35%, Rate Floor: 5.10%) due 12/15/28	100,882	100,882
XPO, Inc.
7.33% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 02/03/31	100,000	100,188
Air Canada
7.85% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 03/21/31	100,000	100,031
CPM Holdings, Inc.
9.83% (1 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 09/22/28	99,877	99,024
Mileage Plus Holdings LLC
10.74% (3 Month Term SOFR + 5.25%, Rate Floor: 6.25%) due 06/21/27	90,300	92,055
GFL Environmental, Inc.
due 06/27/31	70,000	70,000
MI Windows And Doors LLC
8.84% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 03/20/31	50,000	50,260
Bleriot US Bidco LLC
due 10/31/28	45,000	45,180
Total Industrial		10,619,140

Consumer, Non-cyclical - 17.4%
Summit Behavioral Healthcare LLC
9.60% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 11/24/28	497,462	499,118
Triton Water Holdings, Inc.
8.85% (3 Month Term SOFR + 3.51%, Rate Floor: 4.01%) due 03/31/28	487,234	487,234
VC GB Holdings I Corp.
8.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 07/21/28	487,500	485,443
Topgolf Callaway Brands Corp.
8.34% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/15/30	474,940	475,790
Bombardier Recreational Products, Inc.
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 01/22/31	469,755	469,389
Grifols Worldwide Operations USA, Inc.
7.44% (1 Month Term SOFR + 2.00%, Rate Floor: 3.00%) due 11/15/27	461,849	453,692
Dermatology Intermediate Holdings III, Inc.
9.58% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 04/02/29	457,441	442,478
National Mentor Holdings, Inc.
9.19% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 4.50%) due 03/02/28	418,805	394,514
9.18% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 03/02/28	17,906	16,868

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount~	Value
Froneri US, Inc.
7.69% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/29/27	390,916	$390,505
Medline Borrower LP
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/23/28	389,974	390,497
CHG PPC Parent LLC
8.46% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 12/08/28	377,962	378,200
Medical Solutions Parent Holdings, Inc.
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 11/01/28	489,162	367,219
Cambrex Corp.
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 12/04/26	299,236	294,562
Nomad Foods Limited
7.81% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 11/08/29	264,991	264,991
PlayCore
9.84% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/14/30	250,000	251,355
Southern Veterinary Partners LLC
9.09% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/05/27	250,558	250,716
Aramark Services, Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 06/24/30	247,500	247,624
Heritage Grocers Group LLC
12.18% (3 Month Term SOFR + 6.75%, Rate Floor: 7.50%) due 08/01/29	246,859	246,654
HAH Group Holding Co. LLC
10.45% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 10/29/27	244,938	245,244
Midwest Veterinary Partners LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 04/28/28	243,750	243,628
Kronos Acquisition Holdings, Inc.
9.35% (3 Month Term SOFR + 4.01%, Rate Floor: 4.51%) due 12/22/26	243,348	242,923
Resonetics LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31	227,376	227,660
Weber-Stephen Products LLC
8.71% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 10/29/27	243,819	226,006
DaVita, Inc.
7.21% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 04/12/31	225,118	224,922
Outcomes Group Holdings, Inc.
9.59% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/01/31	220,152	220,598
TGP Holdings LLC
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	191,325	180,955
Chefs’ Warehouse, Inc.
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 08/23/29	177,833	177,945
Energizer Holdings, Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/22/27	173,857	173,967
Osmosis Holdings Australia II Pty Ltd.
9.33% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 07/30/28	173,034	173,240
Surgery Center Holdings, Inc.
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 12/19/30	170,000	170,255
Hayward Industries, Inc.
8.21% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 05/30/28	132,294	132,067
Del Monte Foods, Inc.
9.74% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 05/16/29	160,444	122,428
Endo Finance Holdings, Inc.
9.83% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 04/23/31	120,000	119,776
Pacific Dental Services LLC
8.58% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 03/07/31	110,000	110,069
Concentra Health Services, Inc.
due 06/26/31	85,000	85,213
Midwest Physician Administrative Services
due 03/12/28	40,165	34,981
Total Consumer, Non-cyclical		9,918,726

Technology - 11.1%
Planview Parent, Inc.
9.08% (3 Month Term SOFR + 4.26%, Rate Floor: 5.01%) due 12/17/27	502,360	501,104
DCert Buyer, Inc.
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/16/26	498,698	485,502
Conair Holdings LLC
9.21% (1 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 05/17/28	471,420	468,417
Athenahealth Group, Inc.
8.59% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 02/15/29	436,828	434,919
Waystar Technologies, Inc.
due 10/22/29	400,769	400,769
Polaris Newco LLC
9.59% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 06/02/28	317,068	316,760
Peraton Corp.
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/01/28	284,053	283,934
Xerox Corp.
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/19/29	274,004	273,404
CoreLogic, Inc.
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 06/02/28	268,408	263,997
Boxer Parent Co., Inc.
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/29/28	248,750	248,971

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount~	Value
Ascend Learning LLC
8.94% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/11/28	243,750	$243,401
Cloud Software Group, Inc.
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 03/30/29	242,853	42,489
Wrench Group LLC
9.60% (3 Month Term SOFR + 4.00%, Rate Floor: 5.00%) due 10/30/28	224,438	224,438
Sabre GLBL, Inc.
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 12/17/27	144,680	129,643
10.44% (1 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 06/30/28	87,599	79,880
Atlas CC Acquisition Corp.
9.86% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28	285,833	207,864
Gen Digital, Inc.
7.33% (3 Month Term SOFR + 1.75%, Rate Floor: 2.25%) due 09/12/29†††	189,839	189,543
Iron Mountain Information Management Services, Inc.
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 01/31/31	189,050	188,025
Instructure Holdings, Inc.
8.35% (3 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 10/30/28	175,065	174,773
Blackhawk Network Holdings, Inc.
10.34% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 02/23/29	145,000	145,273
Modena Buyer LLC
due 04/17/31	147,465	143,733
DS Admiral Bidco LLC
due 06/05/31	130,000	128,700
SS&C Technologies, Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/09/31	121,193	121,329
Waystar Technologies Inc.
9.35% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/22/29	99,231	99,231
Epicor Software
8.59% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 05/22/31	95,601	95,947
isolved, Inc.
8.84% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 10/15/30	85,286	85,366
Dye & Durham Corp.
9.68% (3 Month Term SOFR + 4.35%, Rate Floor: 5.35%) due 04/04/31	85,000	85,213
VS Buyer LLC
8.58% (1 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 04/04/31	75,000	75,094
Total Technology		6,337,719

Communications - 10.1%
WMG Acquisition Corp.
due 01/24/31	500,000	500,235
McGraw Hill LLC
10.20% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 07/28/28	499,151	499,704
UPC Broadband Holding BV
8.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 01/31/29	500,000	496,735
Playtika Holding Corp.
8.21% (1 Month Term SOFR + 2.75%, Rate Floor: 3.75%) due 03/13/28	487,210	486,908
Virgin Media Bristol LLC
7.94% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 01/31/28	500,406	477,772
CSC Holdings LLC
9.83% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 01/18/28	483,941	464,240
Ziggo Financing Partnership
7.94% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/28/28	400,000	386,224
Telenet Financing USD LLC
7.44% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/28/28	400,000	379,916
Level 3 Financing, Inc.
11.90% (1 Month Term SOFR + 6.56%, Rate Floor: 6.56%) due 04/15/30	194,447	189,100
11.90% (1 Month Term SOFR + 6.56%, Rate Floor: 6.56%) due 04/16/29	193,031	188,718
Zayo Group Holdings, Inc.
8.46% (1 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 03/09/27	401,527	348,493
Altice France SA
10.83% (3 Month Term SOFR + 5.50%, Rate Floor: 5.50%) due 08/15/28	465,495	340,589
LCPR Loan Financing LLC
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 10/16/28	286,866	276,037
Cengage Learning, Inc.
9.54% (6 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 03/24/31	235,000	235,442
Charter Communications Operating LLC
7.30% (3 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/09/30	189,050	186,734
Simon & Schuster
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 10/30/30	129,276	129,276
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
9.60% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 10/18/28	85,111	85,165
Xplornet Communications, Inc.
9.57% (3 Month Term SOFR + 4.26%, Rate Floor: 4.76%) due 10/02/28	292,500	44,282
Total Communications		5,715,570

Financial - 9.4%
USI, Inc.
8.08% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 09/27/30	298,500	298,375

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount~		Value
8.33% (3 Month Term SOFR + 3.00%, Rate Floor: 3.00%) due 11/22/29		206,807	$206,679
Citadel Securities, LP
7.59% (1 Month Term SOFR + 2.25%, Rate Floor: 2.25%) due 07/29/30		355,551	356,440
Cobham Ultra SeniorCo SARL
9.01% (6 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 08/06/29		323,500	313,148
Trans Union LLC
7.09% (1 Month Term SOFR + 1.75%, Rate Floor: 1.75%) due 06/05/31		300,000	299,175
Jane Street Group LLC
7.96% (3 Month Term SOFR + 2.61%, Rate Floor: 2.61%) due 01/26/28		274,725	274,348
AmWINS Group, Inc.
7.71% (1 Month Term SOFR + 2.25%, Rate Floor: 3.00%) due 02/22/28		250,049	249,719
Focus Financial Partners, LLC
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 06/30/28		245,641	245,240
Asurion LLC
9.69% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 08/20/28		241,938	239,854
HarbourVest Partners, LP
7.83% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 04/19/30†††		238,537	238,537
Aretec Group, Inc.
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/09/30		237,605	238,348
Worldpay
due 01/31/31		235,000	234,967
Ardonagh Group Finco Pty Ltd.
due 02/27/31		231,314	230,157
Nexus Buyer LLC
9.84% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 12/13/28		220,000	219,945
Capstone Borrower, Inc.
8.58% (3 Month Term SOFR + 3.25%, Rate Floor: 3.25%) due 06/17/30		217,186	217,549
Apex Group Treasury LLC
10.32% (3 Month Term SOFR + 5.00%, Rate Floor: 5.50%) due 07/27/28†††		197,000	197,492
Virtu Financial
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 06/23/31		175,000	174,563
Zodiac Pool Solutions LLC
7.37% (1 Month Term SOFR + 1.93%, Rate Floor: 2.43%) due 01/29/29		163,188	162,780
Assetmark Financial Holdings, Inc.
due 06/03/31		155,000	155,000
Franchise Group, Inc.
10.36% (6 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26		199,776	150,331
Tegra118 Wealth Solutions, Inc.
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 02/18/27		149,611	142,973
Eisner Advisory Group
9.34% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/22/31		139,300	140,402
Alter Domus
due 05/13/31		101,494	101,812
GIP Pilot Acquisition Partners, LP
7.83% (1 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 10/04/30		101,176	101,176
Osaic Holdings, Inc.
9.34% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 08/17/28		94,763	95,012
CPI Holdco B LLC
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 05/10/31		90,000	89,860
Total Financial			5,373,882

Basic Materials - 4.5%
Arsenal AIC Parent LLC
9.10% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 08/19/30		525,994	528,493
Illuminate Buyer LLC
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/31/29		452,936	454,390
CTEC III GmbH
7.29% (3 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 03/16/29	EUR	400,000	424,794
LSF11 A5 HoldCo LLC
8.96% (3 Month Term SOFR + 4.35%, Rate Floor: 4.85%) due 10/15/28†††		358,968	359,716
HB Fuller Co.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.50%) due 02/15/30		299,250	299,065
Platform Specialty Products
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 12/18/30		147,231	147,369
Vantage Specialty Chemicals, Inc.
10.08% (3 Month Term SOFR + 4.75%, Rate Floor: 5.25%) due 10/26/26		103,688	102,230
W.R. Grace Holdings LLC
8.59% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 09/22/28		97,500	97,796
Nouryon USA LLC
8.83% (3 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 04/03/28		90,213	90,348
INEOS Ltd.
8.21% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 01/29/26		26,846	26,804
Total Basic Materials			2,531,005

Energy - 2.1%
UGI Energy Services LLC
7.94% (1 Month Term SOFR + 2.60%, Rate Floor: 3.10%) due 02/22/30		245,995	246,129
AL GCX Holdings LLC
8.58% (1 Month Term SOFR + 3.25%, Rate Floor: 3.75%) due 05/17/29		242,436	241,830

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES F (FLOATING RATE STRATEGIES SERIES)

	Face Amount~	Value
BANGL LLC
9.80% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 02/01/29	230,660	$232,102
Par Petroleum LLC
9.05% (3 Month Term SOFR + 3.75%, Rate Floor: 4.25%) due 02/28/30	148,500	148,840
ITT Holdings LLC
8.44% (1 Month Term SOFR + 3.00%, Rate Floor: 3.50%) due 10/11/30	114,139	114,174
WhiteWater DBR HoldCo LLC
8.08% (3 Month Term SOFR + 2.75%, Rate Floor: 2.75%) due 02/16/31	110,000	110,069
Bip PipeCo Holdings LLC
7.81% (3 Month Term SOFR + 2.50%, Rate Floor: 2.50%) due 12/06/30	100,000	100,094
TransMontaigne Operating Company, LP
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 11/17/28	264	264
Total Energy		1,193,502

Utilities - 1.8%
Calpine Construction Finance Company, LP
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 07/31/30	497,500	495,689
NRG Energy, Inc.
7.34% (1 Month Term SOFR + 2.00%, Rate Floor: 2.00%) due 04/16/31	270,640	270,504
TerraForm Power Operating LLC
7.93% (3 Month Term SOFR + 2.50%, Rate Floor: 3.00%) due 05/21/29	226,700	227,197
UGI Energy Services LLC
due 02/22/30	35,000	35,019
Total Utilities		1,028,409

Total Senior Floating Rate Interests
(Cost $54,900,443)		53,819,384

CORPORATE BONDS†† - 0.4%
Communications - 0.3%
Level 3 Financing, Inc.
11.00% due 11/15/29[4]	134,610	137,747

Industrial - 0.1%
GrafTech Global Enterprises, Inc.
9.88% due 12/15/28[4]	90,000	66,336
Total Corporate Bonds
(Cost $216,476)		204,083

Total Investments - 103.5%
(Cost $59,956,561)		$58,850,549
Other Assets & Liabilities, net - (3.5)%		(1,974,430)
Total Net Assets - 100.0%		$56,876,119

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation
Barclays Bank plc	EUR	Sell	403,000	433,568 USD	07/16/24	$1,471

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $552 (cost $255), or 0.0% of total net assets — See Note 9.

[3]	Rate indicated is the 7-day yield as of June 30, 2024.
[4]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $204,083 (cost $216,476), or 0.4% of total net assets.

EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES F (FLOATING RATE STRATEGIES SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$28,985	$552	$198,484	$228,021
Exchange-Traded Funds	1,493,932	—	—	1,493,932
Mutual Fund	1,503,689	—	—	1,503,689
Money Market Fund	1,601,440	—	—	1,601,440
Senior Floating Rate Interests	—	51,929,541	1,889,843	53,819,384
Corporate Bonds	—	204,083	—	204,083
Forward Foreign Currency Exchange Contracts**	—	1,471	—	1,471
Total Assets	$4,628,046	$52,135,647	$2,088,327	$58,852,020

**	This derivative is reported as unrealized appreciation/depreciation at period end.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at June 30, 2024	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Common Stocks	$198,484	Enterprise Value	Valuation Multiple	2.9x-9.3x	4.9x
Senior Floating Rate Interests	1,042,390	Third Party Pricing	Vendor Price	—	—
Senior Floating Rate Interests	719,670	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	127,783	Model Price	Purchase Price	—	—
Total Assets	$2,088,327

*	Inputs are weighted by the fair value of the instruments.

Significant changes in a quote or valuation multiple would generally result in significant changes in the fair value of the security. Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Transfers between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended June 30, 2024, the Fund had securities with a total value of $1,042,390 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $1,150,617 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
SERIES F (FLOATING RATE STRATEGIES SERIES)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2024:

	Assets			Liabilities
	Senior Floating Rate Interests	Common Stocks	Total Assets	Unfunded Loan Commitments
Beginning Balance	$2,007,344	$186,293	$2,193,637	$—
Purchases/(Receipts)	124,540	—	124,540	—
(Sales, maturities and paydowns)/Fundings	(88,277)	—	(88,277)	—
Amortization of premiums/discounts	1,893	—	1,893	—
Total realized gains (losses) included in earnings	(14)	—	(14)	—
Total change in unrealized appreciation (depreciation) included in earnings	(47,416)	12,191	(35,225)	—
Transfers into Level 3	1,042,390	—	1,042,390	—
Transfers out of Level 3	(1,150,617)	—	(1,150,617)	—
Ending Balance	$1,889,843	$198,484	$2,088,327	$—
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at June 30, 2024	$(2,127)	$12,191	$10,064	$—

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Common Stocks
BP Holdco LLC *	$14,072	$—	$—	$—	$—	$14,072	11,609	$—
Mutual Funds
Guggenheim Floating Rate Strategies Fund — Class R6	—	1,516,579	—	—	(12,890)	1,503,689	61,829	16,579
	$14,072	$1,516,579	$—	$—	$(12,890)	$1,517,761		$16,579

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 49

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $58,435,883)	$57,332,788
Investments in affiliated issuers, at value (cost $1,520,678)	1,517,761
Cash	198,595
Unrealized appreciation on forward foreign currency exchange contracts	1,471
Prepaid expenses	1,110
Receivables:
Securities sold	2,979,980
Interest	247,362
Dividends	9,585
Total assets	62,288,652

Liabilities:
Payable for:
Securities purchased	4,121,419
Fund shares redeemed	1,210,934
Management fees	26,666
Distribution and service fees	11,266
Transfer agent/maintenance fees	1,909
Trustees’ fees*	1,508
Fund accounting/administration fees	1,063
Miscellaneous	37,768
Total liabilities	5,412,533
Net assets	$56,876,119

Net assets consist of:
Paid in capital	$55,947,045
Total distributable earnings (loss)	929,074
Net assets	$56,876,119
Capital shares outstanding	2,176,972
Net asset value per share	$26.13

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers	$62,330
Dividends from securities of affiliated issuers	16,579
Interest	2,666,773
Total investment income	2,745,682

Expenses:
Management fees	190,446
Distribution and service fees	73,248
Transfer agent/maintenance fees	12,440
Professional fees	34,885
Fund accounting/administration fees	15,718
Custodian fees	11,536
Trustees’ fees*	7,072
Line of credit fees	5,310
Miscellaneous	8,019
Total expenses	358,674
Less:
Expenses waived by Adviser	(23,688)
Earnings credits applied	(1,415)
Total waived/reimbursed expenses	(25,103)
Net expenses	333,571
Net investment income	2,412,111

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(315,058)
Forward foreign currency exchange contracts	5,434
Foreign currency transactions	(313)
Net realized loss	(309,937)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(292,544)
Investments in affiliated issuers	(12,890)
Forward foreign currency exchange contracts	11,759
Foreign currency translations	(477)
Net change in unrealized appreciation (depreciation)	(294,152)
Net realized and unrealized loss	(604,089)
Net increase in net assets resulting from operations	$1,808,022

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES F (FLOATING RATE STRATEGIES SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,412,111	$4,458,367
Net realized loss on investments	(309,937)	(323,367)
Net change in unrealized appreciation (depreciation) on investments	(294,152)	1,575,433
Net increase in net assets resulting from operations	1,808,022	5,710,433

Distributions to shareholders	—	(1,925,766)

Capital share transactions:
Proceeds from sale of shares	9,439,458	50,185,730
Distributions reinvested	—	1,925,766
Cost of shares redeemed	(13,541,174)	(45,065,168)
Net increase (decrease) from capital share transactions	(4,101,716)	7,046,328
Net increase (decrease) in net assets	(2,293,694)	10,830,995

Net assets:
Beginning of period	59,169,813	48,338,818
End of period	$56,876,119	$59,169,813

Capital share activity:
Shares sold	365,535	2,041,325
Shares issued from reinvestment of distributions	—	79,184
Shares redeemed	(523,976)	(1,832,480)
Net increase (decrease) in shares	(158,441)	288,029

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 51

SERIES F (FLOATING RATE STRATEGIES SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$25.34	$23.61	$24.40	$24.41	$25.96	$25.30
Income (loss) from investment operations:
Net investment income (loss)[b]	1.06	1.99	.95	.58	.68	1.06
Net gain (loss) on investments (realized and unrealized)	(.27)	.61	(1.18)	.02	(.74)	.85
Total from investment operations	.79	2.60	(.23)	.60	(.06)	1.91
Less distributions from:
Net investment income	—	(.87)	(.56)	(.61)	(1.49)	(1.25)
Total distributions	—	(.87)	(.56)	(.61)	(1.49)	(1.25)
Net asset value, end of period	$26.13	$25.34	$23.61	$24.40	$24.41	$25.96

Total Return[c]	3.12%	11.12%	(0.85%)	2.50%	0.01%	7.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$56,876	$59,170	$48,339	$50,768	$41,004	$46,047
Ratios to average net assets:
Net investment income (loss)	8.23%	8.10%	4.01%	2.36%	2.81%	4.10%
Total expenses	1.22%	1.25%	1.27%	1.34%	1.47%	1.38%
Net expenses[d,e]	1.14%	1.16%	1.16%	1.17%	1.23%	1.21%
Portfolio turnover rate	31%	66%	68%	56%	60%	28%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
1.13%	1.13%	1.14%	1.14%	1.15%	1.15%

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Shares	Value
COMMON STOCKS† - 23.2%

Industrial - 6.9%
Owens Corning	4,884	$848,448
Lennox International, Inc.	1,401	749,507
Applied Industrial Technologies, Inc.	3,255	631,470
UFP Industries, Inc.	5,336	597,632
Lincoln Electric Holdings, Inc.	3,125	589,500
Carlisle Companies, Inc.	1,445	585,529
Advanced Drainage Systems, Inc.	3,633	582,697
Vontier Corp.	14,729	562,648
Acuity Brands, Inc.	2,060	497,367
Terex Corp.	8,261	453,033
Timken Co.	5,516	441,997
Mueller Industries, Inc.	7,105	404,559
Allegion plc	3,407	402,537
Masco Corp.	5,973	398,220
Snap-on, Inc.	1,405	367,253
Boise Cascade Co.	3,049	363,502
Simpson Manufacturing Company, Inc.	2,028	341,779
Builders FirstSource, Inc.*	2,449	338,966
Donaldson Company, Inc.	4,672	334,328
Fortune Brands Innovations, Inc.	3,709	240,862
Mettler-Toledo International, Inc.*	172	240,386
Watts Water Technologies, Inc. — Class A	1,123	205,924
Illinois Tool Works, Inc.	728	172,507
Armstrong World Industries, Inc.	1,420	160,801
AAON, Inc.	1,638	142,899
Universal Display Corp.	669	140,657
EMCOR Group, Inc.	339	123,762
A O Smith Corp.	1,472	120,380
Garmin Ltd.	733	119,420
Esab Corp.	1,255	118,510
Chart Industries, Inc.*	819	118,214
Comfort Systems USA, Inc.	387	117,694
Jabil, Inc.	1,053	114,556
TopBuild Corp.*	295	113,655
Crown Holdings, Inc.	1,466	109,056
Trex Company, Inc.*	1,448	107,326
NEXTracker, Inc. — Class A*	1,497	70,179
Total Industrial		12,027,760

Consumer, Cyclical - 5.5%
Toll Brothers, Inc.	6,008	692,001
Wingstop, Inc.	1,354	572,282
Core & Main, Inc. — Class A*	11,460	560,853
KB Home	6,877	482,628
Travel + Leisure Co.	9,782	439,995
MSC Industrial Direct Company, Inc. — Class A	5,419	429,781
Murphy USA, Inc.	873	409,839
Williams-Sonoma, Inc.	1,451	409,719
Domino’s Pizza, Inc.	774	399,639
Light & Wonder, Inc. — Class A*	3,808	399,383
PulteGroup, Inc.	3,538	389,534
Lennar Corp. — Class A	2,546	381,569
PACCAR, Inc.	3,678	378,613
Meritage Homes Corp.	2,304	372,902
Yum! Brands, Inc.	2,183	289,160
Skechers USA, Inc. — Class A*	3,863	267,011
Tempur Sealy International, Inc.	5,098	241,339
Crocs, Inc.*	1,648	240,509
Watsco, Inc.	436	201,973
Visteon Corp.*	1,878	200,383
Autoliv, Inc.	1,836	196,434
Mattel, Inc.*	9,778	158,990
Dick’s Sporting Goods, Inc.	621	133,422
AutoZone, Inc.*	43	127,456
Boyd Gaming Corp.	2,253	124,140
Royal Caribbean Cruises Ltd.*	772	123,080
Las Vegas Sands Corp.	2,771	122,617
WW Grainger, Inc.	135	121,802
Gentex Corp.	3,492	117,715
DR Horton, Inc.	833	117,395
Wynn Resorts Ltd.	1,296	115,992
Brunswick Corp.	1,551	112,866
YETI Holdings, Inc.*	2,806	107,049
Casey’s General Stores, Inc.	274	104,547
Total Consumer, Cyclical		9,542,618

Technology - 3.5%
Pure Storage, Inc. — Class A*	11,823	759,155
Dropbox, Inc. — Class A*	26,265	590,180
Qualys, Inc.*	4,076	581,237
Cirrus Logic, Inc.*	4,343	554,427
NetApp, Inc.	3,296	424,525
KLA Corp.	497	409,781
NXP Semiconductor N.V.	1,473	396,370
Teradata Corp.*	9,531	329,391
CommVault Systems, Inc.*	1,658	201,563
Appfolio, Inc. — Class A*	758	185,384
Fair Isaac Corp.*	123	183,105
Duolingo, Inc.*	692	144,400
Autodesk, Inc.*	557	137,830
Monolithic Power Systems, Inc.	164	134,756
Manhattan Associates, Inc.*	545	134,441
MACOM Technology Solutions Holdings, Inc.*	1,199	133,653
Rambus, Inc.*	2,157	126,745
Onto Innovation, Inc.*	554	121,636
IPG Photonics Corp.*	1,408	118,821
Microchip Technology, Inc.	1,276	116,754
ON Semiconductor Corp.*	1,658	113,656
Lattice Semiconductor Corp.*	1,909	110,703
Total Technology		6,008,513

Consumer, Non-cyclical - 2.8%
Neurocrine Biosciences, Inc.*	5,840	803,993
United Therapeutics Corp.*	2,037	648,886
H&R Block, Inc.	11,848	642,517
Halozyme Therapeutics, Inc.*	9,580	501,609
Jazz Pharmaceuticals plc*	4,484	478,577
United Rentals, Inc.	629	406,793
Molina Healthcare, Inc.*	792	235,461

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES J (STYLEPLUS—MID GROWTH SERIES)

	Shares	Value
Exelixis, Inc.*	7,831	$175,963
Coca-Cola Consolidated, Inc.	135	146,475
elf Beauty, Inc.*	652	137,389
Lantheus Holdings, Inc.*	1,665	133,683
Celsius Holdings, Inc.*	2,083	118,919
WEX, Inc.*	664	117,621
Sarepta Therapeutics, Inc.*	739	116,762
DaVita, Inc.*	838	116,122
BioMarin Pharmaceutical, Inc.*	967	79,613
Total Consumer, Non-cyclical		4,860,383

Energy - 1.6%
Marathon Petroleum Corp.	2,298	398,657
Chord Energy Corp.	1,937	324,796
CNX Resources Corp.*	10,969	266,547
Permian Resources Corp.	15,907	256,898
Antero Midstream Corp.	16,915	249,327
Targa Resources Corp.	1,933	248,932
SM Energy Co.	4,729	204,434
Civitas Resources, Inc.	2,895	199,755
Ovintiv, Inc.	3,987	186,871
Weatherford International plc*	1,082	132,491
Matador Resources Co.	2,073	123,551
Texas Pacific Land Corp.	109	80,035
Total Energy		2,672,294

Financial - 1.4%
Interactive Brokers Group, Inc. — Class A	4,297	526,812
MGIC Investment Corp.	21,797	469,746
International Bancshares Corp.	6,394	365,801
RenaissanceRe Holdings Ltd.	1,419	317,160
East West Bancorp, Inc.	2,281	167,038
Kinsale Capital Group, Inc.	399	153,727
Evercore, Inc. — Class A	609	126,934
Cullen/Frost Bankers, Inc.	1,207	122,667
Carlyle Group, Inc.	3,048	122,377
Erie Indemnity Co. — Class A	335	121,404
Total Financial		2,493,666

Communications - 0.8%
Ciena Corp.*	7,619	367,083
GoDaddy, Inc. — Class A*	2,592	362,128
Motorola Solutions, Inc.	927	357,868
Arista Networks, Inc.*	403	141,244
VeriSign, Inc.*	668	118,771
Etsy, Inc.*	1,855	109,408
Total Communications		1,456,502

Basic Materials - 0.7%
NewMarket Corp.	943	486,183
Cabot Corp.	4,873	447,780
CF Industries Holdings, Inc.	2,278	168,845
Reliance, Inc.	414	118,238
Total Basic Materials		1,221,046

Total Common Stocks
(Cost $37,197,503)		40,282,782

MUTUAL FUNDS† - 75.2%
Guggenheim Variable Insurance Strategy Fund III[1]	1,883,504	46,541,391
Guggenheim Strategy Fund III[1]	1,856,609	45,913,942
Guggenheim Strategy Fund II1	1,419,479	34,990,163
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	303,690	3,018,677
Total Mutual Funds
(Cost $130,419,560)		130,464,173

MONEY MARKET FUND***,† - 1.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[2]	2,810,097	2,810,097
Total Money Market Fund
(Cost $2,810,097)		2,810,097

Total Investments - 100.0%
(Cost $170,427,160)		$173,557,052
Other Assets & Liabilities, net - 0.0%		(69,656)
Total Net Assets - 100.0%		$173,487,396

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
S&P MidCap 400 Index Mini Futures Contracts	5	Sep 2024	$1,479,550	$434
S&P 500 Index Mini Futures Contracts	5	Sep 2024	1,380,875	(5,963)
NASDAQ-100 Index Mini Futures Contracts	5	Sep 2024	1,993,250	(26,463)
			$4,853,675	$(31,992)

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES J (STYLEPLUS—MID GROWTH SERIES)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell MidCap Growth Index	Pay	6.05% (Federal Funds Rate + 0.72%)	At Maturity	09/30/24	24,467	$133,638,876	$—

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2024.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$40,282,782	$—		$—	$40,282,782
Mutual Funds	130,464,173	—		—	130,464,173
Money Market Fund	2,810,097	—		—	2,810,097
Equity Futures Contracts**	434	—		—	434
Equity Index Swap Agreements**	—	—	*	—	—
Total Assets	$173,557,486	$—		$—	$173,557,486

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$32,426	$—	$—	$32,426

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
SERIES J (STYLEPLUS—MID GROWTH SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$40,526,245	$1,068,042	$(6,821,240)	$116,399	$100,717	$34,990,163	1,419,479	$1,075,750
Guggenheim Strategy Fund III	46,148,406	1,227,817	(1,795,800)	(29,918)	363,437	45,913,942	1,856,609	1,235,820
Guggenheim Ultra Short Duration Fund — Institutional Class	2,915,383	76,398	—	—	26,896	3,018,677	303,690	76,920
Guggenheim Variable Insurance Strategy Fund III	40,139,678	6,091,756	—	—	309,957	46,541,391	1,883,504	1,174,477
	$129,729,712	$8,464,013	$(8,617,040)	$86,481	$801,007	$130,464,173		$3,562,967

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES J (STYLEPLUS—MID GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $40,007,600)	$43,092,879
Investments in affiliated issuers, at value (cost $130,419,560)	130,464,173
Segregated cash with broker	5,690,000
Prepaid expenses	590
Receivables:
Dividends	569,183
Interest	11,217
Fund shares sold	4,531
Total assets	179,832,573

Liabilities:
Overdraft due to custodian bank	6,198
Payable for:
Swap settlement	5,566,194
Securities purchased	554,421
Management fees	71,880
Fund shares redeemed	60,903
Distribution and service fees	33,198
Variation margin on futures contracts	14,125
Transfer agent/maintenance fees	1,934
Fund accounting/administration fees	1,446
Trustees’ fees*	419
Miscellaneous	34,459
Total liabilities	6,345,177
Net assets	$173,487,396

Net assets consist of:
Paid in capital	$173,539,639
Total distributable earnings (loss)	(52,243)
Net assets	$173,487,396
Capital shares outstanding	3,511,478
Net asset value per share	$49.41

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $466)	$210,746
Dividends from securities of affiliated issuers	3,562,967
Interest	135,261
Total investment income	3,908,974

Expenses:
Management fees	654,547
Distribution and service fees	218,183
Transfer agent/maintenance fees	12,444
Interest expense	277,993
Fund accounting/administration fees	37,932
Professional fees	19,491
Custodian fees	9,787
Trustees’ fees*	7,826
Line of credit fees	1,963
Miscellaneous	8,625
Total expenses	1,248,791
Less:
Expenses reimbursed by Adviser	(1,703)
Expenses waived by Adviser	(174,609)
Earnings credits applied	(2,157)
Total waived/reimbursed expenses	(178,469)
Net expenses	1,070,322
Net investment income	2,838,652

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	5,479,380
Investments in affiliated issuers	86,481
Swap agreements	21,717,640
Futures contracts	468,000
Net realized gain	27,751,501
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(955,352)
Investments in affiliated issuers	801,007
Swap agreements	(17,377,099)
Futures contracts	(252,771)
Net change in unrealized appreciation (depreciation)	(17,784,215)
Net realized and unrealized gain	9,967,286
Net increase in net assets resulting from operations	$12,805,938

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 57

SERIES J (STYLEPLUS—MID GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,838,652	$5,185,453
Net realized gain on investments	27,751,501	10,598,484
Net change in unrealized appreciation (depreciation) on investments	(17,784,215)	22,151,755
Net increase in net assets resulting from operations	12,805,938	37,935,692

Distributions to shareholders	—	(2,254,596)

Capital share transactions:
Proceeds from sale of shares	1,645,015	13,775,845
Distributions reinvested	—	2,254,596
Cost of shares redeemed	(14,293,069)	(23,555,097)
Net decrease from capital share transactions	(12,648,054)	(7,524,656)
Net increase in net assets	157,884	28,156,440

Net assets:
Beginning of period	173,329,512	145,173,072
End of period	$173,487,396	$173,329,512

Capital share activity:
Shares sold	33,576	351,330
Shares issued from reinvestment of distributions	—	51,806
Shares redeemed	(296,667)	(571,160)
Net decrease in shares	(263,091)	(168,024)

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES J (STYLEPLUS—MID GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$45.92	$36.82	$71.17	$72.46	$58.49	$48.75
Income (loss) from investment operations:
Net investment income (loss)[b]	.78	1.37	.66	.22	.39	.79
Net gain (loss) on investments (realized and unrealized)	2.71	8.32	(20.02)	9.44	17.43	14.90
Total from investment operations	3.49	9.69	(19.36)	9.66	17.82	15.69
Less distributions from:
Net investment income	—	(.59)	(.20)	(.40)	(.84)	(.49)
Net realized gains	—	—	(14.79)	(10.55)	(3.01)	(5.46)
Total distributions	—	(.59)	(14.99)	(10.95)	(3.85)	(5.95)
Net asset value, end of period	$49.41	$45.92	$36.82	$71.17	$72.46	$58.49

Total Return[c]	7.60%	26.41%	(27.78%)	13.69%	32.10%	32.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$173,487	$173,330	$145,173	$198,627	$190,920	$157,675
Ratios to average net assets:
Net investment income (loss)	3.25%	3.35%	1.42%	0.30%	0.66%	1.39%
Total expenses[d]	1.43%	1.35%	1.18%	1.16%	1.22%	1.30%
Net expenses[e,f]	1.23%	1.11%	0.96%	0.89%	0.89%	1.00%
Portfolio turnover rate	34%	67%	87%	60%	71%	57%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

6/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.91%	0.91%	0.91%	0.87%	0.88%	0.92%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
SERIES N (MANAGED ASSET ALLOCATION SERIES)

	Shares	Value
EXCHANGE-TRADED FUNDS†,*** - 86.6%
Vanguard S&P 500 ETF	16,598	$8,301,158
Schwab U.S. Aggregate Bond ETF	113,005	5,150,768
SPDR S&P 500 ETF Trust	8,172	4,447,366
iShares MSCI EAFE ETF	39,233	3,073,121
iShares 7-10 Year Treasury Bond ETF	29,604	2,772,415
iShares iBoxx $ Investment Grade Corporate Bond ETF	23,455	2,512,500
iShares 1-3 Year Treasury Bond ETF	28,819	2,353,071
iShares Core S&P Mid-Cap ETF	37,326	2,184,317
iShares iBoxx High Yield Corporate Bond ETF	79	6,094
iShares Russell 1000 Value ETF	20	3,489
iShares TIPS Bond ETF	29	3,097
iShares Core S&P 500 ETF	2	1,094
Total Exchange-Traded Funds
(Cost $23,296,039)		30,808,490

MUTUAL FUNDS† - 11.2%
Guggenheim Variable Insurance Strategy Fund III[1]	45,729	1,129,953
Guggenheim Strategy Fund II1	43,300	1,067,336
Guggenheim Strategy Fund III[1]	42,900	1,060,905
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	74,390	739,442
Total Mutual Funds
(Cost $4,035,721)		3,997,636

MONEY MARKET FUND†,*** - 1.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[2]	580,235	580,235
Total Money Market Fund
(Cost $580,235)		580,235

	Face Amount
U.S. TREASURY BILLS†† - 0.7%
U.S. Treasury Bills
5.18% due 07/09/24[3,4]	$241,000	240,720
Total U.S. Treasury Bills
(Cost $240,718)		240,720

Total Investments - 100.1%
(Cost $28,152,713)		$35,627,081
Other Assets & Liabilities, net - (0.1)%		(53,130)
Total Net Assets - 100.0%		$35,573,951

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Interest Rate Futures Contracts Purchased†
U.S. Treasury 10 Year Note Futures Contracts	6	Sep 2024	$659,156	$3,607
U.S. Treasury 2 Year Note Futures Contracts	2	Sep 2024	408,438	591
			$1,067,594	$4,198
Equity Futures Contracts Purchased†
MSCI EAFE Index Futures Contracts	18	Sep 2024	$2,109,960	$11,940
Russell 2000 Index Mini Futures Contracts	12	Sep 2024	1,239,840	(10,100)
			$3,349,800	$1,840
Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	2	Sep 2024	$213,047	$(816)

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES N (MANAGED ASSET ALLOCATION SERIES)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2024.
[3]	All or a portion of this security is pledged as futures collateral at June 30, 2024.
[4]	Rate indicated is the effective yield at the time of purchase.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Exchange-Traded Funds	$30,808,490	$—	$—	$30,808,490
Mutual Funds	3,997,636	—	—	3,997,636
Money Market Fund	580,235	—	—	580,235
U.S. Treasury Bills	—	240,720	—	240,720
Equity Futures Contracts**	11,940	—	—	11,940
Interest Rate Futures Contracts**	4,198	—	—	4,198
Total Assets	$35,402,499	$240,720	$—	$35,643,219

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$10,100	$—	$—	$10,100
Interest Rate Futures Contracts**	816	—	—	816
Total Liabilities	$10,916	$—	$—	$10,916

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
SERIES N (MANAGED ASSET ALLOCATION SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$1,060,841	$—	$—	$—	$6,495	$1,067,336	43,300	$29,900
Guggenheim Strategy Fund III	1,053,183	—	—	—	7,722	1,060,905	42,900	28,309
Guggenheim Ultra Short Duration Fund — Institutional Class	732,746	—	—	—	6,696	739,442	74,390	19,128
Guggenheim Variable Insurance Strategy Fund III	1,121,722	—	—	—	8,231	1,129,953	45,729	30,427
	$3,968,492	$—	$—	$—	$29,144	$3,997,636		$107,764

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $24,116,992)	$31,629,445
Investments in affiliated issuers, at value (cost $4,035,721)	3,997,636
Cash	1,912
Prepaid expenses	114
Receivables:
Dividends	60,955
Interest	2,395
Variation margin on futures contracts	1,442
Fund shares sold	198
Total assets	35,694,097

Liabilities:
Payable for:
Fund shares redeemed	78,454
Professional fees	14,619
Management fees	10,810
Distribution and service fees	6,844
Transfer agent/maintenance fees	1,926
Fund accounting /administration fees	1,795
Trustees’ fees*	1,187
Miscellaneous	4,511
Total liabilities	120,146
Net assets	$35,573,951

Net assets consist of:
Paid in capital	$24,360,690
Total distributable earnings (loss)	11,213,261
Net assets	$35,573,951
Capital shares outstanding	1,155,874
Net asset value per share	$30.78

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers	$360,779
Dividends from securities of affiliated issuers	107,764
Interest	20,484
Total investment income	489,027

Expenses:
Management fees	70,795
Distribution and service fees	44,247
Transfer agent fees	12,413
Professional fees	19,894
Fund accounting /administration fees	11,271
Trustees’ fees*	7,031
Custodian fees	1,746
Line of credit fees	519
Miscellaneous	6,075
Total expenses	173,991
Less:
Expenses waived by Adviser	(915)
Earnings credits applied	(54)
Total waived expenses	(969)
Net expenses	173,022
Net investment income	316,005

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,126,043
Futures contracts	241,988
Foreign currency transactions	(86)
Net realized gain	1,367,945
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	544,230
Investments in affiliated issuers	29,144
Futures contracts	(225,949)
Foreign currency translations	14
Net change in unrealized appreciation (depreciation)	347,439
Net realized and unrealized gain	1,715,384
Net increase in net assets resulting from operations	$2,031,389

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 63

SERIES N (MANAGED ASSET ALLOCATION SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$316,005	$698,989
Net realized gain on investments	1,367,945	1,508,972
Net change in unrealized appreciation (depreciation) on investments	347,439	2,488,892
Net increase in net assets resulting from operations	2,031,389	4,696,853

Distributions to shareholders	—	(733,004)

Capital share transactions:
Proceeds from sale of shares	382,927	536,127
Distributions reinvested	—	733,004
Cost of shares redeemed	(2,423,741)	(5,618,941)
Net decrease from capital share transactions	(2,040,814)	(4,349,810)
Net decrease in net assets	(9,425)	(385,961)

Net assets:
Beginning of period	35,583,376	35,969,337
End of period	$35,573,951	$35,583,376

Capital share activity:
Shares sold	12,849	19,560
Shares issued from reinvestment of distributions	—	26,207
Shares redeemed	(81,084)	(206,333)
Net decrease in shares	(68,235)	(160,566)

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES N (MANAGED ASSET ALLOCATION SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$29.07	$25.98	$34.83	$33.41	$32.05	$27.34
Income (loss) from investment operations:
Net investment income (loss)[b]	.27	.53	.33	.24	.24	.44
Net gain (loss) on investments (realized and unrealized)	1.44	3.11	(6.03)	3.83	3.52	5.02
Total from investment operations	1.71	3.64	(5.70)	4.07	3.76	5.46
Less distributions from:
Net investment income	—	(.34)	(.25)	(.25)	(.49)	(.51)
Net realized gains	—	(.21)	(2.90)	(2.40)	(1.91)	(.24)
Total distributions	—	(.55)	(3.15)	(2.65)	(2.40)	(.75)
Net asset value, end of period	$30.78	$29.07	$25.98	$34.83	$33.41	$32.05

Total Return[c]	5.88%	14.12%	(16.57%)	12.47%	12.59%	20.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$35,574	$35,583	$35,969	$47,008	$45,673	$46,219
Ratios to average net assets:
Net investment income (loss)	1.79%	1.95%	1.15%	0.68%	0.77%	1.45%
Total expenses[d]	0.98%	0.97%	0.96%	0.94%	1.01%	1.01%
Net expenses[e]	0.98%	0.97%	0.95%	0.94%	1.00%	1.00%
Portfolio turnover rate	1%	7%	1%	26%	6%	14%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value
COMMON STOCKS† - 96.8%

Financial - 20.8%
Jefferies Financial Group, Inc.	44,831	$2,230,791
Berkshire Hathaway, Inc. — Class B*	4,561	1,855,415
JPMorgan Chase & Co.	9,089	1,838,341
Bank of America Corp.	45,454	1,807,706
Unum Group	29,223	1,493,587
First Horizon Corp.	94,243	1,486,212
Wells Fargo & Co.	17,301	1,027,506
American Tower Corp. — Class A REIT	4,981	968,207
Charles Schwab Corp.	10,274	757,091
Stifel Financial Corp.	8,449	710,983
Mastercard, Inc. — Class A	1,587	700,121
Old Republic International Corp.	21,612	667,811
Synovus Financial Corp.	15,065	605,462
Goldman Sachs Group, Inc.	1,040	470,413
Alexandria Real Estate Equities, Inc. REIT	3,802	444,720
STAG Industrial, Inc. REIT	11,015	397,201
Prosperity Bancshares, Inc.	6,089	372,282
Jones Lang LaSalle, Inc.*	1,706	350,208
First Merchants Corp.	9,742	324,311
Stewart Information Services Corp.	4,147	257,446
WisdomTree, Inc.	24,428	242,081
Apple Hospitality REIT, Inc.	15,426	224,294
Axos Financial, Inc.*	3,511	200,653
Total Financial		19,432,842

Consumer, Non-cyclical - 15.9%
Euronet Worldwide, Inc.*	12,325	1,275,637
Ingredion, Inc.	11,115	1,274,890
Encompass Health Corp.	13,794	1,183,387
Johnson & Johnson	7,769	1,135,517
Humana, Inc.	2,596	969,996
Tyson Foods, Inc. — Class A	16,562	946,353
MGP Ingredients, Inc.	11,571	860,882
Medtronic plc	9,686	762,385
Merck & Company, Inc.	6,065	750,847
PayPal Holdings, Inc.*	12,789	742,146
Archer-Daniels-Midland Co.	10,876	657,454
Coca-Cola Co.	10,011	637,200
Bunge Global S.A.	5,146	549,439
HCA Healthcare, Inc.	1,707	548,425
Integer Holdings Corp.*	4,278	495,350
Enovis Corp.*	8,793	397,444
RadNet, Inc.*	5,546	326,770
Central Garden & Pet Co. — Class A*	8,961	295,990
LivaNova plc*	5,153	282,487
ICF International, Inc.	1,592	236,348
Pfizer, Inc.	7,912	221,378
Azenta, Inc.*	2,750	144,705
Certara, Inc.*	8,687	120,315
Conagra Brands, Inc.	2,538	72,130
Total Consumer, Non-cyclical		14,887,475

Energy - 11.0%
Chevron Corp.	14,038	2,195,824
Diamondback Energy, Inc.	9,793	1,960,461
ConocoPhillips	12,704	1,453,083
Equities Corp.	21,249	785,788
Coterra Energy, Inc. — Class A	29,092	775,884
Kinder Morgan, Inc.	36,763	730,481
Marathon Oil Corp.	24,310	696,968
Range Resources Corp.	9,703	325,341
Murphy Oil Corp.	7,759	319,981
Talos Energy, Inc.*	23,296	283,046
Liberty Energy, Inc. — Class A	12,812	267,643
Exxon Mobil Corp.	2,256	259,711
Patterson-UTI Energy, Inc.	21,280	220,461
Total Energy		10,274,672

Industrial - 11.0%
Teledyne Technologies, Inc.*	3,077	1,193,815
Advanced Energy Industries, Inc.	10,350	1,125,666
Knight-Swift Transportation Holdings, Inc.	21,358	1,066,191
Johnson Controls International plc	10,937	726,982
Curtiss-Wright Corp.	2,348	636,261
Kirby Corp.*	5,294	633,851
L3Harris Technologies, Inc.	2,536	569,535
Eagle Materials, Inc.	2,603	566,048
Graphic Packaging Holding Co.	20,768	544,329
Summit Materials, Inc. — Class A*	11,199	409,996
Coherent Corp.*	5,564	403,167
Arcosa, Inc.	4,432	369,673
MDU Resources Group, Inc.	13,111	329,086
Esab Corp.	3,380	319,173
A O Smith Corp.	2,819	230,538
Littelfuse, Inc.	798	203,961
Park Aerospace Corp.	14,655	200,480
Timken Co.	2,101	168,353
Sonoco Products Co.	2,930	148,610
Gates Industrial Corporation plc*	8,806	139,223
GATX Corp.	687	90,931
NVE Corp.	958	71,553
Regal Rexnord Corp.	459	62,066
Stoneridge, Inc.*	3,534	56,403
Total Industrial		10,265,891

Technology - 10.4%
Leidos Holdings, Inc.	10,336	1,507,816
Teradyne, Inc.	10,089	1,496,098
Microsoft Corp.	2,329	1,040,946
Fortinet, Inc.*	14,265	859,751
Applied Materials, Inc.	3,278	773,575
Fiserv, Inc.*	5,115	762,340
QUALCOMM, Inc.	3,378	672,830
NXP Semiconductor N.V.	2,451	659,540
KLA Corp.	740	610,137
MACOM Technology Solutions Holdings, Inc.*	4,023	448,444
Science Applications International Corp.	3,543	416,480
Amkor Technology, Inc.	9,678	387,314

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES O (ALL CAP VALUE SERIES)

	Shares	Value
Intel Corp.	4,787	$148,253
Total Technology		9,783,524

Consumer, Cyclical - 9.4%
Walmart, Inc.	24,477	1,657,338
H&E Equipment Services, Inc.	19,746	872,181
Crocs, Inc.*	5,758	840,323
Levi Strauss & Co. — Class A	40,614	783,038
Ferguson plc	3,519	681,454
Las Vegas Sands Corp.	14,239	630,076
Lear Corp.	4,900	559,629
Delta Air Lines, Inc.	11,133	528,149
Advance Auto Parts, Inc.	7,007	443,753
Southwest Airlines Co.	14,749	421,969
MSC Industrial Direct Company, Inc. — Class A	4,360	345,791
BorgWarner, Inc.	8,877	286,194
Sonic Automotive, Inc. — Class A	4,555	248,111
AutoNation, Inc.*	1,136	181,056
Lakeland Industries, Inc.	6,577	150,876
Century Communities, Inc.	912	74,474
Newell Brands, Inc.	11,444	73,356
Methode Electronics, Inc.	5,456	56,470
Total Consumer, Cyclical		8,834,238

Utilities - 7.0%
OGE Energy Corp.	49,487	1,766,686
Pinnacle West Capital Corp.	20,436	1,560,902
Edison International	15,015	1,078,227
Exelon Corp.	20,760	718,504
Evergy, Inc.	12,690	672,189
Duke Energy Corp.	5,623	563,593
Black Hills Corp.	3,016	164,010
Total Utilities		6,524,111

Basic Materials - 6.1%
Westlake Corp.	7,103	1,028,657
Reliance, Inc.	3,354	957,902
Nucor Corp.	5,896	932,040
Freeport-McMoRan, Inc.	15,267	741,976
Huntsman Corp.	30,083	684,990
DuPont de Nemours, Inc.	6,536	526,083
Avient Corp.	8,639	377,092
Ashland, Inc.	2,721	257,107
MP Materials Corp.*	13,889	176,807
Total Basic Materials		5,682,654

Communications - 5.2%
Verizon Communications, Inc.	39,044	1,610,175
Alphabet, Inc. — Class A	7,377	1,343,721
AT&T, Inc.	37,750	721,402
T-Mobile US, Inc.	2,640	465,115
Walt Disney Co.	2,851	283,076
Ciena Corp.*	3,971	191,323
Calix, Inc.*	5,358	189,834
Luna Innovations, Inc.*	23,147	74,070
Total Communications		4,878,716

Total Common Stocks
(Cost $70,052,043)		90,564,123

RIGHTS† - 0.0%
Basic Materials - 0.0%
Pan American Silver Corp.*	40,146	18,572
Total Rights
(Cost $—)		18,572

MONEY MARKET FUND**,† - 3.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[1]	2,982,926	2,982,926
Total Money Market Fund
(Cost $2,982,926)		2,982,926

Total Investments - 100.0%
(Cost $73,034,969)		$93,565,621
Other Assets & Liabilities, net - 0.0%		(32,481)
Total Net Assets - 100.0%		$93,533,140

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7-day yield as of June 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
SERIES O (ALL CAP VALUE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$90,564,123	$—	$—	$90,564,123
Rights	18,572	—	—	18,572
Money Market Fund	2,982,926	—	—	2,982,926
Total Assets	$93,565,621	$—	$—	$93,565,621

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES O (ALL CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value (cost $73,034,969)	$93,565,621
Cash	399
Prepaid expenses	377
Receivables:
Dividends	81,833
Interest	9,710
Fund shares sold	2,491
Total assets	93,660,431

Liabilities:
Payable for:
Fund shares redeemed	53,179
Management fees	33,656
Distribution and service fees	17,951
Professional fees	11,461
Transfer agent/maintenance fees	1,957
Trustees’ fees*	1,869
Fund accounting/administration fees	1,151
Due to Investment Adviser	56
Miscellaneous	6,011
Total liabilities	127,291
Net assets	$93,533,140

Net assets consist of:
Paid in capital	$64,245,837
Total distributable earnings (loss)	29,287,303
Net assets	$93,533,140
Capital shares outstanding	2,675,411
Net asset value per share	$34.96

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $863)	$968,433
Interest	54,412
Total investment income	1,022,845

Expenses:
Management fees	326,769
Distribution and service fees	116,703
Transfer agent/maintenance fees	12,452
Fund accounting/administration fees	22,377
Professional fees	17,586
Trustees’ fees*	7,442
Custodian fees	2,335
Line of credit fees	1,205
Miscellaneous	7,476
Recoupment of previously waived fees	298
Total expenses	514,643
Less:
Expenses waived by Adviser	(116,734)
Net expenses	397,909
Net investment income	624,936

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,848,876
Net realized gain	1,848,876
Net change in unrealized appreciation (depreciation) on:
Investments	3,447,592
Net change in unrealized appreciation (depreciation)	3,447,592
Net realized and unrealized gain	5,296,468
Net increase in net assets resulting from operations	$5,921,404

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 69

SERIES O (ALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$624,936	$1,502,249
Net realized gain on investments	1,848,876	5,803,307
Net change in unrealized appreciation (depreciation) on investments	3,447,592	134,769
Net increase in net assets resulting from operations	5,921,404	7,440,325

Distributions to shareholders	—	(9,149,598)

Capital share transactions:
Proceeds from sale of shares	846,341	4,025,157
Distributions reinvested	—	9,149,598
Cost of shares redeemed	(6,599,281)	(12,012,812)
Net increase (decrease) from capital share transactions	(5,752,940)	1,161,943
Net increase (decrease) in net assets	168,464	(547,330)

Net assets:
Beginning of period	93,364,676	93,912,006
End of period	$93,533,140	$93,364,676

Capital share activity:
Shares sold	24,407	122,486
Shares issued from reinvestment of distributions	—	285,212
Shares redeemed	(193,507)	(369,236)
Net increase (decrease) in shares	(169,100)	38,462

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES O (ALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$32.82	$33.47	$38.53	$31.06	$32.89	$29.31
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.53	.52	.38	.56	.51
Net gain (loss) on investments (realized and unrealized)	1.91	2.24	(1.15)	7.93	(.33)	6.19
Total from investment operations	2.14	2.77	(.63)	8.31	.23	6.70
Less distributions from:
Net investment income	—	(.53)	(.43)	(.65)	(.52)	(.49)
Net realized gains	—	(2.89)	(4.00)	(.19)	(1.54)	(2.63)
Total distributions	—	(3.42)	(4.43)	(.84)	(2.06)	(3.12)
Net asset value, end of period	$34.96	$32.82	$33.47	$38.53	$31.06	$32.89

Total Return[c]	6.52%	8.52%	(1.17%)	26.95%	1.88%	23.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$93,533	$93,365	$93,912	$103,134	$91,661	$107,634
Ratios to average net assets:
Net investment income (loss)	1.34%	1.63%	1.45%	1.06%	2.03%	1.62%
Total expenses[d]	1.10%	1.14%	1.11%	1.13%	1.21%	1.18%
Net expenses[e,f,g]	0.85%	0.85%	0.86%	0.87%	0.87%	0.88%
Portfolio turnover rate	12%	25%	30%	26%	22%	33%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.00%*	—	—	—	—	—

*	Less than 0.01%.

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.85%	0.85%	0.86%	0.87%	0.87%	0.88%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
SERIES P (HIGH YIELD SERIES)

	Shares	Value
COMMON STOCKS† - 0.4%

Consumer, Non-cyclical - 0.3%
Endo, Inc.*	3,591	$101,446
Endo, Inc.*,††	60	1,657
MEDIQ, Inc.*,†††	92	—
Total Consumer, Non-cyclical		103,103

Energy - 0.1%
Legacy Reserves, Inc.†††	1,969	7,876
Permian Production Partners LLC*,†††	9,124	428
Total Energy		8,304

Utilities - 0.0%
Mountain Creek Power LLC*,††	7,929	7,929

Industrial - 0.0%
YAK BLOCKER 2 LLC*,†††	914	1,773
YAK BLOCKER 2 LLC*,†††	844	1,638
BP Holdco LLC*,†††,1	523	634
Vector Phoenix Holdings, LP*,†††	523	11
Total Industrial		4,056

Financial - 0.0%
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,2	225,000	1,726
Endo Luxembourg Finance Co I SARL / Endo US, Inc.*,†††,2	125,000	959
Total Financial		2,685

Total Common Stocks
(Cost $146,302)		126,077

PREFERRED STOCKS†† - 1.3%
Financial - 1.3%
Citigroup, Inc.
7.63%	125,000	130,147
Charles Schwab Corp.
4.00%	150,000	128,102
American National Group, Inc.
5.95%	3,500	84,945
Goldman Sachs Group, Inc.
7.50%	75,000	78,579
Total Financial		421,773

Industrial - 0.0%
U.S. Shipping Corp.*,†††	24,529	3
Total Preferred Stocks
(Cost $1,062,500)		421,776

MONEY MARKET FUND**,† - 2.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[4]	835,481	835,481
Total Money Market Fund
(Cost $835,481)		835,481

	Face Amount~
CORPORATE BONDS†† - 86.7%
Consumer, Cyclical - 16.0%
United Airlines, Inc.
4.38% due 04/15/26[5]	150,000	144,901
4.63% due 04/15/29[5]	125,000	116,414
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[5]	250,000	248,413
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.00% due 06/01/31[5]	250,000	225,135
Allwyn Entertainment Financing UK plc
7.88% due 04/30/29[5]	200,000	206,675
Vail Resorts, Inc.
6.50% due 05/15/32[5]	200,000	202,392
Station Casinos LLC
4.63% due 12/01/31[5]	225,000	200,543
Wolverine World Wide, Inc.
4.00% due 08/15/29[5]	225,000	188,354
Caesars Entertainment, Inc.
8.13% due 07/01/27[5]	150,000	153,050
6.50% due 02/15/32[5]	25,000	25,122
Allison Transmission, Inc.
3.75% due 01/30/31[5]	200,000	175,347
Scotts Miracle-Gro Co.
4.38% due 02/01/32	200,000	172,297
Penn Entertainment, Inc.
4.13% due 07/01/29[5]	200,000	171,533
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.38% due 04/01/26[5]	175,000	171,200
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[5]	175,000	170,593
Air Canada
3.88% due 08/15/26[5]	175,000	166,458
Crocs, Inc.
4.25% due 03/15/29[5]	175,000	159,509
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[5]	165,000	156,991
Ritchie Bros Holdings, Inc.
7.75% due 03/15/31[5]	150,000	156,653
Ontario Gaming GTA, LP
8.00% due 08/01/30[5]	150,000	153,937
Newell Brands, Inc.
5.20% due 04/01/26	150,000	148,156
Hanesbrands, Inc.
4.88% due 05/15/26[5]	150,000	146,745
Wabash National Corp.
4.50% due 10/15/28[5]	150,000	134,973
Clarios Global Limited Partnership / Clarios US Finance Co.
8.50% due 05/15/27[5]	75,000	75,423
6.75% due 05/15/28[5]	50,000	50,603

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES P (HIGH YIELD SERIES)

	Face Amount~		Value
Tempur Sealy International, Inc.
3.88% due 10/15/31[5]		150,000	$125,385
ONE Hotels GmbH
7.75% due 04/02/31[5]	EUR	100,000	111,738
Amer Sports Co.
6.75% due 02/16/31[5]		100,000	99,734
1011778 BC ULC / New Red Finance, Inc.
4.00% due 10/15/30[5]		100,000	88,030
Michaels Companies, Inc.
5.25% due 05/01/28[5]		100,000	80,000
Park River Holdings, Inc.
5.63% due 02/01/29[5]		100,000	79,063
JB Poindexter & Company, Inc.
8.75% due 12/15/31[5]		75,000	77,699
Hilton Domestic Operating Company, Inc.
6.13% due 04/01/32[5]		75,000	75,364
Clarios Global, LP
6.75% due 05/15/25[5]		75,000	74,977
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[5]		75,000	68,299
Asbury Automotive Group, Inc.
5.00% due 02/15/32[5]		75,000	67,951
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[5]		61,000	65,096
Superior Plus, LP
4.25% due 05/18/28[5]	CAD	75,000	51,337
Advance Auto Parts, Inc.
5.90% due 03/09/26		50,000	50,006
Papa John’s International, Inc.
3.88% due 09/15/29[5]		50,000	44,254
Sabre GLBL, Inc.
7.38% due 09/01/25[2]		35,000	33,583
9.25% due 04/15/25[2]		7,000	6,872
Total Consumer, Cyclical			5,120,805

Consumer, Non-cyclical - 14.7%
CPI CG, Inc.
8.63% due 03/15/26[5]		351,000	358,489
10.00% due 07/15/29[5]		275,000	285,312
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[5]		375,000	346,909
Boost Newco Borrower LLC
7.50% due 01/15/31[5]		200,000	208,530
Tenet Healthcare Corp.
6.13% due 06/15/30		125,000	124,156
6.75% due 05/15/31		75,000	76,126
Upbound Group, Inc.
6.38% due 02/15/29[5]		205,000	196,655
IQVIA, Inc.
5.00% due 10/15/26[5]		200,000	196,234
Champions Financing, Inc.
8.75% due 02/15/29[5]		175,000	179,458
TriNet Group, Inc.
7.13% due 08/15/31[5]		175,000	177,763
Grifols S.A.
4.75% due 10/15/28[5]		200,000	172,595
Bausch Health Companies, Inc.
4.88% due 06/01/28[5]		225,000	168,381
Post Holdings, Inc.
5.50% due 12/15/29[5]		75,000	72,369
4.63% due 04/15/30[5]		75,000	68,919
5.63% due 01/15/28[5]		25,000	24,612
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[5]		107,000	110,660
5.00% due 12/31/26[5]		50,000	51,172
Carriage Services, Inc.
4.25% due 05/15/29[5]		175,000	156,355
Brink’s Co.
6.75% due 06/15/32[5]		150,000	151,101
Sotheby’s/Bidfair Holdings, Inc.
5.88% due 06/01/29[5]		200,000	148,835
Darling Ingredients, Inc.
6.00% due 06/15/30[5]		150,000	147,490
Albertsons Companies Incorporated / Safeway Inc / New Albertsons Limited Partnership / Albertsons LLC
3.25% due 03/15/26[5]		150,000	144,090
Castor S.p.A.
8.97% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,5	EUR	125,000	131,456
US Foods, Inc.
7.25% due 01/15/32[5]		125,000	129,724
Williams Scotsman, Inc.
7.38% due 10/01/31[5]		125,000	128,638
BCP V Modular Services Finance II plc
4.75% due 10/30/28[5]	EUR	125,000	124,571
AMN Healthcare, Inc.
4.63% due 10/01/27[5]		125,000	119,073
Medline Borrower, LP
5.25% due 10/01/29[5]		100,000	95,433
DaVita, Inc.
4.63% due 06/01/30[5]		100,000	90,363
Service Corporation International
3.38% due 08/15/30		100,000	87,030
WW International, Inc.
4.50% due 04/15/29[5]		205,000	79,246
Medline Borrower Limited Partnership/Medline Company-Issuer, Inc.
6.25% due 04/01/29[5]		75,000	75,849
Central Garden & Pet Co.
4.13% due 04/30/31[5]		75,000	66,097
Endo Finance Holdings, Inc.
8.50% due 04/15/31[5]		25,000	25,800
Total Consumer, Non-cyclical			4,719,491

Industrial - 13.7%
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[5]		200,000	203,331
5.25% due 07/15/28[5]		150,000	141,618

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
Enviri Corp.
5.75% due 07/31/27[5]	325,000	$308,924
Trinity Industries, Inc.
7.75% due 07/15/28[5]	275,000	284,681
Mauser Packaging Solutions Holding Co.
7.88% due 04/15/27[5]	175,000	178,498
9.25% due 04/15/27[5]	100,000	100,064
GrafTech Finance, Inc.
4.63% due 12/15/28[5]	430,000	272,572
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	275,000	271,933
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[5]	275,000	245,386
EMRLD Borrower Limited Partnership / Emerald Company-Issuer, Inc.
6.63% due 12/15/30[5]	225,000	226,756
Builders FirstSource, Inc.
6.38% due 06/15/32[5]	125,000	125,180
6.38% due 03/01/34[5]	45,000	44,551
4.25% due 02/01/32[5]	25,000	22,098
TransDigm, Inc.
6.88% due 12/15/30[5]	175,000	178,649
EnerSys
6.63% due 01/15/32[5]	175,000	177,876
Clearwater Paper Corp.
4.75% due 08/15/28[5]	175,000	161,768
Amsted Industries, Inc.
4.63% due 05/15/30[5]	175,000	160,564
Clean Harbors, Inc.
6.38% due 02/01/31[5]	150,000	150,391
Wrangler Holdco Corp.
6.63% due 04/01/32[5]	150,000	149,337
Standard Industries, Inc.
4.38% due 07/15/30[5]	150,000	135,528
Artera Services LLC
8.50% due 02/15/31[5]	125,000	128,687
Advanced Drainage Systems, Inc.
6.38% due 06/15/30[5]	125,000	125,452
Hillenbrand, Inc.
6.25% due 02/15/29	75,000	75,360
3.75% due 03/01/31	50,000	43,436
Summit Materials LLC / Summit Materials Finance Corp.
7.25% due 01/15/31[5]	100,000	103,565
Sealed Air Corporation/Sealed Air Corp US
7.25% due 02/15/31[5]	100,000	102,960
Calderys Financing LLC
11.25% due 06/01/28[5]	75,000	79,335
Arcosa, Inc.
4.38% due 04/15/29[5]	75,000	69,647
AmeriTex HoldCo Intermediate LLC
10.25% due 10/15/28[5]	50,000	52,654
Miter Brands Acquisition Holdco Incorporated / MIWD Borrower LLC
6.75% due 04/01/32[5]	25,000	25,178
Ball Corp.
6.00% due 06/15/29	25,000	25,134
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[5]	25,000	23,072
Total Industrial		4,394,185

Communications - 13.4%
CCO Holdings LLC / CCO Holdings Capital Corp.
6.38% due 09/01/29[5]	250,000	237,632
4.25% due 02/01/31[5]	225,000	183,699
4.50% due 06/01/33[5]	125,000	98,391
4.25% due 01/15/34[5]	100,000	75,906
Level 3 Financing, Inc.
4.50% due 04/01/30[5]	300,000	163,059
3.88% due 10/15/30[5]	300,000	157,218
11.00% due 11/15/29[5]	99,190	101,501
McGraw-Hill Education, Inc.
5.75% due 08/01/28[5]	275,000	265,182
8.00% due 08/01/29[5]	100,000	97,241
Vmed O2 UK Financing I plc
7.75% due 04/15/32[5]	200,000	195,088
4.25% due 01/31/31[5]	200,000	165,976
Altice France S.A.
5.50% due 10/15/29[5]	325,000	214,203
5.13% due 07/15/29[5]	175,000	115,080
VZ Secured Financing BV
5.00% due 01/15/32[5]	339,000	289,055
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]	270,000	252,864
CSC Holdings LLC
4.13% due 12/01/30[5]	200,000	129,269
4.63% due 12/01/30[5]	200,000	72,840
3.38% due 02/15/31[5]	75,000	46,807
Cogent Communications Group Incorporated / Cogent Communications Finance Inc
7.00% due 06/15/27[5]	225,000	222,649
AMC Networks, Inc.
4.25% due 02/15/29	300,000	202,386
Telenet Finance Luxembourg Notes SARL
5.50% due 03/01/28	200,000	189,434
Sirius XM Radio, Inc.
3.88% due 09/01/31[5]	125,000	102,042
4.13% due 07/01/30[5]	100,000	85,412
Sunrise FinCo I BV
4.88% due 07/15/31[5]	200,000	181,603
Match Group Holdings II LLC
3.63% due 10/01/31[5]	150,000	127,054
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[5]	100,000	91,182
7.38% due 02/15/31[5]	25,000	26,018
Go Daddy Operating Company LLC / GD Finance Co., Inc.
3.50% due 03/01/29[5]	75,000	67,729

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
TripAdvisor, Inc.
7.00% due 07/15/25[5]	65,000	$65,183
Cable One, Inc.
4.00% due 11/15/30[5]	75,000	55,976
Total Communications		4,277,679

Financial - 9.5%
SLM Corp.
3.13% due 11/02/26	250,000	232,868
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[5]	250,000	230,617
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[5]	150,000	140,711
7.13% due 04/30/31[5]	75,000	76,910
Ardonagh Finco Ltd.
7.75% due 02/15/31[5]	200,000	197,713
Hunt Companies, Inc.
5.25% due 04/15/29[5]	200,000	181,762
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
3.88% due 03/01/31[5]	200,000	174,297
United Wholesale Mortgage LLC
5.75% due 06/15/27[5]	125,000	122,031
5.50% due 04/15/29[5]	50,000	47,503
Starwood Property Trust, Inc.
4.38% due 01/15/27[5]	85,000	80,476
7.25% due 04/01/29[5]	75,000	75,804
OneMain Finance Corp.
3.88% due 09/15/28	100,000	89,662
4.00% due 09/15/30	75,000	64,368
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
7.00% due 01/15/31[5]	150,000	151,534
Assurant, Inc.
7.00% due 03/27/48[3]	150,000	150,597
HUB International Ltd.
7.38% due 01/31/32[5]	100,000	101,408
5.63% due 12/01/29[5]	50,000	47,285
Jones Deslauriers Insurance Management, Inc.
10.50% due 12/15/30[5]	125,000	134,231
VFH Parent LLC / Valor Company-Issuer, Inc.
7.50% due 06/15/31[5]	125,000	125,600
Iron Mountain, Inc.
5.63% due 07/15/32[5]	125,000	118,695
Aretec Group, Inc.
10.00% due 08/15/30[5]	100,000	108,759
PennyMac Financial Services, Inc.
7.88% due 12/15/29[5]	100,000	103,118
AmWINS Group, Inc.
4.88% due 06/30/29[5]	100,000	93,027
Kennedy-Wilson, Inc.
4.75% due 03/01/29	100,000	85,558
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]	100,000	62,255
USI, Inc.
7.50% due 01/15/32[5]	50,000	50,782
Total Financial		3,047,571

Energy - 7.2%
CVR Energy, Inc.
5.75% due 02/15/28[5]	325,000	301,360
8.50% due 01/15/29[5]	75,000	75,309
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27	225,000	225,906
8.25% due 01/15/32[5]	100,000	102,783
ITT Holdings LLC
6.50% due 08/01/29[5]	325,000	294,452
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	250,000	242,072
NuStar Logistics, LP
5.63% due 04/28/27	125,000	123,947
6.00% due 06/01/26	75,000	74,884
Buckeye Partners, LP
3.95% due 12/01/26	125,000	118,646
6.88% due 07/01/29[5]	75,000	75,280
Venture Global Calcasieu Pass LLC
6.25% due 01/15/30[5]	150,000	152,234
Parkland Corp.
4.50% due 10/01/29[5]	125,000	114,413
Viper Energy, Inc.
7.38% due 11/01/31[5]	100,000	103,569
Venture Global LNG, Inc.
9.50% due 02/01/29[5]	75,000	82,132
Sunoco, LP
7.25% due 05/01/32[5]	75,000	77,577
Kinetik Holdings, LP
5.88% due 06/15/30[5]	75,000	73,906
Southwestern Energy Co.
5.38% due 02/01/29	50,000	48,600
Basic Energy Services, Inc.
due 10/15/23[6]	168,000	840
Total Energy		2,287,910

Basic Materials - 6.5%
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[5]	275,000	265,909
Carpenter Technology Corp.
7.63% due 03/15/30	125,000	128,690
6.38% due 07/15/28	100,000	99,979
Ingevity Corp.
3.88% due 11/01/28[5]	225,000	204,142
SK Invictus Intermediate II SARL
5.00% due 10/30/29[5]	225,000	203,763
INEOS Finance plc
6.75% due 05/15/28[5]	200,000	200,273
Compass Minerals International, Inc.
6.75% due 12/01/27[5]	200,000	191,128
Novelis Corp.
4.75% due 01/30/30[5]	200,000	185,541

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	110,000	$102,923
4.50% due 06/01/31[5]	75,000	66,416
Minerals Technologies, Inc.
5.00% due 07/01/28[5]	175,000	166,095
Arsenal AIC Parent LLC
8.00% due 10/01/30[5]	100,000	104,939
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[5]	100,000	100,792
WR Grace Holdings LLC
4.88% due 06/15/27[5]	75,000	72,325
Mirabela Nickel Ltd.
due 06/24/19†††,2,6	390,085	1,950
Total Basic Materials		2,094,865

Technology - 4.2%
Central Parent Incorporated / CDK Global, Inc.
7.25% due 06/15/29[5]	225,000	223,888
Dye & Durham Ltd.
8.63% due 04/15/29[5]	200,000	202,884
Boxer Parent Company, Inc.
7.13% due 10/02/25[5]	200,000	200,151
NCR Voyix Corp.
5.13% due 04/15/29[5]	200,000	188,351
Capstone Borrower, Inc.
8.00% due 06/15/30[5]	150,000	154,905
SS&C Technologies, Inc.
5.50% due 09/30/27[5]	100,000	98,470
Entegris, Inc.
4.75% due 04/15/29[5]	100,000	95,676
Dun & Bradstreet Corp.
5.00% due 12/15/29[5]	100,000	92,883
Cloud Software Group, Inc.
6.50% due 03/31/29[5]	75,000	72,024
Total Technology		1,329,232

Utilities - 1.5%
Terraform Global Operating, LP
6.13% due 03/01/26[5]	420,000	414,701
Clearway Energy Operating LLC
4.75% due 03/15/28[5]	75,000	71,664
Total Utilities		486,365

Total Corporate Bonds
(Cost $29,971,743)		27,758,103

SENIOR FLOATING RATE INTERESTS††,◊ - 10.6%
Consumer, Non-cyclical - 2.8%
Outcomes Group Holdings, Inc.
9.59% (3 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 04/01/31	100,000	100,203
Resonetics LLC
9.08% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 06/06/31	100,000	100,125
Gibson Brands, Inc.
10.58% (3 Month Term SOFR + 5.00%, Rate Floor: 5.75%) due 08/11/28	95,063	89,042
National Mentor Holdings, Inc.
9.19% ((1 Month Term SOFR + 3.75%) and (3 Month Term SOFR + 3.75%), Rate Floor: 4.50%) due 03/02/28	92,467	87,104
PlayCore
9.84% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 02/14/30	75,000	75,406
Confluent Health LLC
9.46% (1 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 11/30/28†††	73,372	70,988
IVI America LLC
due 03/15/31	70,000	70,394
Blue Ribbon LLC
11.57% (3 Month Term SOFR + 6.00%, Rate Floor: 6.75%) due 05/08/28	86,250	65,119
Women’s Care Holdings, Inc.
9.93% (3 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 01/17/28	62,062	57,439
Endo Finance Holdings, Inc.
9.83% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 04/23/31	50,000	49,907
Balrog Acquisition, Inc.
9.96% (1 Month Term SOFR + 4.50%, Rate Floor: 5.25%) due 09/05/28†††	49,500	49,500
TGP Holdings LLC
8.69% (1 Month Term SOFR + 3.25%, Rate Floor: 4.00%) due 06/29/28	48,515	45,885
Kronos Acquisition Holdings, Inc.
11.49% (3 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 12/22/26	24,438	24,437
Total Consumer, Non-cyclical		885,549

Consumer, Cyclical - 2.4%
PetSmart LLC
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 02/11/28	145,875	145,267
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
9.96% (1 Month Term SOFR + 4.50%, Rate Floor: 5.50%) due 04/03/25	182,348	126,427
CCRR Parent, Inc.
9.71% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/06/28	146,859	124,188
American Tire Distributors, Inc.
11.84% (3 Month Term SOFR + 6.25%, Rate Floor: 7.00%) due 10/20/28	171,500	123,641
Apro LLC
due 06/26/31	75,000	74,906
Holding SOCOTEC
9.57% (6 Month Term SOFR + 4.00%, Rate Floor: 4.75%) due 06/30/28	72,750	72,599

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES P (HIGH YIELD SERIES)

	Face Amount~	Value
First Brands Group LLC
10.59% (3 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 03/30/27	49,391	$49,006
Rent-A-Center, Inc.
8.09% (1 Month Term SOFR + 2.75%, Rate Floor: 3.25%) due 02/17/28	45,993	46,070
WW International, Inc.
8.96% (1 Month Term SOFR + 3.50%, Rate Floor: 4.00%) due 04/13/28	45,000	16,650
Total Consumer, Cyclical		778,754

Industrial - 2.3%
Arcline FM Holdings LLC
10.35% (3 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 06/23/28	170,188	170,320
Gulfside Supply, Inc.
due 05/29/31	125,000	125,000
Dispatch Terra Acquisition LLC
9.73% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 03/27/28	145,622	124,324
Pelican Products, Inc.
9.85% (3 Month Term SOFR + 4.25%, Rate Floor: 4.75%) due 12/29/28	89,034	81,849
Michael Baker International LLC
10.09% (1 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 12/01/28†††	73,313	73,404
Aegion Corp.
9.59% (1 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/17/28	72,989	73,198
STS Operating, Inc.
9.44% (3 Month Term SOFR + 4.10%, Rate Floor: 4.10%) due 03/15/31	50,000	50,078
Patriot Container Corp. (Wastequip)
9.19% (1 Month Term SOFR + 3.75%, Rate Floor: 4.75%) due 03/20/25	24,802	24,098
Total Industrial		722,271

Technology - 1.3%
Cloud Software Group, Inc.
9.33% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 03/30/29	98,878	98,730
Blackhawk Network Holdings, Inc.
10.34% (1 Month Term SOFR + 5.00%, Rate Floor: 6.00%) due 02/23/29	75,000	75,141
DS Admiral Bidco LLC
due 06/05/31	75,000	74,250
Modena Buyer LLC
due 04/17/31	75,000	73,101
Planview Parent, Inc.
due 12/17/27	55,000	54,863
Atlas CC Acquisition Corp.
9.86% (3 Month Term SOFR + 4.25%, Rate Floor: 5.00%) due 05/25/28	72,938	53,042
Total Technology		429,127

Financial - 0.7%
Asurion LLC
due 08/20/28	79,798	79,111
Eisner Advisory Group
9.34% (3 Month Term SOFR + 4.00%, Rate Floor: 4.50%) due 02/22/31	75,000	75,594
Franchise Group, Inc.
10.36% (6 Month Term SOFR + 4.75%, Rate Floor: 5.50%) due 03/10/26	99,888	75,165
Total Financial		229,870

Basic Materials - 0.5%
LTI Holdings, Inc.
10.21% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/24/26	97,828	96,601
NIC Acquisition Corp.
9.35% (3 Month Term SOFR + 3.75%, Rate Floor: 4.50%) due 12/29/27	87,154	72,447
Total Basic Materials		169,048

Communications - 0.5%
Cengage Learning, Inc.
9.54% (6 Month Term SOFR + 4.25%, Rate Floor: 5.25%) due 03/24/31	125,000	125,235
Xplornet Communications, Inc.
9.57% (3 Month Term SOFR + 4.26%, Rate Floor: 4.76%) due 10/02/28	121,875	18,451
Total Communications		143,686

Energy - 0.1%
Permian Production Partners LLC
13.46% (1 Month Term SOFR + 6.00%, Rate Floor: 7.00%) (in-kind rate was 2.00%) due 11/24/25†††,7	15,774	15,616
Total Senior Floating Rate Interests
(Cost $3,716,552)		3,373,921

Total Investments - 101.6%
(Cost $35,732,578)		$32,515,358
Other Assets & Liabilities, net - (1.6)%		(510,417)
Total Net Assets - 100.0%		$32,004,941

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 77

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES P (HIGH YIELD SERIES)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	EUR	Sell	348,000	374,396 USD	07/16/24	$1,270
Morgan Stanley Capital Services LLC	CAD	Sell	72,000	52,390 USD	07/16/24	(267)
						$1,003

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at June 30, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Affiliated issuer.
[2]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $45,090 (cost $398,471), or 0.1% of total net assets — See Note 9.

[3]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[4]	Rate indicated is the 7-day yield as of June 30, 2024.
[5]

Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $24,835,560 (cost $26,405,228), or 77.6% of total net assets.

[6]	Security is in default of interest and/or principal obligations.
[7]	Payment-in-kind security.
CAD — Canadian Dollar
EUR — Euro
EURIBOR — European Interbank Offered Rate
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
SERIES P (HIGH YIELD SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$101,446	$9,586	$15,045	$126,077
Preferred Stocks	—	421,773	3	421,776
Money Market Fund	835,481	—	—	835,481
Corporate Bonds	—	27,756,153	1,950	27,758,103
Senior Floating Rate Interests	—	3,164,413	209,508	3,373,921
Forward Foreign Currency Exchange Contracts**	—	1,270	—	1,270
Total Assets	$936,927	$31,353,195	$226,506	$32,516,628

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$—	$267	$—	$267

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Common Stocks
BP Holdco LLC *	$634	$—	$—	$—	$—	$634	523	$—

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 79

SERIES P (HIGH YIELD SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $35,732,393)	$32,514,724
Investments in affiliated issuers, at value (cost $185)	634
Cash	10,018
Unrealized appreciation on forward foreign currency exchange contracts	1,270
Prepaid expenses	184
Receivables:
Interest	518,665
Foreign tax reclaims	1,215
Securities sold	202
Total assets	33,046,912

Liabilities:
Unrealized depreciation on forward foreign currency exchange contracts	267
Payable for:
Securities purchased	850,331
Fund shares redeemed	134,046
Management fees	9,707
Distribution and service fees	6,141
Transfer agent and maintenance fees	2,247
Trustees’ fees*	955
Fund accounting/administration fees	930
Miscellaneous	37,347
Total liabilities	1,041,971
Net assets	$32,004,941

Net assets consist of:
Paid in capital	$41,779,878
Total distributable earnings (loss)	(9,774,937)
Net assets	$32,004,941
Capital shares outstanding	1,272,951
Net asset value per share	$25.14

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers	$14,430
Interest	1,170,734
Total investment income	1,185,164

Expenses:
Management fees	96,455
Distribution and service fees	40,189
Transfer agent and maintenance fees	12,741
Professional fees	20,496
Fund accounting/administration fees	10,650
Custodian fees	7,251
Trustees’ fees*	7,003
Interest expense	3,938
Line of credit fees	957
Miscellaneous	7,819
Total expenses	207,499
Less:
Expenses waived by Adviser	(34,900)
Net expenses	172,599
Net investment income	1,012,565

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(148,605)
Forward foreign currency exchange contracts	5,210
Foreign currency transactions	648
Net realized loss	(142,747)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(92,981)
Forward foreign currency exchange contracts	12,151
Foreign currency translations	(106)
Net change in unrealized appreciation (depreciation)	(80,936)
Net realized and unrealized loss	(223,683)
Net increase in net assets resulting from operations	$788,882

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES P (HIGH YIELD SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,012,565	$1,936,311
Net realized loss on investments	(142,747)	(532,773)
Net change in unrealized appreciation (depreciation) on investments	(80,936)	2,236,322
Net increase in net assets resulting from operations	788,882	3,639,860

Distributions to shareholders	—	(1,782,949)

Capital share transactions:
Proceeds from sale of shares	2,327,046	22,499,533
Distributions reinvested	—	1,782,949
Cost of shares redeemed	(4,296,766)	(25,271,728)
Net decrease from capital share transactions	(1,969,720)	(989,246)
Net increase (decrease) in net assets	(1,180,838)	867,665

Net assets:
Beginning of period	33,185,779	32,318,114
End of period	$32,004,941	$33,185,779

Capital share activity:
Shares sold	94,030	952,750
Shares issued from reinvestment of distributions	—	76,951
Shares redeemed	(174,164)	(1,069,069)
Net decrease in shares	(80,134)	(39,368)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 81

SERIES P (HIGH YIELD SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$24.53	$23.21	$27.55	$27.49	$28.39	$27.51
Income (loss) from investment operations:
Net investment income (loss)[b]	.78	1.47	1.28	1.30	1.37	1.68
Net gain (loss) on investments (realized and unrealized)	(.17)	1.25	(3.95)	.18	(.21)	1.45
Total from investment operations	.61	2.72	(2.67)	1.48	1.16	3.13
Less distributions from:
Net investment income	—	(1.40)	(1.67)	(1.42)	(2.06)	(2.25)
Total distributions	—	(1.40)	(1.67)	(1.42)	(2.06)	(2.25)
Net asset value, end of period	$25.14	$24.53	$23.21	$27.55	$27.49	$28.39

Total Return[c]	2.49%	12.02%	(9.70%)	5.41%	4.64%	11.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,005	$33,186	$32,318	$44,592	$45,153	$54,288
Ratios to average net assets:
Net investment income (loss)	6.30%	6.23%	5.19%	4.70%	5.13%	5.89%
Total expenses[d]	1.29%	1.34%	1.28%	1.28%	1.38%	1.31%
Net expenses[e,f]	1.07%	1.08%	1.07%	1.08%	1.12%	1.10%
Portfolio turnover rate	24%	39%	33%	76%	84%	58%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
1.04%	1.05%	1.05%	1.06%	1.07%	1.07%

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
SERIES Q (SMALL CAP VALUE SERIES)

	Shares	Value
COMMON STOCKS† - 91.9%

Financial - 25.7%
Stifel Financial Corp.	14,822	$1,247,271
Old National Bancorp	54,441	935,841
STAG Industrial, Inc. REIT	22,618	815,605
Unum Group	15,874	811,320
Cathay General Bancorp	21,370	806,076
First Horizon Corp.	50,408	794,934
Healthpeak Properties, Inc. REIT	36,575	716,875
Old Republic International Corp.	21,100	651,990
First Merchants Corp.	18,547	617,430
LXP Industrial Trust REIT	67,059	611,578
Hanmi Financial Corp.	35,569	594,714
Hancock Whitney Corp.	12,214	584,195
Jefferies Financial Group, Inc.	10,997	547,211
Prosperity Bancshares, Inc.	8,912	544,880
First American Financial Corp.	9,429	508,694
WisdomTree, Inc.	46,292	458,754
Apple Hospitality REIT, Inc.	30,185	438,890
Synovus Financial Corp.	9,959	400,252
Sunstone Hotel Investors, Inc. REIT	35,434	370,640
Jones Lang LaSalle, Inc.*	1,697	348,360
Independent Bank Group, Inc.	7,348	334,481
Stewart Information Services Corp.	5,311	329,707
First Hawaiian, Inc.	12,966	269,174
United Bankshares, Inc.	8,031	260,526
United Community Banks, Inc.	8,606	219,109
BOK Financial Corp.	2,380	218,103
Piedmont Office Realty Trust, Inc. — Class A REIT	22,755	164,974
RMR Group, Inc. — Class A	7,220	163,172
Total Financial		14,764,756

Industrial - 16.6%
Kirby Corp.*	9,394	1,124,743
Arcosa, Inc.	11,657	972,310
Summit Materials, Inc. — Class A*	22,256	814,792
Curtiss-Wright Corp.	2,816	763,080
Advanced Energy Industries, Inc.	6,700	728,692
Moog, Inc. — Class A	4,241	709,519
Knight-Swift Transportation Holdings, Inc.	13,527	675,268
MDU Resources Group, Inc.	26,414	662,992
Sonoco Products Co.	10,651	540,219
Esab Corp.	5,652	533,719
Graphic Packaging Holding Co.	19,212	503,546
Littelfuse, Inc.	1,586	405,366
Park Aerospace Corp.	28,528	390,263
Gates Industrial Corporation plc*	17,793	281,307
Timken Co.	1,977	158,417
NVE Corp.	1,852	138,326
Stoneridge, Inc.*	6,684	106,677
Total Industrial		9,509,236

Consumer, Non-cyclical - 15.9%
Encompass Health Corp.	15,794	1,354,967
MGP Ingredients, Inc.	15,614	1,161,682
Euronet Worldwide, Inc.*	9,664	1,000,224
Enovis Corp.*	17,412	787,022
Central Garden & Pet Co. — Class A*	19,498	644,002
RadNet, Inc.*	10,595	624,258
Addus HomeCare Corp.*	5,048	586,123
LivaNova plc*	10,351	567,442
Ingredion, Inc.	4,743	544,022
ICF International, Inc.	3,175	471,361
Perdoceo Education Corp.	20,801	445,557
Integer Holdings Corp.*	2,929	339,149
Certara, Inc.*	24,453	338,674
Azenta, Inc.*	5,523	290,620
Total Consumer, Non-cyclical		9,155,103

Consumer, Cyclical - 9.8%
Rush Enterprises, Inc. — Class A	26,989	1,130,030
H&E Equipment Services, Inc.	18,636	823,152
Crocs, Inc.*	5,169	754,364
Sonic Automotive, Inc. — Class A	8,945	487,234
Alaska Air Group, Inc.*	11,992	484,477
MSC Industrial Direct Company, Inc. — Class A	4,531	359,354
AutoNation, Inc.*	2,124	338,523
MarineMax, Inc.*	9,293	300,814
Advance Auto Parts, Inc.	4,642	293,978
Macy’s, Inc.	13,170	252,864
Newell Brands, Inc.	22,864	146,558
Century Communities, Inc.	1,740	142,088
Methode Electronics, Inc.	10,734	111,097
Total Consumer, Cyclical		5,624,533

Energy - 9.8%
Liberty Energy, Inc. — Class A	56,221	1,174,457
Murphy Oil Corp.	27,505	1,134,306
CNX Resources Corp.*	40,226	977,492
Patterson-UTI Energy, Inc.	55,761	577,684
Diamondback Energy, Inc.	2,120	424,403
Baytex Energy Corp.	109,016	379,375
Talos Energy, Inc.*	29,247	355,351
Range Resources Corp.	8,907	298,652
ProPetro Holding Corp.*	32,309	280,119
Total Energy		5,601,839

Utilities - 4.6%
OGE Energy Corp.	30,576	1,091,563
Spire, Inc.	7,249	440,232
Black Hills Corp.	7,403	402,575
ALLETE, Inc.	5,769	359,697
Avista Corp.	9,559	330,837
Total Utilities		2,624,904

Basic Materials - 4.2%
Avient Corp.	15,796	689,496
Ashland, Inc.	6,259	591,413
Commercial Metals Co.	8,977	493,645
MP Materials Corp.*	26,853	341,839

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 83

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES Q (SMALL CAP VALUE SERIES)

	Shares	Value
Huntsman Corp.	14,242	$324,290
Total Basic Materials		2,440,683

Technology - 2.9%
Science Applications International Corp.	7,631	897,024
Amkor Technology, Inc.	18,498	740,290
Total Technology		1,637,314

Communications - 2.4%
Ciena Corp.*	9,083	437,619
Calix, Inc.*	10,580	374,850
TEGNA, Inc.	19,791	275,886
Luna Innovations, Inc.*	44,775	143,280
Gray Television, Inc.	25,944	134,909
Total Communications		1,366,544

Total Common Stocks
(Cost $47,198,166)		52,724,912

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,1	116,667	34
Total Convertible Preferred Stocks
(Cost $111,409)		34

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*
Expires 02/22/29	81,258	37,590
Total Rights
(Cost $—)		37,590

EXCHANGE-TRADED FUNDS**,† - 5.5%
SPDR S&P Biotech ETF	18,880	1,750,365
iShares Russell 2000 Value ETF	9,455	1,439,996
Total Exchange-Traded Funds
(Cost $2,513,307)		3,190,361

MONEY MARKET FUND**,† - 2.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[2]	1,443,626	1,443,626
Total Money Market Fund
(Cost $1,443,626)		1,443,626

Total Investments - 100.0%
(Cost $51,266,508)		$57,396,523
Other Assets & Liabilities, net - 0.0%		(4,556)
Total Net Assets - 100.0%		$57,391,967

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]

PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7-day yield as of June 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
SERIES Q (SMALL CAP VALUE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$52,724,912	$—	$—	$52,724,912
Convertible Preferred Stocks	—	—	34	34
Rights	37,590	—	—	37,590
Exchange-Traded Funds	3,190,361	—	—	3,190,361
Money Market Fund	1,443,626	—	—	1,443,626
Total Assets	$57,396,489	$—	$34	$57,396,523

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 85

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value (cost $51,266,508)	$57,396,523
Prepaid expenses	121
Receivables:
Dividends	63,964
Interest	8,611
Fund shares sold	340
Total assets	57,469,559

Liabilities:
Payable for:
Management fees	30,308
Professional fees	12,000
Distribution and service fees	11,263
Fund shares redeemed	10,232
Transfer agent/maintenance fees	4,478
Fund accounting/administration fees	1,293
Trustees’ fees*	1,041
Due to Investment Adviser	57
Miscellaneous	6,920
Total liabilities	77,592
Net assets	$57,391,967

Net assets consist of:
Paid in capital	$46,395,219
Total distributable earnings (loss)	10,996,748
Net assets	$57,391,967
Capital shares outstanding	1,325,077
Net asset value per share	$43.31

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends (net of foreign withholding tax of $540)	$555,008
Interest	30,882
Total investment income	585,890

Expenses:
Management fees	226,118
Distribution and service fees	75,373
Transfer agent/maintenance fees	14,435
Professional fees	17,610
Fund accounting/administration fees	16,043
Trustees’ fees*	7,071
Custodian fees	1,212
Line of credit fees	832
Miscellaneous	6,046
Recoupment of previously waived fees	260
Total expenses	365,000
Less:
Expenses waived by Adviser	(29,496)
Net expenses	335,504
Net investment income	250,386

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,357,681
Net realized gain	1,357,681
Net change in unrealized appreciation (depreciation) on:
Investments	(1,431,029)
Net change in unrealized appreciation (depreciation)	(1,431,029)
Net realized and unrealized loss	(73,348)
Net increase in net assets resulting from operations	$177,038

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Q (SMALL CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$250,386	$699,173
Net realized gain on investments	1,357,681	3,429,041
Net change in unrealized appreciation (depreciation) on investments	(1,431,029)	1,763,165
Net increase in net assets resulting from operations	177,038	5,891,379

Distributions to shareholders	—	(4,697,915)

Capital share transactions:
Proceeds from sale of shares	1,458,730	3,300,157
Distributions reinvested	—	4,697,915
Cost of shares redeemed	(6,463,056)	(11,356,057)
Net decrease from capital share transactions	(5,004,326)	(3,357,985)
Net decrease in net assets	(4,827,288)	(2,164,521)

Net assets:
Beginning of period	62,219,255	64,383,776
End of period	$57,391,967	$62,219,255

Capital share activity:
Shares sold	33,359	79,965
Shares issued from reinvestment of distributions	—	114,948
Shares redeemed	(149,398)	(276,354)
Net decrease in shares	(116,039)	(81,441)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 87

SERIES Q (SMALL CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$43.17	$42.29	$46.70	$37.30	$41.39	$36.18
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.47	.51	.27	.32	.32
Net gain (loss) on investments (realized and unrealized)	(.04)	3.68	(2.37)	9.47	(1.36)	7.62
Total from investment operations	.14	4.15	(1.86)	9.74	(1.04)	7.94
Less distributions from:
Net investment income	—	(.56)	(.31)	(.34)	(.37)	(.33)
Net realized gains	—	(2.71)	(2.24)	—	(2.68)	(2.40)
Total distributions	—	(3.27)	(2.55)	(.34)	(3.05)	(2.73)
Net asset value, end of period	$43.31	$43.17	$42.29	$46.70	$37.30	$41.39

Total Return[c]	0.32%	10.29%	(3.74%)	26.18%	(0.97%)	22.58%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$57,392	$62,219	$64,384	$73,837	$64,418	$74,015
Ratios to average net assets:
Net investment income (loss)	0.83%	1.15%	1.17%	0.61%	0.97%	0.80%
Total expenses[d]	1.21%	1.23%	1.21%	1.21%	1.29%	1.29%
Net expenses[e,f,g]	1.11%	1.11%	1.12%	1.13%	1.14%	1.14%
Portfolio turnover rate	13%	25%	38%	32%	32%	54%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.00%*	—	—	—	—	—

*	Less than 0.01%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
1.11%	1.11%	1.12%	1.13%	1.13%	1.14%

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
SERIES V (SMID CAP VALUE SERIES)

	Shares	Value
COMMON STOCKS† - 96.6%

Industrial - 22.3%
Teledyne Technologies, Inc.*	9,091	$3,527,126
Curtiss-Wright Corp.	11,638	3,153,665
Graphic Packaging Holding Co.	113,754	2,981,492
Kirby Corp.*	24,724	2,960,205
Summit Materials, Inc. — Class A*	58,969	2,158,855
Knight-Swift Transportation Holdings, Inc.	42,599	2,126,542
Coherent Corp.*	28,208	2,043,952
Advanced Energy Industries, Inc.	17,827	1,938,865
Arcosa, Inc.	23,028	1,920,766
MDU Resources Group, Inc.	67,949	1,705,520
Esab Corp.	17,760	1,677,077
Johnson Controls International plc	24,207	1,609,039
A O Smith Corp.	14,111	1,153,998
Littelfuse, Inc.	4,153	1,061,465
Park Aerospace Corp.	73,696	1,008,161
Timken Co.	10,309	826,060
Gates Industrial Corporation plc*	46,827	740,335
Sonoco Products Co.	14,545	737,723
GATX Corp.	3,418	452,406
NVE Corp.	4,870	363,740
Regal Rexnord Corp.	2,296	310,465
Stoneridge, Inc.*	17,339	276,730
Total Industrial		34,734,187

Financial - 19.3%
Unum Group	85,948	4,392,802
Jefferies Financial Group, Inc.	78,073	3,884,912
Stifel Financial Corp.	43,924	3,696,205
Old Republic International Corp.	112,351	3,471,646
First Horizon Corp.	157,270	2,480,148
Alexandria Real Estate Equities, Inc. REIT	19,006	2,223,132
Prosperity Bancshares, Inc.	31,653	1,935,264
Jones Lang LaSalle, Inc.*	8,839	1,814,470
First Merchants Corp.	48,927	1,628,780
Stewart Information Services Corp.	20,658	1,282,449
WisdomTree, Inc.	119,831	1,187,525
Apple Hospitality REIT, Inc.	76,398	1,110,827
Axos Financial, Inc.*	17,465	998,125
Total Financial		30,106,285

Consumer, Non-cyclical - 16.0%
Encompass Health Corp.	39,104	3,354,732
Ingredion, Inc.	27,991	3,210,568
MGP Ingredients, Inc.	41,461	3,084,698
Euronet Worldwide, Inc.*	28,040	2,902,140
Integer Holdings Corp.*	22,296	2,581,654
Enovis Corp.*	44,942	2,031,379
RadNet, Inc.*	27,947	1,646,637
Central Garden & Pet Co. — Class A*	46,224	1,526,770
ICF International, Inc.	8,167	1,212,473
LivaNova plc*	16,420	900,144
Quest Diagnostics, Inc.	6,021	824,155
Azenta, Inc.*	14,247	749,677
Certara, Inc.*	45,799	634,316
Conagra Brands, Inc.	12,582	357,580
Total Consumer, Non-cyclical		25,016,923

Technology - 8.4%
Teradyne, Inc.	25,467	3,776,502
Leidos Holdings, Inc.	19,309	2,816,797
MACOM Technology Solutions Holdings, Inc.*	21,155	2,358,148
Science Applications International Corp.	18,106	2,128,360
Amkor Technology, Inc.	49,612	1,985,472
Total Technology		13,065,279

Consumer, Cyclical - 7.8%
H&E Equipment Services, Inc.	48,553	2,144,586
MSC Industrial Direct Company, Inc. — Class A	22,183	1,759,334
Crocs, Inc.*	11,874	1,732,892
Sonic Automotive, Inc. — Class A	23,754	1,293,881
Ralph Lauren Corp. — Class A	5,538	969,482
AutoNation, Inc.*	5,640	898,903
Lakeland Industries, Inc.	35,963	824,991
Advance Auto Parts, Inc.	12,098	766,166
Lear Corp.	6,168	704,447
Century Communities, Inc.	4,653	379,964
Newell Brands, Inc.	59,067	378,619
Methode Electronics, Inc.	28,441	294,365
Total Consumer, Cyclical		12,147,630

Basic Materials - 7.5%
Reliance, Inc.	8,565	2,446,164
Avient Corp.	45,219	1,973,809
Westlake Corp.	12,969	1,878,171
Ashland, Inc.	17,088	1,614,645
Huntsman Corp.	64,045	1,458,305
Nucor Corp.	9,033	1,427,937
MP Materials Corp.*	70,831	901,678
Total Basic Materials		11,700,709

Utilities - 7.3%
Pinnacle West Capital Corp.	47,971	3,664,025
OGE Energy Corp.	98,854	3,529,088
Evergy, Inc.	65,193	3,453,273
Black Hills Corp.	14,897	810,099
Total Utilities		11,456,485

Energy - 6.5%
Diamondback Energy, Inc.	16,878	3,378,807
Murphy Oil Corp.	41,143	1,696,737
Liberty Energy, Inc. — Class A	68,891	1,439,133
Equities Corp.	30,561	1,130,146
Kinder Morgan, Inc.	47,986	953,482
Talos Energy, Inc.*	77,945	947,032
Patterson-UTI Energy, Inc.	49,799	515,917
HydroGen Corp.*,†††,1	672,346	1
Total Energy		10,061,255

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 89

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES V (SMID CAP VALUE SERIES)

	Shares	Value
Communications - 1.5%
Calix, Inc.*	27,564	$976,592
Ciena Corp.*	19,837	955,747
Luna Innovations, Inc.*	116,725	373,520
Total Communications		2,305,859

Total Common Stocks
(Cost $124,460,591)		150,594,612

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Industrial - 0.0%
Thermoenergy Corp.*,2	308,333	90
Total Convertible Preferred Stocks
(Cost $294,438)		90

RIGHTS† - 0.1%
Basic Materials - 0.1%
Pan American Silver Corp.*	220,317	101,919
Total Rights
(Cost $—)		101,919

MONEY MARKET FUND†,** - 3.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[3]	5,170,480	5,170,480
Total Money Market Fund
(Cost $5,170,480)		5,170,480

Total Investments - 100.0%
(Cost $129,925,509)		$155,867,101
Other Assets & Liabilities, net - 0.0%		(21,277)
Total Net Assets - 100.0%		$155,845,824

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer.
[2]

PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Rate indicated is the 7-day yield as of June 30, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
SERIES V (SMID CAP VALUE SERIES)

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$150,594,611	$—	$1	$150,594,612
Convertible Preferred Stocks	—	—	90	90
Rights	101,919	—	—	101,919
Money Market Fund	5,170,480	—	—	5,170,480
Total Assets	$155,867,010	$—	$91	$155,867,101

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments, result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Common Stocks
HydroGen Corp. *	$1	$—	$—	$—	$—	$1	672,346	$—

*	Non-income producing security.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 91

SERIES V (SMID CAP VALUE SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $127,353,934)	$155,867,100
Investments in affiliated issuers, at value (cost $2,571,575)	1
Cash	1,981
Prepaid expenses	625
Receivables:
Dividends	134,990
Interest	12,448
Fund shares sold	9,698
Total assets	156,026,843

Liabilities:
Payable for:
Management fees	61,451
Fund shares redeemed	52,633
Distribution and service fees	29,829
Printing fees	10,655
Professional fees	9,199
Trustees’ fees*	2,654
Transfer agent/maintenance fees	1,966
Fund accounting/administration fees	1,378
Due to Investment Adviser	95
Miscellaneous	11,159
Total liabilities	181,019
Net assets	$155,845,824

Net assets consist of:
Paid in capital	$118,446,006
Total distributable earnings (loss)	37,399,818
Net assets	$155,845,824
Capital shares outstanding	2,097,475
Net asset value per share	$74.30

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers	$1,374,506
Interest	64,279
Total investment income	1,438,785

Expenses:
Management fees	595,775
Distribution and service fees	198,591
Transfer agent/maintenance fees	12,299
Fund accounting/administration fees	34,932
Professional fees	16,645
Trustees’ fees*	7,666
Custodian fees	3,563
Line of credit fees	2,123
Miscellaneous	8,759
Recoupment of previously waived fees	524
Total expenses	880,877
Less:
Expenses reimbursed by Adviser	(1,955)
Expenses waived by Adviser	(177,882)
Total waived/reimbursed expenses	(179,837)
Net expenses	701,040
Net investment income	737,745

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	4,507,608
Net realized gain	4,507,608
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(446,140)
Net change in unrealized appreciation (depreciation)	(446,140)
Net realized and unrealized gain	4,061,468
Net increase in net assets resulting from operations	$4,799,213

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES V (SMID CAP VALUE SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$737,745	$2,072,415
Net realized gain on investments	4,507,608	5,467,881
Net change in unrealized appreciation (depreciation) on investments	(446,140)	7,076,248
Net increase in net assets resulting from operations	4,799,213	14,616,544

Distributions to shareholders	—	(13,654,917)

Capital share transactions:
Proceeds from sale of shares	2,655,846	2,665,048
Distributions reinvested	—	13,654,917
Cost of shares redeemed	(12,165,052)	(21,793,940)
Net decrease from capital share transactions	(9,509,206)	(5,473,975)
Net decrease in net assets	(4,709,993)	(4,512,348)

Net assets:
Beginning of period	160,555,817	165,068,165
End of period	$155,845,824	$160,555,817

Capital share activity:
Shares sold	36,979	37,002
Shares issued from reinvestment of distributions	—	195,433
Shares redeemed	(164,739)	(310,727)
Net decrease in shares	(127,760)	(78,292)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 93

SERIES V (SMID CAP VALUE SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$72.15	$71.66	$83.11	$68.31	$69.18	$61.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.34	.91	1.03	.61	1.21	.68
Net gain (loss) on investments (realized and unrealized)	1.81	5.86	(3.04)	15.53	1.10 [h]	15.01
Total from investment operations	2.15	6.77	(2.01)	16.14	2.31	15.69
Less distributions from:
Net investment income	—	(1.10)	(.70)	(1.34)	(.77)	(.64)
Net realized gains	—	(5.18)	(8.74)	—	(2.41)	(7.57)
Total distributions	—	(6.28)	(9.44)	(1.34)	(3.18)	(8.21)
Net asset value, end of period	$74.30	$72.15	$71.66	$83.11	$68.31	$69.18

Total Return[c]	2.98%	9.73%	(1.86%)	23.75%	4.30%	26.70%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$155,846	$160,556	$165,068	$187,373	$172,440	$195,207
Ratios to average net assets:
Net investment income (loss)	0.93%	1.30%	1.36%	0.76%	2.05%	1.01%
Total expenses[d]	1.11%	1.15%	1.13%	1.14%	1.22%	1.19%
Net expenses[e,f,g]	0.88%	0.88%	0.89%	0.90%	0.90%	0.91%
Portfolio turnover rate	17%	28%	40%	34%	38%	41%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	The portion of the ratios of net expenses to average net assets attributable to recoupments of prior fee reductions or expense reimbursements for the years presented was as follows:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.00%*	—	—	—	—	—

*	Less than 0.01%

[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.88%	0.88%	0.89%	0.90%	0.90%	0.91%

[h]

The amount shown for a share outstanding throughout the period does not agree with the aggregate net loss on investments for the period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Shares	Value
COMMON STOCKS† - 25.8%

Industrial - 7.0%
Mueller Industries, Inc.	2,546	$144,969
Boise Cascade Co.	985	117,432
Fabrinet*	418	102,322
AZZ, Inc.	1,223	94,477
Armstrong World Industries, Inc.	827	93,650
Griffon Corp.	1,308	83,529
Apogee Enterprises, Inc.	1,217	76,470
Tennant Co.	753	74,125
Applied Industrial Technologies, Inc.	360	69,840
UFP Industries, Inc.	592	66,304
Vontier Corp.	1,733	66,201
Acuity Brands, Inc.	271	65,430
Timken Co.	809	64,825
Terex Corp.	1,176	64,492
Watts Water Technologies, Inc. — Class A	319	58,495
Dorian LPG Ltd.	1,301	54,590
Lindsay Corp.	430	52,839
American Woodmark Corp.*	649	51,011
Badger Meter, Inc.	267	49,755
AeroVironment, Inc.*	267	48,636
Frontdoor, Inc.*	1,325	44,772
Worthington Enterprises, Inc.	845	39,994
Simpson Manufacturing Company, Inc.	215	36,234
Itron, Inc.*	357	35,329
Enerpac Tool Group Corp.	908	34,667
SPX Technologies, Inc.*	241	34,256
Fortune Brands Innovations, Inc.	527	34,223
Donaldson Company, Inc.	474	33,920
Powell Industries, Inc.	194	27,820
John Bean Technologies Corp.	220	20,893
Total Industrial		1,841,500

Consumer, Cyclical - 5.1%
Meritage Homes Corp.	649	105,041
Abercrombie & Fitch Co. — Class A*	581	103,325
GMS, Inc.*	1,224	98,667
Steven Madden Ltd.	2,221	93,948
Group 1 Automotive, Inc.	292	86,806
M/I Homes, Inc.*	588	71,818
Patrick Industries, Inc.	613	66,541
Installed Building Products, Inc.	298	61,293
MSC Industrial Direct Company, Inc. — Class A	765	60,672
Buckle, Inc.	1,470	54,302
Kontoor Brands, Inc.	820	54,243
Boot Barn Holdings, Inc.*	389	50,154
Golden Entertainment, Inc.	1,543	48,003
Signet Jewelers Ltd.	518	46,402
Tri Pointe Homes, Inc.*	1,079	40,193
Green Brick Partners, Inc.*	665	38,064
Wingstop, Inc.	89	37,617
Travel + Leisure Co.	835	37,558
KB Home	513	36,002
Dine Brands Global, Inc.	939	33,992
Light & Wonder, Inc. — Class A*	293	30,730
Vista Outdoor, Inc.*	801	30,158
Dave & Buster’s Entertainment, Inc.*	606	24,125
Murphy USA, Inc.	47	22,064
Total Consumer, Cyclical		1,331,718

Consumer, Non-cyclical - 3.7%
Innoviva, Inc.*	4,572	74,981
Alarm.com Holdings, Inc.*	1,159	73,643
Collegium Pharmaceutical, Inc.*	2,204	70,969
Catalyst Pharmaceuticals, Inc.*	4,553	70,526
Jazz Pharmaceuticals plc*	615	65,639
Alkermes plc*	2,546	61,358
Stride, Inc.*	789	55,624
LiveRamp Holdings, Inc.*	1,556	48,143
Halozyme Therapeutics, Inc.*	885	46,339
Amphastar Pharmaceuticals, Inc.*	1,137	45,480
Upbound Group, Inc.	1,357	41,660
Adtalem Global Education, Inc.*	545	37,174
H&R Block, Inc.	621	33,677
ANI Pharmaceuticals, Inc.*	517	32,922
Perdoceo Education Corp.	1,420	30,416
Xencor, Inc.*	1,545	29,247
Corcept Therapeutics, Inc.*	859	27,909
PROG Holdings, Inc.	763	26,461
Harmony Biosciences Holdings, Inc.*	844	25,463
Ironwood Pharmaceuticals, Inc. — Class A*	3,488	22,742
Ensign Group, Inc.	168	20,780
OraSure Technologies, Inc.*	4,823	20,546
OmniAb, Inc.*	1	2
Ligand Pharmaceuticals, Inc.*,††	89	—
Ligand Pharmaceuticals, Inc.*,††	89	—
Total Consumer, Non-cyclical		961,701

Technology - 3.5%
Axcelis Technologies, Inc.*	669	95,125
Progress Software Corp.	1,364	74,011
Dropbox, Inc. — Class A*	3,153	70,848
FormFactor, Inc.*	1,075	65,070
Qualys, Inc.*	434	61,889
SPS Commerce, Inc.*	326	61,340
Box, Inc. — Class A*	2,067	54,651
ACI Worldwide, Inc.*	1,343	53,169
Cirrus Logic, Inc.*	397	50,681
Photronics, Inc.*	1,770	43,666
Insight Enterprises, Inc.*	212	42,052
CommVault Systems, Inc.*	333	40,483
Teradata Corp.*	1,157	39,986
MACOM Technology Solutions Holdings, Inc.*	346	38,568
Adeia, Inc.	3,437	38,443
BlackLine, Inc.*	750	36,338
DoubleVerify Holdings, Inc.*	1,831	35,650
Appfolio, Inc. — Class A*	97	23,723
Total Technology		925,693

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 95

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

	Shares	Value
Financial - 2.6%
First BanCorp	5,402	$98,803
OFG Bancorp	2,430	91,003
Preferred Bank/Los Angeles CA	1,073	81,001
Pathward Financial, Inc.	1,211	68,506
Westamerica BanCorp	1,195	57,993
Marathon Digital Holdings, Inc.*	2,624	52,087
BancFirst Corp.	578	50,691
Bancorp, Inc.*	1,295	48,899
NMI Holdings, Inc. — Class A*	1,073	36,525
MGIC Investment Corp.	1,680	36,204
SiriusPoint Ltd.*	2,183	26,632
Palomar Holdings, Inc.*	271	21,992
HCI Group, Inc.	212	19,540
Total Financial		689,876

Energy - 2.1%
Liberty Energy, Inc. — Class A	4,260	88,991
CVR Energy, Inc.	2,717	72,734
SM Energy Co.	1,628	70,378
Magnolia Oil & Gas Corp. — Class A	2,544	64,465
Northern Oil and Gas, Inc.	1,700	63,189
Alpha Metallurgical Resources, Inc.	156	43,763
Par Pacific Holdings, Inc.*	1,694	42,774
Warrior Met Coal, Inc.	654	41,052
CONSOL Energy, Inc.*	372	37,955
REX American Resources Corp.*	525	23,935
Total Energy		549,236

Communications - 1.1%
InterDigital, Inc.	873	101,757
Yelp, Inc. — Class A*	2,185	80,736
Extreme Networks, Inc.*	2,865	38,534
Ciena Corp.*	697	33,581
A10 Networks, Inc.	2,070	28,670
Total Communications		283,278

Basic Materials - 0.5%
ATI, Inc.*	1,458	80,846
Cabot Corp.	315	28,945
NewMarket Corp.	38	19,592
Total Basic Materials		129,383

Utilities - 0.2%
Otter Tail Corp.	542	47,474

Total Common Stocks
(Cost $6,416,309)		6,759,859

MUTUAL FUNDS† - 71.2%
Guggenheim Variable Insurance Strategy Fund III[1]	289,529	7,154,266
Guggenheim Strategy Fund III[1]	277,665	6,866,648
Guggenheim Strategy Fund II1	175,054	4,315,070
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	32,386	321,915
Total Mutual Funds
(Cost $18,688,296)		18,657,899

MONEY MARKET FUND***,† - 2.6%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[2]	692,291	692,291
Total Money Market Fund
(Cost $692,291)		692,291

Total Investments - 99.6%
(Cost $25,796,896)		$26,110,049
Other Assets & Liabilities, net - 0.4%		91,907
Total Net Assets - 100.0%		$26,201,956

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	1	Sep 2024	$103,320	$975
NASDAQ-100 Index Mini Futures Contracts	1	Sep 2024	398,650	(5,293)
			$501,970	$(4,318)

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 2000 Growth Index	Pay	5.79% (Federal Funds Rate + 0.46%)	At Maturity	09/30/24	2,010	$19,664,150	$—

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2024.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$6,759,859	$—	*	$—	$6,759,859
Mutual Funds	18,657,899	—		—	18,657,899
Money Market Fund	692,291	—		—	692,291
Equity Futures Contracts**	975	—		—	975
Equity Index Swap Agreements**	—	—	*	—	—
Total Assets	$26,111,024	$—		$—	$26,111,024

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$5,293	$—	$—	$5,293

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 97

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$3,891,748	$1,600,489	$(1,202,110)	$15,281	$9,662	$4,315,070	175,054	$128,773
Guggenheim Strategy Fund III	6,638,163	179,247	—	—	49,238	6,866,648	277,665	180,398
Guggenheim Ultra Short Duration Fund — Institutional Class	310,899	8,147	—	—	2,869	321,915	32,386	8,203
Guggenheim Variable Insurance Strategy Fund III	6,914,473	188,493	—	—	51,300	7,154,266	289,529	189,651
	$17,755,283	$1,976,376	$(1,202,110)	$15,281	$113,069	$18,657,899		$507,025

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $7,108,600)	$7,452,150
Investments in affiliated issuers, at value (cost $18,688,296)	18,657,899
Cash	177
Segregated cash with broker	845,000
Prepaid expenses	51
Receivables:
Dividends	82,398
Fund shares sold	6,766
Interest	3,472
Total assets	27,047,913

Liabilities:
Payable for:
Swap settlement	725,736
Securities purchased	79,168
Management fees	6,685
Distribution and service fees	5,018
Transfer agent/maintenance fees	1,953
Variation margin on futures contracts	1,825
Trustees’ fees*	1,270
Fund accounting/administration fees	911
Miscellaneous	23,391
Total liabilities	845,957
Net assets	$26,201,956

Net assets consist of:
Paid in capital	$29,571,692
Total distributable earnings (loss)	(3,369,736)
Net assets	$26,201,956
Capital shares outstanding	943,270
Net asset value per share	$27.78

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $308)	$39,489
Dividends from securities of affiliated issuers	507,025
Interest	27,634
Total investment income	574,148

Expenses:
Management fees	98,831
Distribution and service fees	32,944
Transfer agent/maintenance fees	12,412
Interest expense	29,709
Professional fees	16,894
Fund accounting/administration fees	9,538
Custodian fees	7,957
Trustees’ fees*	6,961
Line of credit fees	376
Miscellaneous	5,509
Total expenses	221,131
Less:
Expenses reimbursed by Adviser	(69)
Expenses waived by Adviser	(55,648)
Total waived/reimbursed expenses	(55,717)
Net expenses	165,414
Net investment income	408,734

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	675,540
Investments in affiliated issuers	15,281
Swap agreements	2,500,446
Futures contracts	55,420
Net realized gain	3,246,687
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(563,599)
Investments in affiliated issuers	113,069
Swap agreements	(2,133,893)
Futures contracts	(53,060)
Net change in unrealized appreciation (depreciation)	(2,637,483)
Net realized and unrealized gain	609,204
Net increase in net assets resulting from operations	$1,017,938

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 99

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$408,734	$784,872
Net realized gain on investments	3,246,687	849,271
Net change in unrealized appreciation (depreciation) on investments	(2,637,483)	3,206,582
Net increase in net assets resulting from operations	1,017,938	4,840,725

Distributions to shareholders	—	(356,250)

Capital share transactions:
Proceeds from sale of shares	212,421	1,135,100
Distributions reinvested	—	356,250
Cost of shares redeemed	(1,657,970)	(3,638,989)
Net decrease from capital share transactions	(1,445,549)	(2,147,639)
Net increase (decrease) in net assets	(427,611)	2,336,836

Net assets:
Beginning of period	26,629,567	24,292,731
End of period	$26,201,956	$26,629,567

Capital share activity:
Shares sold	7,755	46,743
Shares issued from reinvestment of distributions	—	13,755
Shares redeemed	(60,571)	(149,718)
Net decrease in shares	(52,816)	(89,220)

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES X (STYLEPLUS—SMALL GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$26.73	$22.38	$46.01	$44.91	$34.53	$30.87
Income (loss) from investment operations:
Net investment income (loss)[b]	.42	.75	.38	.10	.17	.42
Net gain (loss) on investments (realized and unrealized)	.63	3.94	(12.10)	2.82	10.65	7.28
Total from investment operations	1.05	4.69	(11.72)	2.92	10.82	7.70
Less distributions from:
Net investment income	—	(.34)	(.11)	(.19)	(.44)	(.22)
Net realized gains	—	—	(11.80)	(1.63)	—	(3.82)
Total distributions	—	(.34)	(11.91)	(1.82)	(.44)	(4.04)
Net asset value, end of period	$27.78	$26.73	$22.38	$46.01	$44.91	$34.53

Total Return[c]	3.93%	21.01%	(26.61%)	6.54%	31.82%	25.68%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,202	$26,630	$24,293	$37,011	$37,989	$33,036
Ratios to average net assets:
Net investment income (loss)	3.10%	3.11%	1.29%	0.22%	0.49%	1.24%
Total expenses[d]	1.68%	1.65%	1.43%	1.39%	1.50%	1.62%
Net expenses[e,f]	1.26%	1.19%	1.05%	1.00%	1.02%	1.11%
Portfolio turnover rate	40%	80%	73%	64%	86%	59%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
1.03%	1.03%	1.04%	1.00%	1.01%	1.03%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 101

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

	Shares	Value
COMMON STOCKS† - 21.9%

Technology - 10.2%
Microsoft Corp.	3,213	$1,436,049
Apple, Inc.	6,187	1,303,106
NVIDIA Corp.	9,760	1,205,750
Oracle Corp.	1,693	239,052
Applied Materials, Inc.	909	214,515
Broadcom, Inc.	117	187,847
KLA Corp.	214	176,445
QUALCOMM, Inc.	824	164,124
NXP Semiconductor N.V.	522	140,465
NetApp, Inc.	997	128,413
Microchip Technology, Inc.	1,397	127,826
Akamai Technologies, Inc.*	1,320	118,906
ON Semiconductor Corp.*	1,702	116,672
Synopsys, Inc.*	71	42,249
Advanced Micro Devices, Inc.*	212	34,389
Total Technology		5,635,808

Communications - 4.0%
Alphabet, Inc. — Class C	4,385	804,297
Amazon.com, Inc.*	3,604	696,473
Meta Platforms, Inc. — Class A	760	383,207
Motorola Solutions, Inc.	365	140,908
Expedia Group, Inc.*	1,076	135,565
Netflix, Inc.*	55	37,119
Total Communications		2,197,569

Industrial - 2.5%
Caterpillar, Inc.	502	167,216
Deere & Co.	389	145,342
Fortive Corp.	1,763	130,638
TE Connectivity Ltd.	844	126,963
Masco Corp.	1,801	120,073
A O Smith Corp.	1,468	120,053
Allegion plc	1,010	119,332
Builders FirstSource, Inc.*	850	117,648
Snap-on, Inc.	448	117,103
Jabil, Inc.	1,057	114,991
Generac Holdings, Inc.*	543	71,795
Total Industrial		1,351,154

Consumer, Non-cyclical - 2.4%
Eli Lilly & Co.	233	210,953
AbbVie, Inc.	1,013	173,750
Merck & Company, Inc.	1,372	169,854
Regeneron Pharmaceuticals, Inc.*	145	152,400
United Rentals, Inc.	217	140,340
HCA Healthcare, Inc.	395	126,906
Molina Healthcare, Inc.*	397	118,028
DaVita, Inc.*	829	114,874
Vertex Pharmaceuticals, Inc.*	196	91,869
Total Consumer, Non-cyclical		1,298,974

Consumer, Cyclical - 2.0%
DR Horton, Inc.	956	134,729
Tesla, Inc.*	675	133,569
PACCAR, Inc.	1,252	128,881
PulteGroup, Inc.	1,137	125,184
Las Vegas Sands Corp.	2,804	124,077
Lennar Corp. — Class A	810	121,394
Domino’s Pizza, Inc.	232	119,789
Delta Air Lines, Inc.	2,517	119,406
Wynn Resorts Ltd.	1,306	116,887
Total Consumer, Cyclical		1,123,916

Financial - 0.4%
Arch Capital Group Ltd.*	1,358	137,009
Mastercard, Inc. — Class A	79	34,852
Visa, Inc. — Class A	128	33,596
Total Financial		205,457

Energy - 0.2%
Marathon Petroleum Corp.	768	133,233

Basic Materials - 0.2%
CF Industries Holdings, Inc.	1,582	117,258

Total Common Stocks
(Cost $9,274,956)		12,063,369

MUTUAL FUNDS† - 75.9%
Guggenheim Strategy Fund III[1]	576,175	14,248,812
Guggenheim Variable Insurance Strategy Fund III[1]	512,713	12,669,140
Guggenheim Strategy Fund II1	432,911	10,671,258
Guggenheim Ultra Short Duration Fund — Institutional Class[1]	420,135	4,176,145
Total Mutual Funds
(Cost $41,765,871)		41,765,355

MONEY MARKET FUND***,† - 3.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 5.18%[2]	2,170,323	2,170,323
Total Money Market Fund
(Cost $2,170,323)		2,170,323

Total Investments - 101.7%
(Cost $53,211,150)		$55,999,047
Other Assets & Liabilities, net - (1.7)%		(939,715)
Total Net Assets - 100.0%		$55,059,332

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	3	Sep 2024	$828,525	$(3,578)
NASDAQ-100 Index Mini Futures Contracts	1	Sep 2024	398,650	(5,292)
			$1,227,175	$(8,870)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Wells Fargo Bank, N.A.	Russell 1000 Growth Index	Pay	6.13% (Federal Funds Rate + 0.80%)	At Maturity	09/30/24	11,463	$43,257,705	$—

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
***	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer.
[2]	Rate indicated is the 7-day yield as of June 30, 2024.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$12,063,369	$—		$—	$12,063,369
Mutual Funds	41,765,355	—		—	41,765,355
Money Market Fund	2,170,323	—		—	2,170,323
Equity Index Swap Agreements**	—	—	*	—	—
Total Assets	$55,999,047	$—		$—	$55,999,047

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$8,870	$—	$—	$8,870

*	Security has a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 103

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Guggenheim Strategy Funds”), each of which are open-end management investment companies managed by GI. The Guggenheim Strategy Funds, which launched on March 11, 2014, are offered as short term investment options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Guggenheim Strategy Funds pay no investment management fees. The Guggenheim Strategy Funds’ annual report on Form N-CSR dated September 30, 2023 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000182126823000217/gug86449-ncsr.htm. The Fund may invest in certain of the underlying series of Guggenheim Funds Trust, which are open-end management investment companies managed by GI, are available to the public and whose most recent annual report on Form N-CSR is available publicly or upon request.

Transactions during the period ended June 30, 2024, in which the company is an affiliated issuer, were as follows:

Security Name	Value 12/31/23	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 06/30/24	Shares 06/30/24	Investment Income
Mutual Funds
Guggenheim Strategy Fund II	$10,652,769	$2,293,552	$(2,328,740)	$26,837	$26,840	$10,671,258	432,911	$280,648
Guggenheim Strategy Fund III	10,621,790	3,529,351	–	–	97,671	14,248,812	576,175	360,503
Guggenheim Ultra Short Duration Fund — Institutional Class	4,033,244	105,692	–	–	37,209	4,176,145	420,135	106,415
Guggenheim Variable Insurance Strategy Fund III	10,670,930	1,915,091	–	–	83,119	12,669,140	512,713	316,578
	$35,978,733	$7,843,686	$(2,328,740)	$26,837	$244,839	$41,765,355		$1,064,144

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments in unaffiliated issuers, at value (cost $11,445,279)	$14,233,692
Investments in affiliated issuers, at value (cost $41,765,871)	41,765,355
Segregated cash with broker	145,000
Prepaid expenses	173
Receivables:
Swap settlement	2,751,546
Dividends	173,909
Interest	10,475
Fund shares sold	886
Total assets	59,081,036

Liabilities:
Segregated cash due to broker	3,080,000
Payable for:
Fund shares redeemed	700,690
Securities purchased	171,245
Management fees	17,952
Distribution and service fees	10,544
Variation margin on futures contracts	5,515
Transfer agent/maintenance fees	1,918
Trustees’ fees*	1,101
Fund accounting/administration fees	1,026
Miscellaneous	31,713
Total liabilities	4,021,704
Net assets	$55,059,332

Net assets consist of:
Paid in capital	$41,517,798
Total distributable earnings (loss)	13,541,534
Net assets	$55,059,332
Capital shares outstanding	2,400,014
Net asset value per share	$22.94

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $159)	$42,421
Dividends from securities of affiliated issuers	1,064,144
Interest	54,473
Total investment income	1,161,038

Expenses:
Management fees	169,652
Distribution and service fees	65,251
Transfer agent/maintenance fees	12,300
Interest expense	98,698
Professional fees	18,270
Fund accounting/administration fees	14,488
Trustees’ fees*	7,069
Custodian fees	5,129
Line of credit fees	630
Miscellaneous	5,526
Total expenses	397,013
Less:
Expenses waived by Adviser	(67,917)
Net expenses	329,096
Net investment income	831,942

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	655,501
Investments in affiliated issuers	26,837
Swap agreements	11,382,393
Futures contracts	129,705
Net realized gain	12,194,436
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,396,684
Investments in affiliated issuers	244,839
Swap agreements	(4,776,102)
Futures contracts	(23,030)
Net change in unrealized appreciation (depreciation)	(3,157,609)
Net realized and unrealized gain	9,036,827
Net increase in net assets resulting from operations	$9,868,769

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 105

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$831,942	$1,441,067
Net realized gain on investments	12,194,436	6,130,097
Net change in unrealized appreciation (depreciation) on investments	(3,157,609)	6,677,620
Net increase in net assets resulting from operations	9,868,769	14,248,784

Distributions to shareholders	—	(586,749)

Capital share transactions:
Proceeds from sale of shares	1,704,405	3,844,874
Distributions reinvested	—	586,749
Cost of shares redeemed	(5,243,246)	(6,425,230)
Net decrease from capital share transactions	(3,538,841)	(1,993,607)
Net increase in net assets	6,329,928	11,668,428

Net assets:
Beginning of period	48,729,404	37,060,976
End of period	$55,059,332	$48,729,404

Capital share activity:
Shares sold	82,628	226,502
Shares issued from reinvestment of distributions	—	33,414
Shares redeemed	(246,211)	(389,335)
Net decrease in shares	(163,583)	(129,419)

106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Y (STYLEPLUS—LARGE GROWTH SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$19.01	$13.76	$26.38	$25.79	$19.82	$16.47
Income (loss) from investment operations:
Net investment income (loss)[b]	.33	.55	.24	.09	.16	.28
Net gain (loss) on investments (realized and unrealized)	3.60	4.92	(7.87)	6.51	7.07	5.13
Total from investment operations	3.93	5.47	(7.63)	6.60	7.23	5.41
Less distributions from:
Net investment income	—	(.22)	(.09)	(.17)	(.28)	(.38)
Net realized gains	—	—	(4.90)	(5.84)	(.98)	(1.68)
Total distributions	—	(.22)	(4.99)	(6.01)	(1.26)	(2.06)
Net asset value, end of period	$22.94	$19.01	$13.76	$26.38	$25.79	$19.82

Total Return[c]	20.67%	39.91%	(30.69%)	27.77%	37.87%	33.92%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,059	$48,729	$37,061	$57,977	$49,478	$40,187
Ratios to average net assets:
Net investment income (loss)	3.19%	3.35%	1.34%	0.34%	0.73%	1.51%
Total expenses[d]	1.52%	1.51%	1.21%	1.20%	1.29%	1.44%
Net expenses[e,f]	1.26%	1.18%	0.92%	0.88%	0.88%	0.97%
Portfolio turnover rate	21%	57%	65%	40%	66%	47%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

06/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
0.88%	0.88%	0.89%	0.87%	0.88%	0.90%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 107

SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2024
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value
COMMON STOCKS† - 93.4%

Industrial - 17.7%
Apogee Enterprises, Inc.[1]	552	$34,685
Mueller Industries, Inc.[1]	598	34,050
Vontier Corp.	870	33,234
Vishay Intertechnology, Inc.	1,484	33,093
Avnet, Inc.	637	32,799
International Seaways, Inc.	544	32,167
Teekay Corp.*	3,502	31,413
TD SYNNEX Corp.[1]	266	30,696
Caterpillar, Inc.	89	29,646
Teekay Tankers Ltd. — Class A	426	29,313
Acuity Brands, Inc.	121	29,214
Sonoco Products Co.	561	28,454
Boise Cascade Co.[1]	232	27,659
Scorpio Tankers, Inc.	312	25,362
UFP Industries, Inc.[1]	226	25,312
Snap-on, Inc.	95	24,832
Owens Corning	133	23,105
Atkore, Inc.	130	17,541
Terex Corp.[1]	316	17,330
Griffon Corp.	256	16,348
AGCO Corp.	127	12,431
Dorian LPG Ltd.	262	10,994
AZZ, Inc.	141	10,893
Lindsay Corp.	81	9,953
Argan, Inc.[1]	133	9,730
Ardmore Shipping Corp.	400	9,012
Mettler-Toledo International, Inc.*,1	6	8,386
Masterbrand, Inc.*	477	7,002
Kennametal, Inc.	295	6,944
Total Industrial		641,598

Consumer, Cyclical - 16.7%
General Motors Co.[1]	758	35,217
Allison Transmission Holdings, Inc.[1]	457	34,686
Cummins, Inc.	123	34,062
Lennar Corp. — Class A1	217	32,522
PACCAR, Inc.[1]	314	32,323
Lear Corp.	281	32,093
MSC Industrial Direct Company, Inc. — Class A	404	32,041
GMS, Inc.*	379	30,551
KB Home	410	28,774
Monarch Casino & Resort, Inc.[1]	421	28,683
BorgWarner, Inc.	871	28,081
Polaris, Inc.	356	27,878
Buckle, Inc.	669	24,713
M/I Homes, Inc.*	167	20,397
Meritage Homes Corp.	120	19,422
Carter’s, Inc.	312	19,335
Visteon Corp.*	165	17,606
Movado Group, Inc.	681	16,930
MasterCraft Boat Holdings, Inc.*	787	14,859
Wabash National Corp.	663	14,480
Mattel, Inc.*	831	13,512
Dillard’s, Inc. — Class A	29	12,771
Toll Brothers, Inc.	108	12,440
Build-A-Bear Workshop, Inc. — Class A1	426	10,765
Ethan Allen Interiors, Inc.	379	10,570
Golden Entertainment, Inc.[1]	314	9,768
Sonos, Inc.*	655	9,668
Total Consumer, Cyclical		604,147

Consumer, Non-cyclical - 16.6%
United Therapeutics Corp.*,1	122	38,863
Gilead Sciences, Inc.[1]	534	36,638
Innoviva, Inc.*,1	2,137	35,047
Neurocrine Biosciences, Inc.*	253	34,830
Bristol-Myers Squibb Co.[1]	832	34,553
Johnson & Johnson[1]	233	34,055
Jazz Pharmaceuticals plc*	318	33,940
Merck & Company, Inc.[1]	265	32,807
Molina Healthcare, Inc.*	93	27,649
Collegium Pharmaceutical, Inc.*	790	25,438
Royalty Pharma plc — Class A	952	25,104
United Rentals, Inc.	33	21,342
Catalyst Pharmaceuticals, Inc.*	1,246	19,300
Cal-Maine Foods, Inc.	238	14,544
Perdoceo Education Corp.[1]	646	13,837
Alkermes plc*	537	12,942
Upbound Group, Inc.	394	12,096
USANA Health Sciences, Inc.*	265	11,989
Pacira BioSciences, Inc.*	415	11,873
Stride, Inc.*	166	11,703
Zimmer Biomet Holdings, Inc.	90	9,768
Organon & Co.[1]	468	9,688
Centene Corp.*,1	134	8,884
Inmode Ltd.*	468	8,536
ZipRecruiter, Inc. — Class A*	903	8,208
Alarm.com Holdings, Inc.*	121	7,689
Amgen, Inc.	24	7,499
Biogen, Inc.*	32	7,418
Exelixis, Inc.*	315	7,078
Harmony Biosciences Holdings, Inc.*	230	6,939
Becton Dickinson & Co.	29	6,778
LiveRamp Holdings, Inc.*	217	6,714
Amphastar Pharmaceuticals, Inc.*	163	6,520
OraSure Technologies, Inc.*	1,449	6,173
Xencor, Inc.*	292	5,528
Total Consumer, Non-cyclical		601,970

Financial - 12.1%
MGIC Investment Corp.[1]	1,608	34,652
Equity Commonwealth REIT*	1,776	34,497
Enact Holdings, Inc.[1]	1,124	34,462
MetLife, Inc.[1]	489	34,323
Essent Group Ltd.	600	33,714
Synchrony Financial[1]	677	31,948
Janus Henderson Group plc	944	31,822
Preferred Bank/Los Angeles CA	368	27,780
Everest Group Ltd.	55	20,956
Hilltop Holdings, Inc.	624	19,519

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Value
Jackson Financial, Inc. — Class A	254	$18,862
OneMain Holdings, Inc.	372	18,038
NMI Holdings, Inc. — Class A*,1	521	17,735
Western Union Co.	1,297	15,850
Enova International, Inc.*	237	14,753
Ally Financial, Inc.	354	14,043
Central Pacific Financial Corp.	601	12,741
SiriusPoint Ltd.*	894	10,907
International Bancshares Corp.	188	10,755
Total Financial		437,357

Communications - 10.8%
AT&T, Inc.[1]	1,876	35,850
Cisco Systems, Inc.[1]	748	35,537
Yelp, Inc. — Class A*	957	35,361
InterDigital, Inc.	295	34,385
Verizon Communications, Inc.[1]	825	34,023
Fox Corp. — Class B1	1,061	33,973
T-Mobile US, Inc.[1]	190	33,474
eBay, Inc.[1]	584	31,372
TEGNA, Inc.	1,971	27,476
IDT Corp. — Class B1	723	25,970
Ooma, Inc.*,1	1,764	17,517
Spok Holdings, Inc.	1,107	16,395
Ciena Corp.*	332	15,996
Gogo, Inc.*,1	1,317	12,670
Total Communications		389,999

Technology - 7.0%
Dropbox, Inc. — Class A*,1	1,583	35,570
Amdocs Ltd.	445	35,119
Zoom Video Communications, Inc. — Class A*	551	32,613
Immersion Corp.[1]	2,191	20,617
NetApp, Inc.[1]	151	19,449
Qualys, Inc.*	120	17,112
Amkor Technology, Inc.	418	16,728
Clear Secure, Inc. — Class A	870	16,278
Cirrus Logic, Inc.*	112	14,298
IPG Photonics Corp.*	125	10,549
Photronics, Inc.*	407	10,041
Adeia, Inc.[1]	859	9,608
Teradata Corp.*	262	9,055
Playtika Holding Corp.[1]	1,114	8,767
Total Technology		255,804

Utilities - 6.2%
ONE Gas, Inc.	549	35,054
OGE Energy Corp.[1]	949	33,879
Black Hills Corp.	618	33,607
WEC Energy Group, Inc.	420	32,953
National Fuel Gas Co.[1]	606	32,839
CMS Energy Corp.[1]	550	32,742
Otter Tail Corp.	275	24,087
Total Utilities		225,161

Energy - 4.9%
PBF Energy, Inc. — Class A	755	34,745
CVR Energy, Inc.[1]	1,270	33,998
Cheniere Energy, Inc.	131	22,903
HF Sinclair Corp.	421	22,456
Valero Energy Corp.[1]	137	21,476
Marathon Petroleum Corp.[1]	87	15,093
SandRidge Energy, Inc.[1]	900	11,637
Liberty Energy, Inc. — Class A	336	7,019
Par Pacific Holdings, Inc.*	274	6,918
Total Energy		176,245

Basic Materials - 0.8%
CF Industries Holdings, Inc.[1]	238	17,641
Sylvamo Corp.	164	11,250
Total Basic Materials		28,891

Government - 0.6%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	806	23,914

Total Common Stocks
(Cost $3,306,763)		3,385,086

MONEY MARKET FUND**,† - 2.1%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Shares, 5.16%[2]	74,797	74,797
Total Money Market Fund
(Cost $74,797)		74,797

Total Investments - 95.5%
(Cost $3,381,560)		$3,459,883
Other Assets & Liabilities, net - 4.5%		161,810
Total Net Assets - 100.0%		$3,621,693

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 109

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES Z (ALPHA OPPORTUNITY SERIES)

Custom Basket Swap Agreements
Counterparty	Reference Obligation	Type	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation
OTC Custom Basket Swap Agreements††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Pay	5.73% (Federal Funds Rate + 0.40%)	At Maturity	11/01/24	$1,037,416	$45,976
Goldman Sachs International	GS Equity Custom Basket	Pay	5.78% (Federal Funds Rate + 0.45%)	At Maturity	05/16/28	1,037,417	30,253
						$2,074,833	$76,229
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley Capital Services LLC	MS Equity Custom Basket	Receive	5.02% (Federal Funds Rate - 0.31%)	At Maturity	11/01/24	$1,840,500	$73,054
Goldman Sachs International	GS Equity Custom Basket	Receive	5.12% (Federal Funds Rate - 0.21%)	At Maturity	05/16/28	1,814,632	57,809
						$3,655,132	$130,863

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
MS EQUITY LONG CUSTOM BASKET
Industrial
Mueller Industries, Inc.	183	1.01%	$3,821
International Seaways, Inc.	167	0.95%	2,730
Apogee Enterprises, Inc.	169	1.02%	2,506
Teekay Tankers Ltd. — Class A	131	0.87%	2,313
Teekay Corp.	1,073	0.93%	2,284
Scorpio Tankers, Inc.	96	0.75%	2,155
Owens Corning	41	0.69%	1,797
Boise Cascade Co.	71	0.82%	1,642
Argan, Inc.	41	0.29%	1,321
Ardmore Shipping Corp.	122	0.26%	1,278
TD SYNNEX Corp.	82	0.91%	977
Snap-on, Inc.	29	0.73%	516
UFP Industries, Inc.	69	0.74%	335
Lindsay Corp.	25	0.30%	220
Caterpillar, Inc.	27	0.87%	121
AZZ, Inc.	43	0.32%	80
Mettler-Toledo International, Inc.	2	0.27%	(78)
Terex Corp.	97	0.51%	(80)
Kennametal, Inc.	90	0.20%	(154)
Vishay Intertechnology, Inc.	455	0.98%	(198)
Masterbrand, Inc.	146	0.21%	(357)
Vontier Corp.	267	0.98%	(388)
Griffon Corp.	78	0.48%	(389)
Atkore, Inc.	40	0.52%	(474)
Acuity Brands, Inc.	37	0.86%	(474)
Avnet, Inc.	195	0.97%	(530)
AGCO Corp.	39	0.37%	(636)
Dorian LPG Ltd.	80	0.32%	(649)
Sonoco Products Co.	172	0.85%	(1,005)
Total Industrial			18,684

Communications
InterDigital, Inc.	90	1.02%	3,040
AT&T, Inc.	575	1.06%	2,029
eBay, Inc.	179	0.93%	1,997
IDT Corp. — Class B	222	0.77%	1,836
Verizon Communications, Inc.	253	1.01%	1,352
T-Mobile US, Inc.	58	0.98%	1,222
Gogo, Inc.	404	0.37%	269
Yelp, Inc. — Class A	293	1.04%	220
Ciena Corp.	102	0.47%	(43)
Fox Corp. — Class B	325	1.00%	(74)
Cisco Systems, Inc.	229	1.05%	(170)
TEGNA, Inc.	604	0.81%	(244)
Spok Holdings, Inc.	339	0.48%	(248)
Ooma, Inc.	541	0.53%	(361)
Total Communications			10,825

Technology
Immersion Corp.	671	0.62%	1,737
Cirrus Logic, Inc.	34	0.42%	1,310
NetApp, Inc.	46	0.57%	1,123
Amkor Technology, Inc.	128	0.49%	944
Clear Secure, Inc. — Class A	267	0.48%	356
Playtika Holding Corp.	342	0.26%	330
Qualys, Inc.	37	0.51%	246
Adeia, Inc.	263	0.28%	167

110 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
IPG Photonics Corp.	38	0.31%	$(91)
Teradata Corp.	80	0.27%	(151)
Photronics, Inc.	125	0.30%	(398)
Dropbox, Inc. — Class A	485	1.05%	(508)
Zoom Video Communications, Inc. — Class A	169	0.96%	(749)
Amdocs Ltd.	136	1.04%	(841)
Total Technology			3,475

Consumer, Non-cyclical
United Therapeutics Corp.	38	1.17%	3,694
Perdoceo Education Corp.	198	0.41%	2,173
Innoviva, Inc.	655	1.04%	1,903
Merck & Company, Inc.	81	0.97%	1,313
Organon & Co.	144	0.29%	423
Cal-Maine Foods, Inc.	73	0.43%	269
Amgen, Inc.	7	0.21%	247
Alarm.com Holdings, Inc.	37	0.23%	199
Neurocrine Biosciences, Inc.	77	1.02%	198
Exelixis, Inc.	97	0.21%	57
Stride, Inc.	51	0.35%	54
Gilead Sciences, Inc.	164	1.08%	18
Pacira BioSciences, Inc.	127	0.35%	10
Becton Dickinson & Co.	9	0.20%	(21)
LiveRamp Holdings, Inc.	66	0.20%	(40)
Biogen, Inc.	10	0.22%	(42)
Catalyst Pharmaceuticals, Inc.	382	0.57%	(72)
Zimmer Biomet Holdings, Inc.	27	0.28%	(113)
Amphastar Pharmaceuticals, Inc.	50	0.19%	(122)
Centene Corp.	41	0.26%	(138)
Harmony Biosciences Holdings, Inc.	71	0.21%	(166)
ZipRecruiter, Inc. — Class A	277	0.24%	(196)
United Rentals, Inc.	10	0.62%	(221)
Xencor, Inc.	90	0.16%	(240)
OraSure Technologies, Inc.	444	0.18%	(261)
USANA Health Sciences, Inc.	81	0.35%	(281)
Inmode Ltd.	143	0.25%	(324)
Alkermes plc	165	0.38%	(326)
Upbound Group, Inc.	121	0.36%	(329)
Johnson & Johnson	71	1.00%	(504)
Royalty Pharma plc — Class A	292	0.74%	(623)
Collegium Pharmaceutical, Inc.	242	0.75%	(683)
Molina Healthcare, Inc.	28	0.80%	(932)
Jazz Pharmaceuticals plc	97	1.00%	(1,080)
Bristol-Myers Squibb Co.	255	1.03%	(3,088)
Total Consumer, Non-cyclical			756

Consumer, Cyclical
Allison Transmission Holdings, Inc.	140	1.02%	3,846
KB Home	126	0.85%	1,497
M/I Homes, Inc.	51	0.60%	1,485
Lennar Corp. — Class A	67	0.97%	984
General Motors Co.	232	1.04%	319
Monarch Casino & Resort, Inc.	129	0.85%	267
Build-A-Bear Workshop, Inc. — Class A	130	0.32%	88
Dillard’s, Inc. — Class A	9	0.38%	43
Cummins, Inc.	38	1.01%	(76)
Toll Brothers, Inc.	33	0.37%	(122)
Ethan Allen Interiors, Inc.	116	0.31%	(139)
PACCAR, Inc.	96	0.95%	(153)
Buckle, Inc.	205	0.73%	(238)
Sonos, Inc.	201	0.29%	(249)
Golden Entertainment, Inc.	96	0.29%	(264)
Movado Group, Inc.	209	0.50%	(281)
Visteon Corp.	50	0.51%	(281)
Mattel, Inc.	255	0.40%	(322)
BorgWarner, Inc.	267	0.83%	(416)
Meritage Homes Corp.	37	0.58%	(540)
Carter’s, Inc.	96	0.57%	(563)
MSC Industrial Direct Company, Inc. — Class A	124	0.95%	(927)
MasterCraft Boat Holdings, Inc.	241	0.44%	(944)
GMS, Inc.	116	0.90%	(965)
Wabash National Corp.	203	0.43%	(1,043)
Lear Corp.	86	0.95%	(1,068)
Polaris, Inc.	109	0.82%	(1,710)
Total Consumer, Cyclical			(1,772)

Financial
MGIC Investment Corp.	493	1.02%	3,414
Essent Group Ltd.	184	1.00%	2,141
Synchrony Financial	207	0.94%	1,773
Preferred Bank/Los Angeles CA	113	0.82%	833
Enact Holdings, Inc.	345	1.02%	788
International Bancshares Corp.	58	0.32%	765
NMI Holdings, Inc. — Class A	160	0.52%	712
Janus Henderson Group plc	289	0.94%	453
Everest Group Ltd.	17	0.62%	156
Central Pacific Financial Corp.	184	0.38%	101

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 111

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
OneMain Holdings, Inc.	114	0.53%	$86
Ally Financial, Inc.	109	0.42%	60
Enova International, Inc.	73	0.44%	45
Hilltop Holdings, Inc.	191	0.58%	34
Equity Commonwealth	544	1.02%	19
MetLife, Inc.	150	1.01%	9
Jackson Financial, Inc. — Class A	78	0.56%	3
SiriusPoint Ltd.	274	0.32%	(16)
Western Union Co.	397	0.47%	(305)
Total Financial			11,071

Utilities
National Fuel Gas Co.	186	0.97%	660
OGE Energy Corp.	291	1.00%	592
Black Hills Corp.	190	1.00%	331
Otter Tail Corp.	84	0.71%	(169)
ONE Gas, Inc.	168	1.03%	(186)
WEC Energy Group, Inc.	129	0.98%	(343)
CMS Energy Corp.	168	0.96%	(412)
Total Utilities			473

Basic Materials
Sylvamo Corp.	50	0.33%	(131)
CF Industries Holdings, Inc.	73	0.52%	(289)
Total Basic Materials			(420)

Energy
Marathon Petroleum Corp.	27	0.45%	1,856
Cheniere Energy, Inc.	40	0.67%	1,007
PBF Energy, Inc. — Class A	231	1.02%	281
Valero Energy Corp.	42	0.63%	125
SandRidge Energy, Inc.	276	0.34%	(18)
HF Sinclair Corp.	129	0.66%	(46)
Liberty Energy, Inc. — Class A	103	0.21%	(80)
Par Pacific Holdings, Inc.	84	0.20%	(475)
CVR Energy, Inc.	389	1.01%	(1,561)
Total Energy			1,089

Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	247	0.71%	1,795
Total MS Equity Long Custom Basket			$45,976

MS EQUITY SHORT CUSTOM BASKET

Technology
Paycor HCM, Inc.	1,647	(1.13)%	$13,436
Dayforce, Inc.	558	(1.50)%	6,861
Privia Health Group, Inc.	1,490	(1.41)%	4,768
Braze, Inc. — Class A	492	(1.04)%	3,822
Take-Two Interactive Software, Inc.	166	(1.40)%	91
ACV Auctions, Inc. — Class A	1,444	(1.43)%	(1,077)
KBR, Inc.	441	(1.54)%	(1,252)
SiTime Corp.	86	(0.58)%	(2,768)
Parsons Corp.	370	(1.64)%	(3,063)
Total Technology			20,818

Utilities
AES Corp.	1,317	(1.26)%	4,626
Middlesex Water Co.	509	(1.45)%	1,765
PNM Resources, Inc.	717	(1.44)%	(14)
Total Utilities			6,377

Consumer, Cyclical
Walgreens Boots Alliance, Inc.	1,531	(1.01)%	14,207
Floor & Decor Holdings, Inc. — Class A	147	(0.79)%	2,822
Camping World Holdings, Inc. — Class A	722	(0.70)%	1,544
Allegiant Travel Co. — Class A	357	(0.97)%	1,190
DraftKings, Inc. — Class A	258	(0.54)%	571
Copart, Inc.	433	(1.27)%	(103)
VSE Corp.	116	(0.56)%	(407)
CarMax, Inc.	275	(1.10)%	(845)
JetBlue Airways Corp.	3,413	(1.13)%	(1,655)
Freshpet, Inc.	144	(1.00)%	(2,847)
Total Consumer, Cyclical			14,477

Consumer, Non-cyclical
Avis Budget Group, Inc.	127	(0.72)%	1,841
Hertz Global Holdings, Inc.	2,866	(0.55)%	1,811
U-Haul Holding Co.	316	(1.06)%	721
NeoGenomics, Inc.	969	(0.73)%	693
CBIZ, Inc.	361	(1.45)%	670
RB Global, Inc.	234	(0.97)%	(691)
GXO Logistics, Inc.	542	(1.49)%	(977)
Equifax, Inc.	116	(1.53)%	(1,181)
TransUnion	256	(1.03)%	(1,505)
Spectrum Brands Holdings, Inc.	315	(1.47)%	(2,410)
RxSight, Inc.	179	(0.59)%	(3,840)
Total Consumer, Non-cyclical			(4,868)

Financial
Kennedy-Wilson Holdings, Inc.	2,663	(1.41)%	13,609
Sun Communities, Inc.	233	(1.52)%	9,120
New York Mortgage Trust, Inc.	3,988	(1.27)%	7,146
Americold Realty Trust, Inc.	1,006	(1.40)%	6,711

112 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
PotlatchDeltic Corp.	642	(1.37)%	$3,905
Marcus & Millichap, Inc.	888	(1.52)%	3,880
Cannae Holdings, Inc.	1,360	(1.34)%	3,479
Howard Hughes Holdings, Inc.	415	(1.46)%	1,981
Equinix, Inc.	27	(1.11)%	1,638
TFS Financial Corp.	2,132	(1.46)%	884
Terreno Realty Corp.	189	(0.61)%	851
Northern Trust Corp.	304	(1.39)%	2
American Tower Corp. — Class A	28	(0.30)%	(27)
State Street Corp.	370	(1.49)%	(180)
Rexford Industrial Realty, Inc.	619	(1.50)%	(208)
Capitol Federal Financial, Inc.	3,472	(1.04)%	(276)
Veris Residential, Inc.	1,344	(1.10)%	(283)
Ventas, Inc.	226	(0.63)%	(320)
Digital Realty Trust, Inc.	68	(0.56)%	(368)
CBRE Group, Inc. — Class A	155	(0.75)%	(417)
Prologis, Inc.	134	(0.82)%	(764)
Redwood Trust, Inc.	4,253	(1.50)%	(1,169)
Bank of New York Mellon Corp.	470	(1.53)%	(1,285)
Iron Mountain, Inc.	160	(0.78)%	(1,736)
Apartment Investment and Management Co. — Class A	3,443	(1.55)%	(2,045)
Elme Communities	1,793	(1.55)%	(3,111)
Welltower, Inc.	263	(1.49)%	(5,817)
FTAI Infrastructure, Inc.	2,958	(1.39)%	(9,010)
Total Financial			26,190

Energy
Dril-Quip, Inc.	1,147	(1.16)%	3,075
NOV, Inc.	1,579	(1.63)%	744
Oceaneering International, Inc.	996	(1.28)%	(1,252)
Valaris Ltd.	383	(1.55)%	(2,424)
Antero Resources Corp.	809	(1.43)%	(4,057)
Archrock, Inc.	964	(1.06)%	(6,478)
TechnipFMC plc	1,135	(1.61)%	(6,830)
Total Energy			(17,222)

Industrial
Norfolk Southern Corp.	125	(1.46)%	3,247
Old Dominion Freight Line, Inc.	114	(1.09)%	2,917
XPO, Inc.	108	(0.62)%	1,869
Knight-Swift Transportation Holdings, Inc.	584	(1.58)%	1,323
Boeing Co.	111	(1.10)%	1,183
Xylem, Inc.	199	(1.47)%	719
Saia, Inc.	25	(0.64)%	484
Montrose Environmental Group, Inc.	151	(0.37)%	327
GATX Corp.	207	(1.49)%	(939)
RXO, Inc.	1,336	(1.90)%	(5,804)
Casella Waste Systems, Inc. — Class A	281	(1.51)%	(5,989)
Total Industrial			(663)

Communications
Boston Omaha Corp. — Class A	1,106	(0.81)%	1,703
Uber Technologies, Inc.	344	(1.36)%	(2,326)
Total Communications			(623)

Basic Materials
Piedmont Lithium, Inc.	721	(0.39)%	19,215
Compass Minerals International, Inc.	647	(0.36)%	7,534
Novagold Resources, Inc.	3,816	(0.72)%	2,349
Hecla Mining Co.	1,673	(0.44)%	2,105
MP Materials Corp.	512	(0.35)%	1,451
Ivanhoe Electric Incorporated / US	1,764	(0.90)%	807
Newmont Corp.	183	(0.42)%	(197)
Kronos Worldwide, Inc.	1,442	(0.98)%	(4,696)
Total Basic Materials			28,568
Total MS Equity Short Custom Basket			$73,054

GS EQUITY LONG CUSTOM BASKET
Industrial
Apogee Enterprises, Inc.	169	1.03%	$2,504
Teekay Tankers Ltd. — Class A	131	0.87%	2,307
Teekay Corp.	1,073	0.93%	2,277
International Seaways, Inc.	167	0.95%	2,249
Owens Corning	41	0.69%	1,805
Mueller Industries, Inc.	183	1.00%	1,638
Ardmore Shipping Corp.	122	0.26%	1,274
Argan, Inc.	41	0.29%	1,016
TD SYNNEX Corp.	82	0.91%	1,002
Scorpio Tankers, Inc.	96	0.75%	977
UFP Industries, Inc.	69	0.74%	303
Lindsay Corp.	25	0.30%	220
Caterpillar, Inc.	27	0.87%	122
AZZ, Inc.	43	0.32%	60
Terex Corp.	97	0.51%	(68)
Mettler-Toledo International, Inc.	2	0.27%	(76)
Kennametal, Inc.	90	0.20%	(150)
Vishay Intertechnology, Inc.	455	0.98%	(189)
Snap-on, Inc.	29	0.73%	(196)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 113

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Masterbrand, Inc.	146	0.21%	$(356)
Griffon Corp.	78	0.48%	(360)
Vontier Corp.	267	0.98%	(393)
Atkore, Inc.	40	0.52%	(468)
Acuity Brands, Inc.	37	0.86%	(472)
Avnet, Inc.	195	0.97%	(503)
Dorian LPG Ltd.	80	0.32%	(631)
AGCO Corp.	39	0.37%	(633)
Sonoco Products Co.	172	0.84%	(999)
Boise Cascade Co.	71	0.83%	(1,120)
Total Industrial			11,140

Communications
InterDigital, Inc.	90	1.02%	3,047
AT&T, Inc.	575	1.06%	2,025
eBay, Inc.	179	0.93%	1,991
IDT Corp. — Class B	222	0.77%	1,833
Verizon Communications, Inc.	253	1.01%	1,339
T-Mobile US, Inc.	58	0.98%	1,216
Gogo, Inc.	404	0.37%	221
Yelp, Inc. — Class A	293	1.04%	221
Cisco Systems, Inc.	229	1.05%	79
Ciena Corp.	102	0.47%	(43)
Fox Corp. — Class B	325	1.00%	(69)
TEGNA, Inc.	604	0.81%	(260)
Spok Holdings, Inc.	339	0.48%	(261)
Ooma, Inc.	541	0.52%	(355)
Total Communications			10,984

Technology
Immersion Corp.	671	0.62%	1,729
Cirrus Logic, Inc.	34	0.42%	1,314
NetApp, Inc.	46	0.57%	1,132
Amkor Technology, Inc.	128	0.49%	944
Playtika Holding Corp.	342	0.26%	337
Clear Secure, Inc. — Class A	267	0.48%	331
Qualys, Inc.	37	0.51%	251
Adeia, Inc.	263	0.28%	169
IPG Photonics Corp.	38	0.31%	(90)
Teradata Corp.	80	0.27%	(150)
Photronics, Inc.	125	0.30%	(383)
Dropbox, Inc. — Class A	485	1.05%	(515)
Zoom Video Communications, Inc. — Class A	169	0.96%	(763)
Amdocs Ltd.	136	1.03%	(846)
Total Technology			3,460

Consumer, Non-cyclical
United Therapeutics Corp.	38	1.18%	3,704
Innoviva, Inc.	655	1.04%	1,785
Merck & Company, Inc.	81	0.97%	1,317
Organon & Co.	144	0.29%	412
Amgen, Inc.	7	0.21%	246
Cal-Maine Foods, Inc.	73	0.43%	211
Alarm.com Holdings, Inc.	37	0.23%	204
Neurocrine Biosciences, Inc.	77	1.02%	156
Stride, Inc.	51	0.35%	58
Exelixis, Inc.	97	0.21%	52
Gilead Sciences, Inc.	164	1.08%	13
Pacira BioSciences, Inc.	127	0.35%	2
Perdoceo Education Corp.	198	0.41%	(10)
Becton Dickinson & Co.	9	0.20%	(24)
Biogen, Inc.	10	0.22%	(43)
LiveRamp Holdings, Inc.	66	0.20%	(47)
Catalyst Pharmaceuticals, Inc.	382	0.57%	(85)
Zimmer Biomet Holdings, Inc.	27	0.28%	(113)
Amphastar Pharmaceuticals, Inc.	50	0.19%	(126)
Centene Corp.	41	0.26%	(142)
Harmony Biosciences Holdings, Inc.	71	0.21%	(170)
ZipRecruiter, Inc. — Class A	277	0.24%	(214)
United Rentals, Inc.	10	0.62%	(223)
OraSure Technologies, Inc.	444	0.18%	(247)
Xencor, Inc.	90	0.16%	(252)
USANA Health Sciences, Inc.	81	0.35%	(290)
Inmode Ltd.	143	0.25%	(325)
Alkermes plc	165	0.38%	(328)
Upbound Group, Inc.	121	0.36%	(329)
Johnson & Johnson	71	1.00%	(515)
Royalty Pharma plc — Class A	292	0.74%	(623)
Collegium Pharmaceutical, Inc.	242	0.75%	(689)
Molina Healthcare, Inc.	28	0.80%	(924)
Jazz Pharmaceuticals plc	97	1.00%	(1,079)
Bristol-Myers Squibb Co.	255	1.02%	(1,635)
Total Consumer, Non-cyclical			(273)

Consumer, Cyclical
Allison Transmission Holdings, Inc.	140	1.03%	1,583
M/I Homes, Inc.	51	0.60%	1,493
KB Home	126	0.85%	1,492
Lennar Corp. — Class A	67	0.97%	991
General Motors Co.	232	1.04%	314
Monarch Casino & Resort, Inc.	129	0.85%	252
Build-A-Bear Workshop, Inc. — Class A	130	0.32%	93
Dillard’s, Inc. — Class A	9	0.38%	58

114 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Cummins, Inc.	38	1.01%	$(69)
Toll Brothers, Inc.	33	0.37%	(118)
Ethan Allen Interiors, Inc.	116	0.31%	(140)
PACCAR, Inc.	96	0.95%	(151)
Buckle, Inc.	205	0.73%	(222)
Sonos, Inc.	201	0.29%	(240)
Movado Group, Inc.	209	0.50%	(249)
Golden Entertainment, Inc.	96	0.29%	(259)
Visteon Corp.	50	0.51%	(281)
Mattel, Inc.	255	0.40%	(314)
BorgWarner, Inc.	267	0.83%	(402)
Meritage Homes Corp.	37	0.58%	(533)
Carter’s, Inc.	96	0.57%	(572)
MasterCraft Boat Holdings, Inc.	241	0.44%	(948)
GMS, Inc.	116	0.90%	(973)
Wabash National Corp.	203	0.43%	(1,041)
Lear Corp.	86	0.95%	(1,062)
MSC Industrial Direct Company, Inc. — Class A	124	0.95%	(1,129)
Polaris, Inc.	109	0.82%	(1,712)
Total Consumer, Cyclical			(4,139)

Financial
Synchrony Financial	207	0.95%	1,785
Essent Group Ltd.	184	1.00%	1,624
Enact Holdings, Inc.	345	1.02%	793
MGIC Investment Corp.	493	1.02%	731
Preferred Bank/Los Angeles CA	113	0.82%	722
NMI Holdings, Inc. — Class A	160	0.52%	692
International Bancshares Corp.	58	0.32%	488
Janus Henderson Group plc	289	0.94%	436
Everest Group Ltd.	17	0.62%	153
Central Pacific Financial Corp.	184	0.38%	99
OneMain Holdings, Inc.	114	0.53%	78
Ally Financial, Inc.	109	0.42%	57
Enova International, Inc.	73	0.44%	42
MetLife, Inc.	150	1.01%	39
Hilltop Holdings, Inc.	191	0.58%	34
Jackson Financial, Inc. — Class A	78	0.56%	22
Equity Commonwealth	544	1.02%	21
SiriusPoint Ltd.	274	0.32%	10
Douglas Elliman, Inc.	1	0.00%	(2)
Western Union Co.	397	0.47%	(290)
Total Financial			7,534

Utilities
National Fuel Gas Co.	186	0.98%	693
OGE Energy Corp.	291	1.00%	567
Black Hills Corp.	190	1.00%	299
Otter Tail Corp.	84	0.71%	(173)
ONE Gas, Inc.	168	1.03%	(192)
WEC Energy Group, Inc.	129	0.98%	(330)
CMS Energy Corp.	168	0.96%	(418)
Total Utilities			446

Basic Materials
Sylvamo Corp.	50	0.33%	(131)
CF Industries Holdings, Inc.	73	0.52%	(291)
Total Basic Materials			(422)

Energy
Marathon Petroleum Corp.	27	0.45%	1,024
Cheniere Energy, Inc.	40	0.67%	1,001
Valero Energy Corp.	42	0.63%	135
SandRidge Energy, Inc.	276	0.34%	(25)
HF Sinclair Corp.	129	0.66%	(34)
Liberty Energy, Inc. — Class A	103	0.21%	(90)
PBF Energy, Inc. — Class A	231	1.02%	(208)
Par Pacific Holdings, Inc.	84	0.20%	(480)
CVR Energy, Inc.	389	1.00%	(1,581)
Total Energy			(258)

Government
Banco Latinoamericano de Comercio Exterior S.A. — Class E	247	0.71%	1,781
Total GS Equity Long Custom Basket			$30,253

GS EQUITY SHORT CUSTOM BASKET

Technology
Paycor HCM, Inc.	1,647	(1.14)%	$12,066
Dayforce, Inc.	558	(1.53)%	6,812
Braze, Inc. — Class A	492	(1.05)%	3,854
Take-Two Interactive Software, Inc.	166	(1.42)%	94
ACV Auctions, Inc. — Class A	1,444	(1.45)%	(1,046)
KBR, Inc.	441	(1.56)%	(1,253)
SiTime Corp.	86	(0.59)%	(2,761)
Parsons Corp.	370	(1.67)%	(3,093)
Total Technology			14,673

Utilities
AES Corp.	1,317	(1.28)%	4,787
Middlesex Water Co.	509	(1.47)%	1,764
PNM Resources, Inc.	717	(1.46)%	21
Total Utilities			6,572

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 115

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	June 30, 2024
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Consumer, Cyclical
Walgreens Boots Alliance, Inc.	1,531	(1.02)%	$14,249
Floor & Decor Holdings, Inc. — Class A	147	(0.81)%	2,723
Camping World Holdings, Inc. — Class A	722	(0.71)%	1,507
Allegiant Travel Co. — Class A	357	(0.99)%	1,163
DraftKings, Inc. — Class A	258	(0.54)%	578
Copart, Inc.	433	(1.29)%	(127)
VSE Corp.	116	(0.56)%	(402)
CarMax, Inc.	275	(1.11)%	(847)
JetBlue Airways Corp.	3,413	(1.15)%	(1,678)
Freshpet, Inc.	144	(1.03)%	(2,790)
Total Consumer, Cyclical			14,376

Consumer, Non-cyclical
Hertz Global Holdings, Inc.	2,866	(0.56)%	1,811
Avis Budget Group, Inc.	127	(0.73)%	1,806
U-Haul Holding Co.	316	(1.07)%	757
CBIZ, Inc.	361	(1.47)%	709
NeoGenomics, Inc.	969	(0.74)%	657
RB Global, Inc.	234	(0.98)%	(726)
GXO Logistics, Inc.	542	(1.51)%	(785)
Equifax, Inc.	116	(1.55)%	(1,189)
TransUnion	256	(1.05)%	(1,527)
Spectrum Brands Holdings, Inc.	315	(1.49)%	(2,449)
RxSight, Inc.	179	(0.59)%	(3,792)
Total Consumer, Non-cyclical			(4,728)

Financial
Kennedy-Wilson Holdings, Inc.	2,663	(1.43)%	12,169
New York Mortgage Trust, Inc.	3,988	(1.28)%	7,113
Americold Realty Trust, Inc.	1,006	(1.42)%	4,514
PotlatchDeltic Corp.	642	(1.39)%	3,922
Marcus & Millichap, Inc.	888	(1.54)%	3,861
Cannae Holdings, Inc.	1,360	(1.36)%	3,468
Howard Hughes Holdings, Inc.	415	(1.48)%	1,964
Sun Communities, Inc.	233	(1.55)%	1,256
TFS Financial Corp.	2,132	(1.48)%	1,252
Terreno Realty Corp.	189	(0.62)%	925
Northern Trust Corp.	304	(1.41)%	(7)
American Tower Corp. — Class A	28	(0.30)%	(24)
State Street Corp.	370	(1.51)%	(178)
Capitol Federal Financial, Inc.	3,472	(1.05)%	(239)
Veris Residential, Inc.	1,344	(1.11)%	(281)
Rexford Industrial Realty, Inc.	619	(1.52)%	(282)
Ventas, Inc.	226	(0.64)%	(291)
Digital Realty Trust, Inc.	68	(0.57)%	(365)
CBRE Group, Inc. — Class A	155	(0.76)%	(456)
Equinix, Inc.	27	(1.13)%	(515)
Prologis, Inc.	134	(0.83)%	(750)
Redwood Trust, Inc.	4,253	(1.52)%	(1,179)
Bank of New York Mellon Corp.	470	(1.55)%	(1,300)
Iron Mountain, Inc.	160	(0.79)%	(1,724)
Apartment Investment and Management Co. — Class A	3,443	(1.57)%	(2,062)
Elme Communities	1,793	(1.57)%	(3,115)
Welltower, Inc.	263	(1.51)%	(3,612)
FTAI Infrastructure, Inc.	2,958	(1.41)%	(9,037)
Total Financial			15,027

Energy
Dril-Quip, Inc.	1,147	(1.18)%	3,037
NOV, Inc.	1,579	(1.65)%	1,523
Oceaneering International, Inc.	996	(1.30)%	(1,243)
Valaris Ltd.	383	(1.57)%	(2,321)
Antero Resources Corp.	809	(1.45)%	(4,088)
Archrock, Inc.	964	(1.07)%	(6,505)
TechnipFMC plc	1,135	(1.64)%	(6,831)
Total Energy			(16,428)

Industrial
Norfolk Southern Corp.	125	(1.48)%	3,221
Old Dominion Freight Line, Inc.	114	(1.11)%	2,945
XPO, Inc.	108	(0.63)%	1,958
Knight-Swift Transportation Holdings, Inc.	584	(1.61)%	1,326
Boeing Co.	111	(1.11)%	1,186
Xylem, Inc.	199	(1.49)%	669
Saia, Inc.	25	(0.65)%	479
Montrose Environmental Group, Inc.	151	(0.37)%	282
GE Vernova, Inc.	0	0.00%	(3)
General Electric Co.	0	0.00%	(12)
GATX Corp.	207	(1.51)%	(951)
Casella Waste Systems, Inc. — Class A	281	(1.54)%	(3,213)
RXO, Inc.	1,336	(1.93)%	(5,880)
Total Industrial			2,007

116 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	June 30, 2024
SERIES Z (ALPHA OPPORTUNITY SERIES)

	Shares	Percentage Notional Amount	Value and Unrealized Appreciation (Depreciation)
Communications
Boston Omaha Corp. — Class A	1,106	(0.82)%	$1,657
Uber Technologies, Inc.	344	(1.38)%	(2,311)
Total Communications			(654)

Basic Materials
Piedmont Lithium, Inc.	721	(0.40)%	19,157
Compass Minerals International, Inc.	647	(0.37)%	7,487
Novagold Resources, Inc.	3,816	(0.73)%	2,342
MP Materials Corp.	512	(0.36)%	1,571
Ivanhoe Electric Incorporated / US	1,764	(0.91)%	851
Hecla Mining Co.	1,673	(0.45)%	476
Newmont Corp.	183	(0.42)%	(189)
Kronos Worldwide, Inc.	1,442	(1.00)%	(4,731)
Total Basic Materials			26,964
Total GS Equity Short Custom Basket			$57,809

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund’s financial statements is available at the SEC’s website at www.sec.gov.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity custom basket swap collateral at June 30, 2024.
[2]	Rate indicated is the 7-day yield as of June 30, 2024.
GS — Goldman Sachs International
MS — Morgan Stanley Capital Services LLC
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at June 30, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,385,086	$—	$—	$3,385,086
Money Market Fund	74,797	—	—	74,797
Equity Custom Basket Swap Agreements**	—	207,092	—	207,092
Total Assets	$3,459,883	$207,092	$—	$3,666,975

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT | 117

SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2024

Assets:
Investments, at value (cost $3,381,560)	$3,459,883
Cash	261
Unrealized appreciation on OTC swap agreements	207,092
Prepaid expenses	8
Receivables:
Investment Adviser	4,747
Dividends	1,593
Interest	461
Total assets	3,674,045

Liabilities:
Payable for:
Swap settlement	28,185
Professional fees	15,731
Transfer agent/maintenance fees	1,996
Fund accounting/administration fees	851
Trustees’ fees*	770
Distribution and service fees	705
Fund shares redeemed	527
Miscellaneous	3,587
Total liabilities	52,352
Net assets	$3,621,693

Net assets consist of:
Paid in capital	$4,385,598
Total distributable earnings (loss)	(763,905)
Net assets	$3,621,693
Capital shares outstanding	200,773
Net asset value per share	$18.04

STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended June 30, 2024

Investment Income:
Dividends	$37,742
Interest	3,700
Total investment income	41,442

Expenses:
Management fees	16,796
Distribution and service fees	4,666
Transfer agent/maintenance fees	12,424
Professional fees	19,954
Custodian fees	6,918
Trustees’ fees*	6,800
Fund accounting/administration fees	5,203
Line of credit fees	49
Miscellaneous	6,663
Total expenses	79,473
Less:
Expenses reimbursed by Adviser	(25,269)
Expenses waived by Adviser	(17,375)
Total waived/reimbursed expenses	(42,644)
Net expenses	36,829
Net investment income	4,613

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	389,197
Swap agreements	(137,375)
Net realized gain	251,822
Net change in unrealized appreciation (depreciation) on:
Investments	(220,298)
Swap agreements	283,131
Net change in unrealized appreciation (depreciation)	62,833
Net realized and unrealized gain	314,655
Net increase in net assets resulting from operations	$319,268

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

118 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SERIES Z (ALPHA OPPORTUNITY SERIES)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,613	$4,918
Net realized gain on investments	251,822	227,712
Net change in unrealized appreciation (depreciation) on investments	62,833	59,098
Net increase in net assets resulting from operations	319,268	291,728

Distributions to shareholders	—	(4,183)

Capital share transactions:
Proceeds from sale of shares	250,074	68,066
Distributions reinvested	—	4,183
Cost of shares redeemed	(437,330)	(521,279)
Net decrease from capital share transactions	(187,256)	(449,030)
Net increase (decrease) in net assets	132,012	(161,485)

Net assets:
Beginning of period	3,489,681	3,651,166
End of period	$3,621,693	$3,489,681

Capital share activity:
Shares sold	14,112	4,319
Shares issued from reinvestment of distributions	—	264
Shares redeemed	(24,357)	(32,599)
Net decrease in shares	(10,245)	(28,016)

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SERIES Z (ALPHA OPPORTUNITY SERIES)

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Six Months Ended June 30, 2024[a]	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
Per Share Data
Net asset value, beginning of period	$16.54	$15.27	$16.76	$14.83	$14.87	$15.27
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	.02	.02	.06	.06	.07
Net gain (loss) on investments (realized and unrealized)	1.48	1.27	(1.45)	1.97	(.01)	(.45)
Total from investment operations	1.50	1.29	(1.43)	2.03	.05	(.38)
Less distributions from:
Net investment income	—	(.02)	(.06)	(.10)	(.09)	(.02)
Total distributions	—	(.02)	(.06)	(.10)	(.09)	(.02)
Net asset value, end of period	$18.04	$16.54	$15.27	$16.76	$14.83	$14.87

Total Return[c]	9.07%	8.38%	(8.53%)	13.81%	0.27%	(2.45%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,622	$3,490	$3,651	$4,495	$4,535	$6,229
Ratios to average net assets:
Net investment income (loss)	0.25%	0.14%	0.12%	0.35%	0.41%	0.44%
Total expenses[d]	4.26%	4.44%	4.43%	4.58%	3.98%	3.52%
Net expenses[e,f]	1.97%	1.98%	1.99%	2.01%	2.01%	2.00%
Portfolio turnover rate	153%	319%	294%	204%	171%	172%

[a]	Unaudited figures for the period ended June 30, 2024. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]

Total return does not take into account any of the expenses associated with an investment in variable insurance products. If total return had taken into account these expenses, performance would have been lower. Shares of a series of Guggenheim Variable Funds Trust are available only through the purchase of such products.

[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years presented would be:

6/30/24[a]	12/31/23	12/31/22	12/31/21	12/31/20	12/31/19
1.97%	1.98%	1.99%	2.00%	2.00%	2.00%

120 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Guggenheim Variable Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately. At June 30, 2024, the Trust consisted of fourteen funds. The Trust offers shares of the funds to insurance companies for their variable annuity and variable life insurance contracts.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Series A (StylePlus—Large Core Series)	Diversified
Series B (Large Cap Value Series)	Diversified
Series D (World Equity Income Series)	Diversified
Series E (Total Return Bond Series)	Diversified
Series F (Floating Rate Strategies Series)	Diversified
Series J (StylePlus—Mid Growth Series)	Diversified
Series N (Managed Asset Allocation Series)	Diversified
Series O (All Cap Value Series)	Diversified
Series P (High Yield Series)	Diversified
Series Q (Small Cap Value Series)	Diversified
Series V (SMid Cap Value Series)	Diversified
Series X (StylePlus—Small Growth Series)	Diversified
Series Y (StylePlus—Large Growth Series)	Diversified
Series Z (Alpha Opportunity Series)	Diversified

Security Investors, LLC (“SI” or the “Adviser”) and Guggenheim Partners Investment Management, LLC (“GPIM” or the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provide advisory services. GPIM provides advisory services to Series F (Floating Rate Strategies Series) and SI provides advisory services to the remaining Funds covered in this report. Guggenheim Funds Distributors, LLC (“GFD”) serves as the distributor for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The net asset value per share (“NAV”) of a fund is calculated by dividing the market value of a fund’s securities and other assets, less all liabilities, by the number of outstanding shares of that fund.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”).

Pursuant to Rule 2a-5, the Board designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and/or other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4 under the 1940 Act. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and/or other assets. The Valuation Procedures permit the Funds to use a variety of valuation methodologies in connection with valuing the Funds’ investments. The methodology used for a specific type of investment may vary based on available market data or other relevant considerations. As a general matter, valuing securities and assets accurately is difficult and can be based on inputs and assumptions, which may not always be accurate.

In general, portfolio securities and assets of a Fund will be valued on the basis of readily available market quotations at their current market value. With respect to portfolio securities and assets of a Fund for which market quotations are not readily available, or deemed unreliable by the Adviser, the Fund will fair value those securities and assets in good faith in accordance with the Valuation Procedures. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value.” Fair value represents a good faith approximation of the value of a security. Fair value determinations may be based on limited inputs and involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances, and the exercise of judgment. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a portfolio security or asset at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset.

U.S. Government securities are valued by independent third-party pricing services, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that are obtained from independent third-party pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using independent third-party pricing services.

CLOs, CDOs, MBS, ABS, and other structured finance securities are generally valued using an independent third party pricing service.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and end investment companies are generally valued at the last quoted sale price.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by a Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded. The values of other swap agreements entered into by a Fund are generally valued using an evaluated price provided by an independent third party pricing service.

Typically, loans are valued using information provided by independent third-party pricing services which use broker quotes, among other inputs. If the independent third-party pricing services cannot or do not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. E.T. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, American Depositary Receipts (“ADR”) trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures and Valuation Designee Procedures, the Adviser is authorized to use prices and other information supplied by a third-party pricing vendor in valuing foreign securities.

A Fund may also fair value securities and assets when a significant event is deemed to have occurred after the time of a market quotation including for securities and assets traded on foreign markets and securities and assets for which market quotations are provided by independent third party pricing services as of a

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

time that is prior to the time when the Funds determine their NAV. There can be no assurance in each case that significant events will be identified.

Valuations of the Funds’ securities and other assets are supplied primarily by independent third party pricing services pursuant to the processes set forth in the Valuation Designee Procedures. Valuations provided by the independent third party pricing services are generally based on methods designed to approximate the amount that a Fund could reasonably expect to receive upon the sale of the portfolio security or asset. When providing valuations to the Funds, independent third party pricing services use various inputs, methods, models and assumptions, which may include information provided by broker-dealers and other market makers. Independent third party pricing services face the same challenges as the Funds in valuing securities and assets and may rely on limited available information. If the independent third party pricing service cannot or does not provide a valuation for a particular investment, or such valuation is deemed unreliable, such investment is fair valued by the Adviser. A Fund may also use third party service providers to model certain securities to determine fair market value. While a Fund’s use of fair valuation is intended to result in calculation of NAV that fairly reflects values of the Fund’s portfolio securities as of the time of pricing, a Fund cannot guarantee that any fair valuation will, in fact, approximate the amount the Fund would actually realize upon the sale of the securities in question.

Quotes from broker-dealers (i.e., prices provided by a broker-dealer or other market participant, which may or may not be committed to trade at that price), adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value a Fund’s securities and assets. Quotes from broker-dealers and vendor prices based on broker quotes can vary in terms of depth (e.g., provided by a single broker-dealer) and frequency (e.g., provided on a daily, weekly, or monthly basis, or any other regular or irregular interval). Although quotes from broker-dealers and vendor prices based on broker quotes are typically received from established market participants, a Fund may not have the transparency to view the underlying inputs which support such quotes. Significant changes in a quote from a broker-dealer would generally result in significant changes in the fair value of the security.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

Inflation-Indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these securities is generally fixed at issuance at a rate lower than bonds which are not inflation-indexed. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recognized as a component of Interest on the Funds’ Statements of Operations, even though principal is not received until maturity.

(c) Senior Floating Rate Interests and Loan Investments

Senior floating rate interests in which the Trust invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities disclosed in the Funds’ Schedules of Investments.

The Funds invest in loans and other similar debt obligations (“obligations”). A portion of the Funds’ investments in these obligations is sometimes referred to as “covenant lite” loans or obligations (“covenant lite obligations”), which are obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. The Funds may also obtain exposure to covenant lite obligations through investment in securitization vehicles and other structured products. Many new, restructured or reissued obligations have not featured traditional covenants, which are intended to protect lenders and investors by (i) imposing certain restrictions or other limitations on a borrower’s operations or assets or (ii) providing certain rights to lenders. The Funds may have fewer rights with respect to covenant lite obligations, including fewer protections against the possibility of default and fewer remedies in the event of default. As a result, investments in (or exposure to) covenant lite obligations are subject to more risk than investments in (or exposure to) certain other types of obligations. The Funds are subject to other risks associated with investments in (or exposure to) obligations, including that obligations may not be considered “securities” and, as a result, the Funds may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(d) Interest on When-Issued Securities

The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Funds on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

(e) Options

Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the options. The swaptions are forward premium swaptions which have extended settlement dates.

(f) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(g) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin receipts or payments are received or made by the Fund depending on fluctuations in the fair value of the reference entity and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Upfront payments received or made by a Fund on credit default swap agreements and interest rate swap agreements are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

(h) Forward Foreign Currency Exchange Contracts

The change in value of a forward foreign currency exchange contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

(i) Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and

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earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation, or other political, social, geopolitical or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized appreciation and depreciation arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

(j) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of June 30, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(k) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.

The Funds may receive other income from investments in senior loan interests including amendment fees, consent fees and commitment fees. For funded loans, these fees are recorded as income when received by the Funds and included in interest income on the Funds’ Statements of Operations. For unfunded loans, commitment fees are included in realized gain on investments on the Funds’ Statements of Operations at the end of the commitment period.

(l) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Normally, all distributions of a Fund will automatically be reinvested without charge in additional shares of the same Fund. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(m) Expenses

Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

(n) Earnings Credits

Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Funds’ Statements of Operations are before the reduction in expense from the related earnings credits, if any. Earnings credits for the period ended June 30, 2024, are disclosed in the Funds’ Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

(o) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 5.33% at June 30, 2024.

(p) Indemnifications

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(q) Special Purpose Acquisition Companies

The Funds may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Funds invest will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 2 – Financial Instruments and Derivatives

As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Speculation: the use of an instrument to express macro-economic and other investment views.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Funds’ use and volume of call/put options purchased on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Series E (Total Return Bond Series)	Duration, Hedge, Income	$10,586,482	$—

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for over-the-counter (“OTC”) options, a Fund may be at risk because of the counterparty’s inability to perform.

The following table represents the Funds’ use and volume of call/put options written on a monthly basis:

		Average Notional Amount
Fund	Use	Call	Put
Series E (Total Return Bond Series)	Hedge, Income	$1,169,815	$—

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index exposure	$3,502,765	$—
Series D (World Equity Income Series)	Hedge	—	7,628,660
Series E (Total Return Bond Series)	Duration, Hedge	13,174,344	—
Series J (StylePlus—Mid Growth Series)	Index exposure	4,817,061	—
Series N (Managed Asset Allocation Series)	Index exposure, Speculation	5,250,063	718,316
Series X (StylePlus—Small Growth Series)	Index exposure	727,445	—
Series Y (StylePlus—Large Growth Series)	Index exposure	1,150,440	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index or custom basket of securities) for a fixed or variable interest rate. Total return and custom basket swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return or custom basket swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Series A (StylePlus—Large Core Series)	Index exposure	$184,852,274	$—
Series E (Total Return Bond Series)	Hedge, Index exposure	127,693	71,339
Series J (StylePlus—Mid Growth Series)	Index exposure	135,579,903	—
Series X (StylePlus—Small Growth Series)	Index exposure	19,831,168	—
Series Y (StylePlus—Large Growth Series)	Index exposure	41,084,785	—

The following table represents the Funds’ use and volume of custom basket swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
Series Z (Alpha Opportunity Series)	Hedge, Leverage	$1,993,870	$3,898,459

Interest rate swaps involve the exchange by the Funds with another party for their respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Funds’ use and volume of interest rate swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Pay Floating Rate	Receive Floating Rate
Series E (Total Return Bond Series)	Duration, Hedge, Income	$38,797,667	$—

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. A fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds’ use and volume of credit default swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Protection Sold	Protection Purchased
Series E (Total Return Bond Series)	Hedge, Index exposure	$—	$1,296,667

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Funds’ use and volume of forward foreign currency exchange contracts on a monthly basis:

		Average Value
Fund	Use	Purchased	Sold
Series E (Total Return Bond Series)	Hedge	$43,296	$305,528
Series F (Floating Rate Strategies Series)	Hedge	6,670	447,472
Series P (High Yield Series)	Hedge	—	546,456

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of June 30, 2024:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency/Equity/Interest rate futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Currency forward contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts
Credit/Equity/Interest rate swap agreements	Unrealized appreciation on OTC swap agreements Unamortized upfront premiums paid on interest rate swap agreements	Unamortized upfront premiums received on credit default swap agreements Variation margin on interest rate swap agreements Variation margin on credit default swap agreements
Interest rate option contracts	Investments in unaffiliated issuers, at value	Options written, at value

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at June 30, 2024:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Swaps Interest Rate Risk*	Swaps Credit Risk*	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Total Value at June 30, 2024
Series D (World Equity Income Series)	$—	$—	$63,189	$—	$—	$—	$—	$—	$63,189
Series E (Total Return Bond Series)	—	—	—	3,326	176,514	1,219	680	30,083	211,822
Series F (Floating Rate Strategies Series)	—	—	—	—	—	—	1,471	—	1,471
Series J (StylePlus—Mid Growth Series)	434	—	—	—	—	—	—	—	434
Series N (Managed Asset Allocation Series)	11,940	—	—	4,198	—	—	—	—	16,138
Series P (High Yield Series)	—	—	—	—	—	—	1,270	—	1,270
Series X (StylePlus—Small Growth Series)	975	—	—	—	—	—	—	—	975
Series Z (Alpha Opportunity Series)	—	207,092	—	—	—	—	—	—	207,092

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Futures Foreign Currency Exchange Risk*	Futures Interest Rate Risk*	Swaps Interest Rate Risk*	Swaps Credit Risk*	Forward Foreign Currency Exchange Risk	Options Written Interest Rate Risk	Total Value at June 30, 2024
Series A (StylePlus—Large Core Series)	$16,696	$—	$—	$—	$—	$—	$—	$—	$16,696
Series E (Total Return Bond Series)	—	—	—	586	406,149	—	157	28,777	435,669
Series J (StylePlus—Mid Growth Series)	32,426	—	—	—	—	—	—	—	32,426
Series N (Managed Asset Allocation Series)	10,100	—	—	816	—	—	—	—	10,916
Series P (High Yield Series)	—	—	—	—	—	—	267	—	267
Series X (StylePlus—Small Growth Series)	5,293	—	—	—	—	—	—	—	5,293
Series Y (StylePlus—Large Growth Series)	8,870	—	—	—	—	—	—	—	8,870

*

Includes cumulative appreciation (depreciation) of exchange-traded, OTC and centrally-cleared derivatives contracts as reported on the Schedules of Investments. For exchange-traded and centrally-cleared derivatives, variation margin is reported within the Funds’ Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended June 30, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency/Equity/Interest rate futures contracts	Net realized gain (loss) on futures contracts Net change in unrealized appreciation (depreciation) on futures contracts
Currency forward contracts	Net realized gain (loss) on forward foreign currency exchange contracts Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Interest rate option contracts	Net realized gain (loss) on options purchased Net change in unrealized appreciation (depreciation) on options purchased Net change in unrealized appreciation (depreciation) on options written
Credit/Equity/Interest rate swap agreements	Net realized gain (loss) on swap agreements Net change in unrealized appreciation (depreciation) on swap agreements

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the period ended June 30, 2024:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Swaps Interest Rate Risk	Swaps Credit Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Written Interest Rate Risk	Total
Series A (StylePlus—Large Core Series)	$305,367	$39,630,379	$—	$—	$—	$—	$—	$—	$—	$39,935,746
Series D (World Equity Income Series)	—	—	(166,729)	—	—	—	—	—	—	(166,729)
Series E (Total Return Bond Series)	—	1,144	—	(50,953)	(23,283)	(116,462)	(1,246)	(51,002)	—	(241,802)
Series F (Floating Rate Strategies Series)	—	—	—	—	—	—	5,434	—	—	5,434
Series J (StylePlus—Mid Growth Series)	468,000	21,717,640	—	—	—	—	—	—	—	22,185,640
Series N (Managed Asset Allocation Series)	245,472	—	(7,277)	3,793	—	—	—	—	—	241,988
Series P (High Yield Series)	—	—	—	—	—	—	5,210	—	—	5,210
Series X (StylePlus—Small Growth Series)	55,420	2,500,446	—	—	—	—	—	—	—	2,555,866
Series Y (StylePlus—Large Growth Series)	129,705	11,382,393	—	—	—	—	—	—	—	11,512,098
Series Z (Alpha Opportunity Series)	—	(137,375)	—	—	—	—	—	—	—	(137,375)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Futures Foreign Currency Exchange Risk	Futures Interest Rate Risk	Swaps Interest Rate Risk	Swaps Credit Risk	Forward Foreign Currency Exchange Risk	Options Purchased Interest Rate Risk	Options Written Interest Rate Risk	Total
Series A (StylePlus—Large Core Series)	$(158,294)	$(18,411,216)	$—	$—	$—	$—	$—	$—	$—	$(18,569,510)
Series D (World Equity Income Series)	—	—	63,189	—	—	—	—	—	—	63,189
Series E (Total Return Bond Series)	—	(8,652)	—	(106,889)	(1,072,867)	95,741	6,103	30,822	4,920	(1,050,822)
Series F (Floating Rate Strategies Series)	—	—	—	—	—	—	11,759	—	—	11,759
Series J (StylePlus—Mid Growth Series)	(252,771)	(17,377,099)	—	—	—	—	—	—	—	(17,629,870)
Series N (Managed Asset Allocation Series)	(196,402)	—	3,086	(32,633)	—	—	—	—	—	(225,949)
Series P (High Yield Series)	—	—	—	—	—	—	12,151	—	—	12,151
Series X (StylePlus—Small Growth Series)	(53,060)	(2,133,893)	—	—	—	—	—	—	—	(2,186,953)
Series Y (StylePlus—Large Growth Series)	(23,030)	(4,776,102)	—	—	—	—	—	—	—	(4,799,132)
Series Z (Alpha Opportunity Series)	—	283,131	—	—	—	—	—	—	—	283,131

In conjunction with short sales and the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Funds may incur transaction costs in connection with conversions between various currencies. The Funds may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Funds.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument*	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Series E (Total Return Bond Series)	Forward foreign currency exchange contracts	$680	$—	$680	$—	$—	$680
	Options purchased	30,083	—	30,083	(28,777)	—	1,306
Series F (Floating Rate Strategies Series)	Forward foreign currency exchange contracts	1,471	—	1,471	—	—	1,471
Series P (High Yield Series)	Forward foreign currency exchange contracts	1,270	—	1,270	—	—	1,270
Series Z (Alpha Opportunity Series)	Custom basket swap agreements	207,092	—	207,092	—	—	207,092

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument*	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Series E (Total Return Bond Series)	Forward foreign currency exchange contracts	$157	$—	$157	$—	$—	$157
	Options written	28,777	—	28,777	(28,777)	—	—
Series P (High Yield Series)	Forward foreign currency exchange contracts	267	—	267	—	—	267

*

Series A (StylePlus - Large Core Series), Series J (StylePlus - Mid Growth Series), Series X (StylePlus - Small Growth Series) and Series Y (StylePlus - Large Growth Series) held OTC total return swap agreements entered into at period end which had a $0 value and unrealized appreciation. Accordingly, these positions are excluded from netting arrangements at June 30, 2024.

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of June 30, 2024.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
Series A (StylePlus—Large Core Series)	Morgan Stanley Capital Services LLC	Futures contracts	$421,000	$—
	Wells Fargo Bank, N.A.	Total return swap agreements	—	6,150,000
Series A (StylePlus --Large Core Series) Total			421,000	6,150,000
Series D (World Equity Income Series)	BofA Securities, Inc.	Futures contracts	170,000	—
Series E (Total Return Bond Series)	BofA Securities, Inc.	Credit default swap agreements	5,013	—
	BofA Securities, Inc.	Futures contracts	42,000	—
	BofA Securities, Inc.	Interest rate swap agreements	468,457	—
Series E (Total Return Bond Series) Total			515,470	—
Series J (StylePlus—Mid Growth Series)	Morgan Stanley Capital Services LLC	Futures contracts	400,000	—
	Wells Fargo Bank, N.A.	Total return swap agreements	5,290,000	—
Series J (StylePlus --Mid Growth Series) Total			5,690,000	—
Series X (StylePlus—Small Growth Series)	Morgan Stanley Capital Services LLC	Futures contracts	85,000	—
	Wells Fargo Bank, N.A.	Total return swap agreements	760,000	—
Series X (StylePlus --Small Growth Series) Total			845,000	—
Series Y (StylePlus—Large Growth Series)	Morgan Stanley Capital Services LLC	Futures contracts	145,000	—
	Wells Fargo Bank, N.A.	Total return swap agreements	—	3,080,000
Series Y (StylePlus --Large Growth Series) Total			145,000	3,080,000

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Pricing service providers are used to value a majority of the Funds’ investments. When values are not available from a pricing service provider, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2, as indicated in this report.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a pricing service provider based on a single daily or monthly broker quote.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Series A (StylePlus—Large Core Series)	0.75%
Series B (Large Cap Value Series)	0.65%
Series D (World Equity Income Series)	0.70%
Series E (Total Return Bond Series)	0.39%
Series F (Floating Rate Strategies Series)	0.65%[1]
Series J (StylePlus—Mid Growth Series)	0.75%
Series N (Managed Asset Allocation Series)	0.40%
Series O (All Cap Value Series)	0.70%
Series P (High Yield Series)	0.60%
Series Q (Small Cap Value Series)	0.75%
Series V (SMid Cap Value Series)	0.75%
Series X (StylePlus—Small Growth Series)	0.75%
Series Y (StylePlus—Large Growth Series)	0.65%
Series Z (Alpha Opportunity Series)	0.90%

[1]	The Series F management fee is subject to a 0.05% reduction on assets over $5 billion.

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a separate Distribution and Shareholder Services Plan pursuant to Rule 12b-1 under the 1940 Act that allows those Funds to pay distribution and shareholder services fees to GFD. The Funds will pay distribution and shareholder services fees to GFD at an annual rate not to exceed 0.25% of average daily net assets. GFD may, in turn, pay all or a portion of the proceeds from the distribution and shareholder services fees to insurance companies or their affiliates and qualified plan administrators (“intermediaries”) for services they provide on behalf of the Funds to current and prospective variable contract owners and qualified plan participants that invest in the Funds through the intermediaries.

136 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Contractual expense limitation agreements for the following Funds provide that the total expenses be limited to a percentage of average net assets for the Funds, exclusive of brokerage costs, dividends or interest on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Series A (StylePlus—Large Core Series)	0.91%	05/01/17	05/01/25
Series B (Large Cap Value Series)	0.80%	05/01/17	05/01/25
Series D (World Equity Income Series)	0.90%	05/01/17	05/01/25
Series E (Total Return Bond Series)	0.81%	11/30/12	05/01/25
Series F (Floating Rate Strategies Series)	1.15%	04/22/13	05/01/25
Series J (StylePlus—Mid Growth Series)	0.94%	05/01/17	05/01/25
Series O (All Cap Value Series)	0.88%	05/01/17	05/01/25
Series P (High Yield Series)	1.07%	10/20/14	05/01/25
Series Q (Small Cap Value Series)	1.14%	05/01/17	05/01/25
Series V (Mid Cap Value Series)	0.91%	05/01/17	05/01/25
Series X (StylePlus—Small Growth Series)	1.06%	05/01/17	05/01/25
Series Y (StylePlus—Large Growth Series)	0.93%	05/01/17	05/01/25
Series Z (Alpha Opportunity Series)	2.00%	05/31/17	05/01/25

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. For purposes of this arrangement, GI is entitled to recoupment of previously waived fees or reimbursed expenses for 36 months from the date of the waiver or reimbursement by GI. At June 30, 2024, the amount of fees waived or expenses reimbursed that are subject to recoupment and will expire during the years ended December 31, are presented in the following table:

Fund	2024	2025	2026	2027	Total
Series A (StylePlus - Large Core Series)	$315,054	$468,020	$454,885	$203,638	$1,441,597
Series B (Large Cap Value Series)	299,663	510,071	442,921	195,572	1,448,227
Series D (World Equity Income Series)	197,596	248,699	266,381	110,046	822,722
Series E (Total Return Bond Series)	16,130	23,524	21,638	—	61,292
Series F (Floating Rate Strategies Series)	44,065	45,284	36,293	13,319	138,961
Series J (StylePlus—Mid Growth Series)	236,132	323,149	320,330	145,552	1,025,163
Series O (All Cap Value Series)	142,110	231,664	231,701	102,260	707,735
Series P (High Yield Series)	46,963	69,351	72,179	29,912	218,405
Series Q (Small Cap Value Series)	29,735	49,991	52,236	20,148	152,110
Series V (SMid Cap Value Series)	229,272	380,378	377,732	155,206	1,142,588
Series X (StylePlus - Small Growth Series)	70,499	101,526	106,422	51,236	329,683
Series Y (StylePlus - Large Growth Series)	75,884	112,263	117,237	54,727	360,111
Series Z (Alpha Opportunity Series)	95,963	94,632	87,340	42,065	320,000

For the period ended June 30, 2024, GI recouped amounts from the Funds as follows:

Series B (Large Cap Value Series)	$587
Series D (World Equity Income Series)	374
Series E ( Total Return Bond Series)	41,129
Series O (All Cap Value Series)	298
Series Q (Small Cap Value Series)	260
Series V (SMid Cap Value Series)	524

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If a Fund invests in a fund that is advised by the same adviser or an affiliated adviser, the investing Fund’s adviser has agreed to waive fees at the investing fund level to the extent necessary to offset the proportionate share of any management fee paid by each Fund with respect to its investment in such affiliated fund. Fee waivers will be calculated at the investing fund level without regard to any expense cap in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended June 30, 2024, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount Waived
Series A (StylePlus—Large Core Series)	$35,273
Series E (Total Return Bond Series)	15,575
Series F (Floating Rate Strategies Series)	1,278
Series J (StylePlus—Mid Growth Series)	3,681
Series N (Managed Asset Allocation Series)	915
Series X (StylePlus—Small Growth Series)	393
Series Y (StylePlus—Large Growth Series)	5,092

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian. As custodian, BNY is responsible for the custody of the Funds’ assets. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent and custodian services, MUIS and BNY are entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management, subject to certain minimum monthly fees, and out of pocket expenses.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

138 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At June 30, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Series A (StylePlus—Large Core Series)	$241,010,443	$10,434,739	$(1,809,291)	$8,625,448
Series B (Large Cap Value Series)	158,529,890	50,423,715	(5,248,991)	45,174,724
Series D (World Equity Income Series)	98,745,256	18,248,307	(2,385,888)	15,862,419
Series E (Total Return Bond Series)	187,438,372	663,250	(13,112,717)	(12,449,467)
Series F (Floating Rate Strategies Series)	60,027,409	325,435	(1,500,824)	(1,175,389)
Series J (StylePlus—Mid Growth Series)	170,830,096	4,244,680	(1,549,716)	2,694,964
Series N (Managed Asset Allocation Series)	28,183,602	9,180,408	(1,731,707)	7,448,701
Series O (All Cap Value Series)	73,041,678	23,414,461	(2,890,518)	20,523,943
Series P (High Yield Series)	35,769,722	357,546	(3,610,907)	(3,253,361)
Series Q (Small Cap Value Series)	51,282,314	10,532,351	(4,418,142)	6,114,209
Series V (SMid Cap Value Series)	129,954,074	35,035,193	(9,122,166)	25,913,027
Series X (StylePlus—Small Growth Series)	25,838,435	607,751	(340,455)	267,296
Series Y (StylePlus—Large Growth Series)	53,336,284	2,927,568	(273,675)	2,653,893
Series Z (Alpha Opportunity Series)	3,393,834	401,755	(128,614)	273,141

Note 7 – Securities Transactions

For the period ended June 30, 2024, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Series A (StylePlus—Large Core Series)	$74,937,822	$59,997,754
Series B (Large Cap Value Series)	15,621,404	34,782,743
Series D (World Equity Income Series)	63,577,819	70,632,734
Series E (Total Return Bond Series)	29,041,347	21,958,542
Series F (Floating Rate Strategies Series)	18,136,546	17,749,479
Series J (StylePlus—Mid Growth Series)	57,120,547	57,042,252
Series N (Managed Asset Allocation Series)	200,126	1,647,274
Series O (All Cap Value Series)	10,888,584	16,013,359
Series P (High Yield Series)	7,922,464	7,502,186
Series Q (Small Cap Value Series)	7,521,523	13,116,133
Series V (SMid Cap Value Series)	26,628,968	39,711,267
Series X (StylePlus—Small Growth Series)	10,040,181	10,174,619
Series Y (StylePlus—Large Growth Series)	16,230,893	10,664,973
Series Z (Alpha Opportunity Series)	5,350,307	5,653,143

For the period ended June 30, 2024, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Series E (Total Return Bond Series)	$36,596,275	$39,307,096

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the period ended June 30, 2024, the Funds did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

Note 8 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of June 30, 2024. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of June 30, 2024, were as follows:

Fund	Borrower	Maturity Date	Face Amount	Value
Series E (Total Return Bond Series)
	Authentic Brands	12/21/28	$300,000	$—
	Datix Bidco Ltd.	04/30/31	22,000	—
	Lightning A	03/01/37	140,000	—
	MB2 Dental Solutions, LLC	01/29/31	82,666	2,004
	RLDatix	04/30/30	18,050	—
	Thunderbird A	03/01/37	140,000	—
			$702,716	$2,004
Series F (Floating Rate Strategies Series)
	Alter Domus	05/14/31	$7,506	$—
	Epicor Software	05/22/31	11,217	—
			$18,723	$—

Note 9 – Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Series E (Total Return Bond Series)
	AASET Trust
	2024-1A 6.26% due 05/16/49	06/06/24	$249,992	$250,207
	Copper River CLO Ltd.
	2007-1A INC, due 01/20/21[1]	05/09/14	—	60
			$249,992	$250,267
Series F (Floating Rate Strategies Series)
	Endo, Inc.*	04/23/24	$255	$552
Series P (High Yield Series)
	Endo Luxembourg Finance Co I SARL / Endo US, Inc.*	04/23/24	$1,343	$1,726
	Endo Luxembourg Finance Co. I SARL / Endo US, Inc.*	04/23/24	746	959
	Mirabela Nickel Ltd.
	due 06/24/19[2]	12/31/13	353,909	1,950
	Sabre GLBL, Inc.
	7.38% due 09/01/25	04/27/22	35,246	33,583
	Sabre GLBL, Inc.
	9.25% due 04/15/25	01/05/22	7,227	6,872
			$398,471	$45,090

*	Non-income producing security.
[1]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[2]	Security is in default of interest and/or principal obligations.

140 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured a 364-day committed, $1,150,000,000 line of credit from a syndicated bank group led by Citibank, N.A., which was in place through September 29, 2023, at which time a new line of credit was entered into in the amount of $1,165,000,000. The Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, SOFR plus 1%, or the federal funds rate plus 1/2 of 1%.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their allocated unused commitment amount. The commitment fee amount is allocated to the individual Funds based on the respective net assets of each participating Fund and is referenced in the Funds’ Statements of Operations under “Line of credit fees”. The Funds did not have any borrowings under this agreement as of and for the period ended June 30, 2024.

Note 11 – Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended June 30, 2024, the following Funds entered into reverse repurchase agreements as follows:

Fund	Number of Days Outstanding	Balance at June 30, 2024		Average Balance Outstanding	Average Interest Rate
Series E (Total Return Bond Series)	112	$—	*	$4,625,620	5.49%
Series P (High Yield Series)	177	—	*	245,587	3.32%

*	As of June 30, 2024, the Funds had no open reverse repurchase agreements.

Note 12 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or issuers or particular industries, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, extreme weather, natural/environmental or man made disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the escalated conflict in the Middle East and the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Different sectors, industries and security types may react differently to such developments. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Note 13 – Subsequent Events

On May 24, 2024, the Board approved Agreements and Plans of Reorganization (the “Plans of Reorganization”) providing for the reorganization of each series (fund) of Guggenheim Variable Funds Trust identified below, into the series of New Age Alpha Variable Funds Trust identified below (each, an “Acquiring Fund” and collectively, the “Acquiring Funds”) (each, a “Reorganization” and collectively, the “Reorganizations”), subject to shareholder approval. Upon completion of a Reorganization, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund and will own shares of the Acquiring Fund equal in value to the shares of the Acquired Fund immediately prior to the Reorganization.

Acquired Fund	Acquiring Fund
Series A (StylePlus—Large Core Series)	NAA Large Core Series
Series B (Large Cap Value Series)	NAA Large Cap Value Series
Series D (World Equity Income Series)	NAA World Equity Income Series
Series J (StylePlus—Mid Growth Series)	NAA Mid Growth Series
Series O (All Cap Value Series)	NAA All Cap Value Series
Series Q (Small Cap Value Series)	NAA Small Cap Value Series
Series V (Smid-Cap Value Series)	NAA Smid-Cap Value Series
Series X (StylePlus—Small Growth Series)	NAA Small Growth Series
Series Y (StylePlus—Large Growth Series)	NAA Large Growth Series

If approved by shareholders, each proposed Reorganization is expected to occur on or about October 25, 2024, or any such other date as the parties may agree.

On May 24, 2024, the Board approved a proposal to close and liquidate Series N (Managed Asset Allocation Series) and Series Z (Alpha Opportunity Series) each pursuant to the terms of a Plan of Liquidation (collectively, the “Liquidations”), subject to shareholder approval. On July 22, 2024, shareholders approved the Liquidations, which were completed on August 16, 2024.

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no additional material events that would require adjustment to or disclosure in the Funds’ financial statements.

142 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at https://www.sec.gov. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

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Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

144 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 9: Proxy Disclosures for Open-End Management Investment Companies

Note: This is not applicable for any fund included in this document.

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Item 10: Renumeration Paid to Directors, Officers, and others of Open-End Management Investment Companies

The remuneration paid to directors, officers, and others, if applicable, are included as part of the financial statements included under Item 7 of this Form.

146 | THE GUGGENHEIM FUNDS SEMI-ANNUAL FINANCIAL REPORT

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

Report of the Guggenheim Variable Funds Trust Board of Trustees

The Board of Trustees of Guggenheim Variable Funds Trust (the “Trust”), including the Independent Trustees, approved the renewal of the investment management agreements (as applicable to a specific Fund, the “Advisory Agreement” and collectively, the “Advisory Agreements”) with Security Investors, LLC (“Security Investors”) and Guggenheim Partners Investment Management, LLC (“GPIM”) on behalf of the applicable series of the Trust listed below (each a “Fund” and collectively, the “Funds”):

● Series A (StylePlus—Large Core Series) (“Series A”)*	● Series B (Large Cap Value Series) (“Series B”)*
● Series D (World Equity Income Series) (“Series D”)*	● Series E (Total Return Bond Series) (“Series E”)*
● Series F (Floating Rate Strategies Series) (“Series F”)**	● Series J (StylePlus—Mid Growth Series) (“Series J”)*
● Series N (Managed Asset Allocation Series) (“Series N”)*	● Series O (All Cap Value Series) (“Series O”)*
● Series P (High Yield Series) (“Series P”)*	● Series Q (Small Cap Value Series) (“Series Q”)*
● Series V (SMid Cap Value Series) (“Series V”)*	● Series X (StylePlus—Small Growth Series) (“Series X”)*
● Series Y (StylePlus—Large Growth Series) (“Series Y”)*	● Series Z (Alpha Opportunity Series) (“Series Z”)*

*	Security Investors serves as investment adviser to the Fund.
**

GPIM serves as investment adviser to the Fund. Unless the context indicates otherwise, GPIM and Security Investors, with respect to their service as investment adviser to the applicable Funds, are each referred to herein as an “Adviser” and together, the “Advisers.”

Security Investors and GPIM are each an indirect subsidiary of Guggenheim Partners, LLC, a privately-held, global investment and advisory firm (“Guggenheim Partners”). Guggenheim Partners, Security Investors, GPIM and their affiliates may be referred to herein collectively as “Guggenheim.” Security Investors and GPIM are also known as “Guggenheim Investments,” the global asset management and investment advisory division of Guggenheim Partners that includes other affiliated investment management businesses.

At meetings held in person on April 16, 2024 (the “April Meeting”) and on May 20-21, 2024 (the “May Meeting”), the Contracts Review Committee of the Board (the “Committee”), consisting solely of the Independent Trustees, met separately from Guggenheim to consider the proposed renewal of the Advisory Agreements. As part of its review process, the Committee was represented by independent legal counsel to the Independent Trustees (“Independent Legal Counsel”), from whom the Independent Trustees received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Committee various key aspects of the Trustees’ legal responsibilities relating to the proposed renewal of the Advisory Agreements and other principal contracts. The Committee took into account various materials received from Guggenheim and Independent Legal Counsel. The Committee also considered the variety of written materials, reports and oral presentations the Board received throughout the year regarding performance and operating results of the Funds, and other information relevant to its evaluation of the Advisory Agreements.

In connection with the contract review process, FUSE Research Network LLC (“FUSE”), an independent, third-party research provider, was engaged to prepare advisory contract renewal reports designed specifically to help the Board fulfill its advisory contract renewal responsibilities. The objective of the FUSE reports is to present the subject fund’s relative position regarding fees, expenses and total return performance, with peer group and universe comparisons. The Committee assessed the data provided in the FUSE reports as well as commentary presented by Guggenheim. The Committee noted that although FUSE’s process typically results in the identification for each Fund of a universe of similar funds for performance comparisons and a narrower group of similar funds from the universe based on asset levels for comparative fee and expense data evaluation (i.e., the peer group), the peer group constituent funds identified by FUSE for each of Series D and Series F were the same as the performance universe constituent funds due to each Fund’s investment strategy and pricing.

In addition, Guggenheim provided materials and data in response to formal requests for information sent by Independent Legal Counsel on behalf of the Committee. Guggenheim also made a presentation at the April Meeting. Throughout the process, the Committee asked questions of management and requested certain additional information, which Guggenheim provided (collectively with the foregoing reports and materials, the “Contract Review Materials”). The Committee considered the Contract Review Materials in the context of its accumulated experience governing the Trust and other funds in the Guggenheim fund complex and weighed the factors and standards discussed with Independent Legal Counsel.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

As a part of its analysis, the Committee considered that Guggenheim had engaged in a strategic review of the Guggenheim fund line-up beginning in 2023, which resulted in recommendations to the Board in 2024 for certain Funds1 to be reorganized into new funds sponsored by a third-party manager (the “Proposed Reorganizations”) and for certain Funds2 to be liquidated and terminated (the “Proposed Liquidations”). The Committee noted that the Board was engaged in an extensive due diligence process to evaluate the Proposed Reorganizations and the Proposed Liquidations, which was ongoing at the time of the May Board Meeting (defined below), at which meeting the Advisory Agreements were being considered for renewal. The Committee considered the potential timing of the Proposed Reorganizations and the Proposed Liquidations and that the continuation of the applicable Advisory Agreements for the applicable Funds would allow such Funds to operate until the completion of the Proposed Reorganizations or the Proposed Liquidations, if approved by the Board and by shareholders, and would provide for the operation of such Funds to continue in the event the Board or shareholders do not approve the Proposed Reorganizations or the Proposed Liquidations.

Following an analysis and discussion of relevant factors, including those identified below, and in the exercise of its business judgment, the Committee concluded that it was in the best interest of each Fund to recommend that the Board approve the renewal of the applicable Advisory Agreement for an additional annual term. Following its review of the Committee’s recommendation, the Board approved the renewal of the applicable Advisory Agreement for each Fund for a one-year period ending August 1, 2025 at a meeting held on May 20-21, 2024 (the “May Board Meeting” and together with the May Meeting, the “May Meetings”) and determined to adopt the Committee’s considerations and conclusions, which follow.

Advisory Agreements

Nature, Extent and Quality of Services Provided by Each Adviser: With respect to the nature, extent and quality of services currently provided by each Adviser, the Committee considered the qualifications, experience and skills of key personnel performing services for the Funds, including those personnel providing compliance and risk oversight, as well as the supervisors and reporting lines for such personnel. The Committee also considered other information, including Guggenheim’s resources and related efforts to retain, attract and motivate capable personnel to serve the Funds. In evaluating Guggenheim’s resources and capabilities, the Committee considered Guggenheim’s commitment to focusing on, and investing resources in support of, funds in the Guggenheim fund complex. The Committee also considered Guggenheim’s discussions with the Committee and the Board regarding the Proposed Reorganizations and the Proposed Liquidations, including at the April Meeting and the May Meetings. In this regard, the Committee considered Guggenheim’s representation that it continues to manage each Fund included in the Proposed Reorganizations or the Proposed Liquidations in the best interest of such Fund and its shareholders and will continue to do so for so long as it serves as investment adviser to such Fund, including until the Proposed Reorganizations and the Proposed Liquidations, if approved by the Board and by shareholders, are completed. In addition, the Committee considered the acceptability of the terms of each Advisory Agreement, including the scope of services required to be performed by each Adviser.

The Committee’s review of the services provided by Guggenheim to the Funds included consideration of Guggenheim’s investment processes and resulting performance, portfolio oversight and risk management, and the related regular quarterly reports and presentations received by the Board. The Committee took into account the risks borne by Guggenheim in sponsoring and providing services to the Funds, including regulatory, operational, legal and entrepreneurial risks. The Committee considered the resources dedicated by Guggenheim to compliance functions and the reporting made to the Board by Guggenheim compliance personnel regarding Guggenheim’s adherence to regulatory requirements. The Committee also considered the regular reports the Board receives from the Trust’s Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended. In connection with the Committee’s evaluation of the overall package of services provided by Guggenheim, the Committee considered Guggenheim’s administrative services, including its role in supervising, monitoring, coordinating and evaluating the various services provided by the fund administrator, transfer agent, distributor, custodian and other service providers to the Funds. The Committee evaluated the Office of Chief Financial Officer (the “OCFO”), which oversees the fund administration, accounting and transfer agency services provided to the Funds and other funds in the Guggenheim fund complex, including the OCFO’s resources, personnel and services provided.

[1]	Series A, Series B, Series D, Series J, Series O, Series Q, Series V, Series X and Series Y.
[2]	Series N and Series Z.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

With respect to Guggenheim’s resources and the ability of each Adviser to carry out its responsibilities under the applicable Advisory Agreement, the Chief Financial Officer of Guggenheim Investments reviewed with the Committee financial information concerning the holding company for Guggenheim Investments, Guggenheim Partners Investment Management Holdings, LLC (“GPIMH”), and the various entities comprising Guggenheim Investments, and provided the audited consolidated financial statements of GPIMH. (Thereafter, the Committee received the audited consolidated financial statements of GPIM.)

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, including the Committee’s knowledge of how each Adviser performs its duties obtained through Board meetings, discussions and reports throughout the year, the Committee concluded that each Adviser and its personnel were qualified to serve the Funds in such capacity and may reasonably be expected to continue to provide a high quality of services under each Advisory Agreement with respect to the Funds.

Investment Performance: The Committee received, for each Fund, investment returns for the since-inception, ten-year, five-year, three-year, one-year and three-month periods ended December 31, 2023, as applicable. In addition, the Committee received a comparison of each Fund’s performance to the performance of a benchmark, a universe of funds and a narrower peer group of similar funds based on asset levels as identified by FUSE (except as noted above with respect to Series D and Series F), in each case for the same periods, as applicable. The Committee also received from FUSE a description of the methodology for identifying each Fund’s peer group and universe for performance and expense comparisons. The Committee also received certain performance information as of March 31, 2024. In assessing each Fund’s performance, the Committee considered that the Board receives regular reporting from Guggenheim regarding performance and evaluates performance throughout the year.

In seeking to evaluate Fund performance over a full market cycle, the Committee focused its attention on five-year and three-year performance rankings as compared to the relevant universe of funds. Except as to the individual Funds discussed below, the Committee observed that the returns of each Fund ranked in the third quartile or better of such Fund’s performance universe for each of the five-year and three-year periods considered. In addition, the Committee made the following observations:

Series F (Floating Rate Strategies Series): The Fund’s returns ranked in the 100th and 57th percentiles of its performance universe for each of the five-year and three-year periods ended December 31, 2023, respectively. The Committee considered management’s statement indicating that given the Fund’s relatively small size and frequent inflow and outflows, the Fund is positioned conservatively and with a strong liquidity profile. The Committee noted management’s statement that although this portfolio construction creates a very liquid portfolio compared to the Fund’s peers, it does sacrifice some of the return that is generally attributed to lower quality, smaller and less liquid credits and it contributed to the Fund’s relative underperformance in 2023. The Committee also noted that the Fund’s performance was also impacted by several idiosyncratic credit situations in the consumer cyclical sector in 2023, which were offset by positive credit selection in the capital goods sector. The Committee further considered management’s statement that the Fund’s conservative positioning and liquidity profile contributed to the Fund’s relative outperformance in 2022.

Series Z (Alpha Opportunity Series): The Fund’s returns ranked in the 90th and 47th percentiles of its performance universe for the five-year and three-year periods ended December 31, 2023, respectively. The Committee noted management’s explanation that the Fund’s relative underperformance over the five-year time period was primarily due to the Fund’s beta profile and fundamental factor tilts. The Committee noted management’s statement that the Fund’s lower beta profile to broad market U.S. equities relative to its peers and long exposure to value and short exposure to growth have detracted from investment performance. The Committee also noted management’s statement that as a result of an update in 2021 to the quantitative investment methodology that the Fund employs, the Fund experienced performance rankings that compare more favorably relative to its performance universe for the three-year and one-year periods ended December 31, 2023.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that: (i) each Fund’s performance was acceptable; or (ii) it was satisfied with Guggenheim’s responses and/or efforts to improve investment performance.

Comparative Fees, Costs of Services Provided and the Benefits Realized by Each Adviser from Its Relationship with the Funds: The Committee compared each Fund’s contractual advisory fee, net effective management fee3 and total net expense ratio to the applicable peer group. The Committee also reviewed the median advisory fees and expense ratios, including expense ratio components (e.g., transfer agency fees,

[3]

The “net effective management fee” for each Fund represents the combined effective advisory fee and administration fee as a percentage of average net assets for the latest fiscal year, after any waivers and/or reimbursements.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Continued)

administration fees, other operating expenses, distribution fees and fee waivers/reimbursements), of the peer group. In addition, the Committee considered information regarding Guggenheim’s process for evaluating the competitiveness of each Fund’s fees and expenses, noting Guggenheim’s statement that evaluations seek to incorporate a variety of factors with a general focus on ensuring fees and expenses: (i) are competitive; (ii) give consideration to resource support requirements; and (iii) ensure Funds are able to deliver on shareholder return expectations.

As part of its evaluation of each Fund’s advisory fee, the Committee considered how such fees compared to the advisory fee charged by Guggenheim to one or more other clients that it manages pursuant to similar investment strategies, to the extent applicable, noting that, in certain instances, Guggenheim charges a lower advisory fee to such other clients. In this connection, the Committee considered, among other things, Guggenheim’s representations about the significant differences between managing mutual funds as compared to other types of accounts. The Committee also considered Guggenheim’s explanation that lower fees are charged in certain instances due to various other factors, including the scope of contract, type of investors, fee structure, applicable legal, governance and capital structures, tax status and historical pricing reasons. In addition, the Committee took into account Guggenheim’s discussion of the regulatory, operational, legal and entrepreneurial risks involved with the Funds as compared to other types of accounts. The Committee concluded that the information it received demonstrated that the aggregate services provided to, or the specific circumstances of, each Fund were sufficiently different from the services provided to, or the specific circumstances of, other clients with similar investment strategies and/or that the risks borne by Guggenheim were sufficiently greater than those associated with managing other clients with similar investment strategies to support the difference in fees.

In further considering the comparative fee and expense data presented in the Contract Review Materials and addressed by Guggenheim, the Committee took into account those Funds with currently effective expense limitation agreements with the Adviser. Except as to the individual Funds discussed below, the Committee observed that each Fund’s contractual advisory fee, net effective management fee and total net expense ratio each rank in the third quartile or better of such Fund’s peer group. In addition, the Committee made the following observations:

Series A (StylePlus—Large Core Series): The Fund’s contractual advisory fee ranks in the fourth quartile (79th percentile) of its peer group. The Committee considered that the Fund’s net effective management fee ranks in the first quartile (14th percentile) of its peer group and the Fund’s total net expense ratio ranks in the first quartile (1st percentile) of its peer group. The Committee took into account the Fund’s currently effective expense limitation agreement with the Adviser.

Series F (Floating Rate Strategies Series): The Fund’s contractual advisory fee ranks in the third quartile (71st percentile) of its peer group. The Fund’s net effective management fee and total net expense ratio each rank in the fourth quartile (both in the 86th percentile) of its peer group, which the Committee noted was largely driven by the small size of the Fund and the higher other operating expense ratio in comparison to its peers. The Committee considered the Adviser’s statement explaining the higher fees and expenses that performance is driven by a unique investment approach that requires significant resources. The Committee also took into account the Fund’s currently effective expense limitation agreement with the Adviser.

Series N (Managed Asset Allocation Series): The Fund’s contractual advisory fee ranks in the second quartile (50th percentile) of its peer group. The Fund’s net effective management fee ranks in the third quartile (58th percentile) of its peer group. The Fund’s total net expense ratio ranks in the fourth quartile (83rd percentile) of its peer group, which the Committee noted was largely driven by the small size of the Fund and the higher other operating expense ratio in comparison to its peers.

With respect to the costs of services provided and benefits realized by Guggenheim Investments from its relationship with the Funds, the Committee reviewed a profitability analysis and data from management for each Fund setting forth the average assets under management for the twelve months ended December 31, 2023, gross revenues received, and expenses incurred directly or through allocations, by Guggenheim Investments, expense waivers (as applicable), earnings and the operating margin/profitability rate, including variance information relative to the foregoing amounts as of December 31, 2022 and December 31, 2021. In addition, the Chief Financial Officer of Guggenheim Investments reviewed with, and addressed questions from, the Committee concerning the expense allocation methodology employed in producing the profitability analysis. In the course of its review of Guggenheim Investments’ profitability, the Committee took into account the methods used by Guggenheim Investments to determine expenses and profit and the representation by the Chief Financial Officer of Guggenheim Investments that such methods provided a reasonable basis for determining the profitability of the applicable Adviser with respect to each Fund. The Committee considered all of the foregoing, among other things, in evaluating the costs of services provided, the profitability to Guggenheim Investments and the profitability rates presented.

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Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract (Concluded)

The Committee also considered other benefits available to each Adviser because of its relationship with the Funds and noted Guggenheim’s statement that it does not believe the Advisers derive any such “fall-out” benefits. In this regard, the Committee noted Guggenheim’s statement that, although it does not consider such benefits to be fall-out benefits, the Advisers may benefit from certain economies of scale and synergies, such as enhanced visibility of the Advisers, enhanced leverage in fee negotiations and other synergies arising from offering a broad spectrum of products, including the Funds.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the comparative fees and the benefits realized by each Adviser from its relationship with the Funds were appropriate and that each Adviser’s profitability from its relationship with the Funds was not unreasonable.

Economies of Scale: The Committee received and considered information regarding whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Committee considered whether economies of scale in the provision of services to the Funds were being passed along to and shared with the shareholders. The Committee considered that Guggenheim believes it is appropriately sharing potential economies of scale and that Guggenheim’s decrease in overall expenses in 2023 was attributable to decreased product and distribution related costs driven by lower average assets under management (which also resulted in decreased revenue from the funds in the Guggenheim fund complex), decreased expense waivers and reimbursements, and decreased expenses associated with non-recurring items.

The Committee also noted the process employed by the Adviser to evaluate whether it would be appropriate to institute a new breakpoint for a Fund, with consideration given to, among other things: (i) the Fund’s size and trends in asset levels over recent years; (ii) the competitiveness of the expense levels; (iii) whether expense waivers are in place; (iv) changes and trends in revenue and expenses; (v) whether there are any anticipated expenditures that may benefit the Fund in the future; (vi) Fund profit level margins; (vii) relative Fund performance; (viii) the nature, extent and quality of services management provides to the Fund; and (ix) the complexity of the Fund’s investment strategy and the resources required to support the Fund.

As part of its assessment of economies of scale, the Committee took into account Guggenheim’s representation that it seeks to share economies of scale through a number of means, including advisory fees set at competitive rates pre-assuming future asset growth, expense waivers and limitations, and investments in personnel, operations and infrastructure to support the fund business. The Committee also received information regarding amounts that had been shared with shareholders through such expense waivers and limitations. Thus, the Committee considered the size of the Funds and the competitiveness of and/or other determinations made regarding the current advisory fee for each Fund, as well as whether a Fund is subject to an expense limitation.

Based on the foregoing, and based on other information received (both oral and written) at the April Meeting and the May Meetings, as well as other considerations, the Committee concluded that the advisory fee for each Fund was reasonable.

Overall Conclusions

The Committee concluded that the investment advisory fees are fair and reasonable in light of the extent and quality of the services provided and other benefits received and that the renewal of the applicable Advisory Agreement is in the best interest of each Fund. In reaching this conclusion, no single factor was determinative or conclusive and each Committee member, in the exercise of their informed business judgment, may afford different weights to different factors.

Following its review of the Committee’s analysis and determinations, the Board adopted the considerations and conclusions of the Committee and determined to approve the renewal of the Advisory Agreements. As a part of its considerations, the Board noted its ongoing evaluation of the Proposed Reorganizations and the Proposed Liquidations for certain Funds and determined that the renewal of the applicable Advisory Agreements for such Funds would allow such Funds to operate until the completion of the Proposed Reorganizations or the Proposed Liquidations, if approved by the Board and by shareholders, and would provide for the operation of such Funds to continue in the event the Board or shareholders do not approve the Proposed Reorganizations or the Proposed Liquidations. (Following the May Board Meeting, the Board approved the Proposed Reorganizations and the Proposed Liquidations, subject to shareholder approval, at a reconvening of the May Board Meeting held by videoconference on May 24, 2024.)

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Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to this registrant.

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 16.	Controls and Procedures.

(a)       The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that the officers listed above believe to have materially affected, or to be reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Variable Funds Trust

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer

Date	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Binder
Brian Binder, President and Chief Executive Officer

Date	August 29, 2024

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	August 29, 2024

*	Print the name and title of each signing officer under his or her signature.